State Street U.S. Equity V.I.S. Fund

Schedule of Investments	September 30, 2019 (Unaudited)

	Number of Shares	Fair Value
Common Stock – 98.3% †
Aerospace & Defense – 1.2%
Hexcel Corp.	957	$78,599
Raytheon Co.	669	131,251
The Boeing Co.	243	92,454
		302,304
Air Freight & Logistics – 0.4%
FedEx Corp.	175	25,475
United Parcel Service Inc., Class B	641	76,804
		102,279
Airlines – 0.2%
Alaska Air Group Inc.	614	39,855
JetBlue Airways Corp.	912	15,276	(a	)
		55,131
Application Software – 2.0%
Adobe Inc.	343	94,754	(a	)
Intuit Inc.	242	64,357
salesforce.com Inc.	2,213	328,498	(a	)
		487,609
Asset Management & Custody Banks – 0.3%
The Blackstone Group Inc., Class A	1,774	86,642
Auto Parts & Equipment – 0.3%
Aptiv PLC	947	82,787
Automotive Retail – 0.5%
O’Reilly Automotive Inc.	318	126,726	(a	)
Biotechnology – 3.1%
Alexion Pharmaceuticals Inc.	977	95,687	(a	)
BioMarin Pharmaceutical Inc.	1,134	76,432	(a	)
Gilead Sciences Inc.	7,324	464,195
Vertex Pharmaceuticals Inc.	829	140,449	(a	)
		776,763
Building Products – 0.2%
Allegion PLC	441	45,710
Cable & Satellite – 1.9%
Charter Communications Inc., Class A	670	276,120	(a	)
Comcast Corp., Class A	4,371	197,045
		473,165
Commodity Chemicals – 0.1%
Dow Inc.	604	28,781	(a	)
Communications Equipment – 0.7%
Cisco Systems Inc.	3,465	171,206
Construction Materials – 0.1%
Vulcan Materials Co.	167	25,257
Data Processing & Outsourced Services – 3.9%
Fidelity National Information Services Inc.	404	53,635
Mastercard Inc., Class A	887	240,883
Visa Inc., Class A	3,922	674,623
		969,141
Diversified Banks – 3.1%
JPMorgan Chase & Co.	6,609	777,813
Electric Utilities – 1.5%
American Electric Power Company Inc.	796	74,577
Duke Energy Corp.	328	31,442
Edison International	417	31,450
Exelon Corp.	1,743	84,205
NextEra Energy Inc.	707	164,724
		386,398
Electrical Components & Equipment – 0.4%
Emerson Electric Co.	1,636	109,383
Electronic Components – 2.5%
Amphenol Corp., Class A	3,015	290,947
Corning Inc.	11,946	340,700
		631,647

	Number of Shares	Fair Value
Environmental & Facilities Services – 0.6%
Republic Services Inc.	564	$48,814
Waste Management Inc.	843	96,945
		145,759
Fertilizers & Agricultural Chemicals – 0.2%
Corteva Inc.	1,477	41,356	(a	)
Financial Exchanges & Data – 3.5%
CME Group Inc.	1,841	389,077
MSCI Inc.	340	74,035
S&P Global Inc.	1,464	358,651
Tradeweb Markets Inc., Class A	1,586	58,650
		880,413
Footwear – 0.8%
NIKE Inc., Class B	1,997	187,558
General Merchandise Stores – 0.4%
Dollar Tree Inc.	857	97,835	(a	)
Gold – 0.1%
Newmont Goldcorp Corp.	736	27,909
Healthcare Equipment – 2.4%
ABIOMED Inc.	371	65,997	(a	)
Becton Dickinson and Co.	443	112,061
Boston Scientific Corp.	6,789	276,245	(a	)
Medtronic PLC	1,407	152,828
		607,131
Healthcare Services – 1.0%
Cigna Corp.	960	145,718	(a	)
DaVita Inc.	457	26,081	(a	)
Quest Diagnostics Inc.	747	79,952
		251,751
Home Improvement Retail – 0.6%
The Home Depot Inc.	655	151,973
Hotels, Resorts & Cruise Lines – 0.3%
Marriott International Inc., Class A	532	66,165
Household Products – 1.1%
The Procter & Gamble Co.	2,271	282,467
Hypermarkets & Super Centers – 0.4%
Walmart Inc.	742	88,061
Industrial Conglomerates – 1.3%
Honeywell International Inc.	1,125	190,350
Roper Technologies Inc.	342	121,957
		312,307
Industrial Gases – 0.6%
Air Products & Chemicals Inc.	476	105,605
Linde PLC	164	31,770
		137,375
Industrial Machinery – 2.4%
Ingersoll-Rand PLC	2,699	332,544
Xylem Inc.	3,308	263,383
		595,927
Insurance Brokers – 0.3%
Marsh & McLennan Companies Inc.	817	81,741
Integrated Oil & Gas – 2.5%
Chevron Corp.	3,609	428,028
Exxon Mobil Corp.	2,948	208,158
		636,186
Integrated Telecommunication Services – 0.7%
AT&T Inc.	1,554	58,804
Verizon Communications Inc.	1,998	120,599
		179,403
Interactive Home Entertainment – 0.3%
Activision Blizzard Inc.	666	35,245
Electronic Arts Inc.	337	32,965	(a	)
		68,210
Interactive Media & Services – 5.9%
Alphabet Inc., Class A	555	677,733	(a	)

State Street U.S. Equity V.I.S. Fund

Schedule of Investments	September 30, 2019 (Unaudited)

	Number of Shares	Fair Value
Alphabet Inc., Class C	287	$349,853	(a	)
Facebook Inc., Class A	2,541	452,501	(a	)
		1,480,087
Internet & Direct Marketing Retail – 4.3%
Amazon.com Inc.	526	913,089	(a	)
Booking Holdings Inc.	85	166,822	(a	)
		1,079,911
Investment Banking & Brokerage – 0.1%
The Charles Schwab Corp.	888	37,145
IT Consulting & Other Services – 0.7%
Accenture PLC, Class A	421	80,979
International Business Machines Corp.	635	92,342
		173,321
Life & Health Insurance – 0.3%
Prudential Financial Inc.	777	69,891
Life Sciences Tools & Services – 0.8%
Illumina Inc.	404	122,905	(a	)
IQVIA Holdings Inc.	358	53,478	(a	)
Thermo Fisher Scientific Inc.	111	32,331
		208,714
Managed Healthcare – 2.0%
Humana Inc.	292	74,656
UnitedHealth Group Inc.	1,923	417,906
		492,562
Movies & Entertainment – 2.1%
Netflix Inc.	394	105,442	(a	)
The Walt Disney Co.	3,269	426,016
		531,458
Multi-Line Insurance – 0.5%
American International Group Inc.	1,267	70,572
The Hartford Financial Services Group Inc.	991	60,064
		130,636
Multi-Sector Holdings – 1.1%
Berkshire Hathaway Inc., Class B	1,369	284,779	(a	)
Multi-Utilities – 1.9%
CMS Energy Corp.	614	39,265
Dominion Energy Inc.	688	55,756
Sempra Energy	2,546	375,815
		470,836
Oil & Gas Equipment & Services – 0.9%
Schlumberger Ltd.	6,324	216,091
Oil & Gas Exploration & Production – 0.8%
Concho Resources Inc.	119	8,080
ConocoPhillips	1,324	75,442
Diamondback Energy Inc.	853	76,693
EOG Resources Inc.	468	34,735
		194,950
Oil & Gas Refining & Marketing – 0.3%
Marathon Petroleum Corp.	1,298	78,853
Packaged Foods & Meats – 1.6%
Mondelez International Inc., Class A	7,337	405,883
Personal Products – 0.8%
The Estee Lauder Companies Inc., Class A	956	190,196
Pharmaceuticals – 5.8%
Allergan PLC	2,969	499,653
Bristol-Myers Squibb Co.	2,815	142,749
Elanco Animal Health Inc.	3,331	88,571	(a	)
Merck & Company Inc.	7,263	611,399
Mylan N.V.	4,904	97,001	(a	)
		1,439,373
Property & Casualty Insurance – 0.6%
Chubb Ltd.	659	106,389
The Progressive Corp.	503	38,857
		145,246

	Number of Shares	Fair Value
Railroads – 0.5%
Union Pacific Corp.	767	$124,239
Regional Banks – 2.4%
First Republic Bank	3,922	379,258
Regions Financial Corp.	6,200	98,084
SVB Financial Group	537	112,206	(a	)
		589,548
Restaurants – 1.1%
McDonald’s Corp.	1,266	271,823
Semiconductor Equipment – 2.7%
Applied Materials Inc.	9,309	464,519
ASML Holding N.V.	679	168,677
Lam Research Corp.	162	37,440
		670,636
Semiconductors – 1.7%
Broadcom Inc.	360	99,385
Intel Corp.	2,253	116,097
NVIDIA Corp.	892	155,271
QUALCOMM Inc.	747	56,981
		427,734
Soft Drinks – 2.0%
PepsiCo Inc.	3,577	490,407
Specialized REITs – 2.2%
American Tower Corp.	601	132,899
Equinix Inc.	297	171,309
Extra Space Storage Inc.	2,024	236,444
		540,652
Specialty Chemicals – 0.7%
Albemarle Corp.	366	25,444
DuPont de Nemours Inc.	1,004	71,595
PPG Industries Inc.	550	65,181
		162,220
Specialty Stores – 0.3%
Ulta Salon Cosmetics & Fragrance Inc.	283	70,934	(a	)
Systems Software – 6.0%
Microsoft Corp.	9,098	1,264,895
Oracle Corp.	2,907	159,972
ServiceNow Inc.	303	76,917	(a	)
		1,501,784
Technology Hardware, Storage & Peripherals – 4.0%
Apple Inc.	4,500	1,007,865
Tobacco – 0.5%
Philip Morris International Inc.	1,585	120,349
Trading Companies & Distributors – 1.2%
United Rentals Inc.	2,491	310,478	(a	)
Trucking – 0.4%
Lyft Inc., Class A	2,145	87,602	(a	)
Wireless Telecommunication Services – 0.2%
T-Mobile US Inc.	681	53,642	(a	)
Total Common Stock (Cost $18,592,573)		24,538,114
Short-Term Investments – 1.8%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 1.92% (Cost $452,957)	452,957	452,957	(b,c	)
Total Investments (Cost $19,045,530)		24,991,071
Liabilities in Excess of Other Assets, net – (0.1)%		(21,842)

NET ASSETS – 100.0%		$24,969,229

State Street U.S. Equity V.I.S. Fund

Schedule of Investments	September 30, 2019 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(c)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of September 30, 2019.

Abbreviations:

REIT	Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2019:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$24,538,114	$—	$—	$24,538,114
Short-Term Investments	452,957	—	—	452,957

Total Investments in Securities	$24,991,071	$—	$—	$24,991,071

Affiliate Table

	Number of Shares Held at 12/31/18	Value At 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	743,662	$743,662	$3,552,598	$3,843,303	—	—	452,957	$452,957	$9,624

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments	September 30, 2019 (Unaudited)

	Number of Shares	Fair Value
Common Stock – 98.0% †
Advertising – 0.1%
Omnicom Group Inc.	1,543	$120,817
The Interpublic Group of Companies Inc.	2,720	58,643
		179,460
Aerospace & Defense – 2.7%
Arconic Inc.	2,788	72,488
General Dynamics Corp.	1,612	294,561
Huntington Ingalls Industries Inc.	300	63,537
L3Harris Technologies Inc.	1,565	326,521
Lockheed Martin Corp.	1,731	675,194
Northrop Grumman Corp.	1,097	411,145
Raytheon Co.	1,961	384,728
Textron Inc.	1,525	74,664
The Boeing Co.	3,789	1,441,601
TransDigm Group Inc.	333	173,383
United Technologies Corp.	5,752	785,263
		4,703,085
Agricultural & Farm Machinery – 0.2%
Deere & Co.	2,226	375,482
Agricultural Products – 0.1%
Archer-Daniels-Midland Co.	3,924	161,159
Air Freight & Logistics – 0.6%
CH Robinson Worldwide Inc.	1,029	87,239
Expeditors International of Washington Inc.	1,199	89,074
FedEx Corp.	1,688	245,722
United Parcel Service Inc., Class B	4,976	596,224
		1,018,259
Airlines – 0.4%
Alaska Air Group Inc.	1,000	64,910	(a	)
American Airlines Group Inc.	2,398	64,674
Delta Air Lines Inc.	4,306	248,026
Southwest Airlines Co.	3,334	180,069
United Airlines Holdings Inc.	1,650	145,876	(b	)
		703,555
Alternative Carriers – 0.1%
CenturyLink Inc.	7,333	91,516
Aluminum – 0.0%*
Alcoa Corp.	1	20	(a,b	)
Apparel Retail – 0.5%
L Brands Inc.	1,488	29,150
Ross Stores Inc.	2,577	283,084
The Gap Inc.	1,676	29,095
The TJX Companies Inc.	8,495	473,511
		814,840
Apparel, Accessories & Luxury Goods – 0.3%
Capri Holdings Ltd.	1,222	40,522	(b	)
Hanesbrands Inc.	2,400	36,768
PVH Corp.	518	45,703
Ralph Lauren Corp.	400	38,188
Tapestry Inc.	2,289	59,628
Under Armour Inc., Class A	1,700	33,898	(b	)
Under Armour Inc., Class C	1,712	31,039	(b	)
VF Corp.	2,202	195,956
		481,702
Application Software – 1.7%
Adobe Inc.	3,409	941,736	(a,b	)
ANSYS Inc.	600	132,816	(b	)
Autodesk Inc.	1,548	228,639	(b	)
Cadence Design Systems Inc.	1,900	125,552	(b	)
Citrix Systems Inc.	907	87,544
Intuit Inc.	1,787	475,235
salesforce.com Inc.	6,212	922,109	(b	)
Synopsys Inc.	999	137,113	(b	)
Verint Systems Inc.	1	43	(b	)
		3,050,787

	Number of Shares	Fair Value
Asset Management & Custody Banks – 0.8%
Affiliated Managers Group Inc.	400	$33,340	(a	)
Ameriprise Financial Inc.	905	133,125
BlackRock Inc.	809	360,523
Franklin Resources Inc.	2,000	57,720
Invesco Ltd.	3,250	55,055
Northern Trust Corp.	1,496	139,607
State Street Corp.	2,611	154,545	(c	)
T Rowe Price Group Inc.	1,740	198,795
The Bank of New York Mellon Corp.	6,337	286,496
		1,419,206
Auto Parts & Equipment – 0.1%
Aptiv PLC	1,856	162,251
BorgWarner Inc.	1,347	49,408
		211,659
Automobile Manufacturers – 0.3%
Ford Motor Co.	27,626	253,054
General Motors Co.	8,886	333,047
		586,101
Automotive Retail – 0.3%
Advance Auto Parts Inc.	522	86,339	(a	)
AutoZone Inc.	166	180,047	(b	)
CarMax Inc.	1,190	104,720	(b	)
O’Reilly Automotive Inc.	549	218,782	(b	)
		589,888
Biotechnology – 2.1%
AbbVie Inc.	10,463	792,258	(a	)
Alexion Pharmaceuticals Inc.	1,601	156,802	(a,b	)
Amgen Inc.	4,264	825,127
Biogen Inc.	1,358	316,170	(b	)
Celgene Corp.	4,957	492,230	(b	)
Gilead Sciences Inc.	9,051	573,652
Incyte Corp.	1,200	89,076	(b	)
Regeneron Pharmaceuticals Inc.	550	152,570	(b	)
Vertex Pharmaceuticals Inc.	1,800	304,956	(b	)
		3,702,841
Brewers – 0.0%*
Molson Coors Brewing Co., Class B	1,298	74,635
Broadcasting – 0.2%
CBS Corp., Class B	2,596	104,801
Discovery Inc., Class A	1,106	29,453	(b	)
Discovery Inc., Class C	2,636	64,898	(b	)
Fox Corp., Class A	2,615	82,464
Fox Corp., Class B	1,130	35,640	(b	)
		317,256
Building Products – 0.3%
Allegion PLC	733	75,976
AO Smith Corp.	972	46,374	(a	)
Fortune Brands Home & Security Inc.	1,000	54,700
Johnson Controls International PLC	5,742	252,016
Masco Corp.	2,224	92,696
		521,762
Cable & Satellite – 1.1%
Charter Communications Inc., Class A	1,105	455,393	(b	)
Comcast Corp., Class A	31,931	1,439,449
DISH Network Corp., Class A	1,500	51,105	(b	)
		1,945,947
Casinos & Gaming – 0.1%
MGM Resorts International	3,500	97,020
Wynn Resorts Ltd.	751	81,649
		178,669
Commodity Chemicals – 0.2%
Dow Inc.	5,284	251,783	(b	)
LyondellBasell Industries N.V., Class A	1,900	169,993
		421,776
Communications Equipment – 1.1%
Arista Networks Inc.	350	83,622	(b	)
Cisco Systems Inc.	29,799	1,472,369
F5 Networks Inc.	400	56,168	(b	)

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments	September 30, 2019 (Unaudited)

	Number of Shares	Fair Value
Juniper Networks Inc.	2,800	$69,300
Motorola Solutions Inc.	1,144	194,949
		1,876,408
Computer & Electronics Retail – 0.1%
Best Buy Company Inc.	1,712	118,111
Construction & Engineering – 0.1%
Jacobs Engineering Group Inc.	850	77,775
Quanta Services Inc.	1,200	45,360
		123,135
Construction Machinery & Heavy Trucks – 0.5%
Caterpillar Inc.	3,908	493,619
Cummins Inc.	1,056	171,780
PACCAR Inc.	2,403	168,234
Wabtec Corp.	1,297	93,202
		926,835
Construction Materials – 0.1%
Martin Marietta Materials Inc.	400	109,640
Vulcan Materials Co.	973	147,157
		256,797
Consumer Electronics – 0.0%*
Garmin Ltd.	800	67,752
Consumer Finance – 0.7%
American Express Co.	4,758	562,776
Capital One Financial Corp.	3,295	299,779
Discover Financial Services	2,277	184,642
Synchrony Financial	4,277	145,803
		1,193,000
Copper – 0.1%
Freeport-McMoRan Inc.	10,498	100,466
Data Processing & Outsourced Services – 4.0%
Alliance Data Systems Corp.	325	41,642	(a	)
Automatic Data Processing Inc.	3,053	492,815
Broadridge Financial Solutions Inc.	800	99,544
Fidelity National Information Services Inc.	4,300	570,868
Fiserv Inc.	4,058	420,368	(b	)
FleetCor Technologies Inc.	600	172,068	(b	)
Global Payments Inc.	2,088	331,992
Jack Henry & Associates Inc.	600	87,582
Mastercard Inc., Class A	6,344	1,722,840
Paychex Inc.	2,334	193,185
PayPal Holdings Inc.	8,243	853,893	(b	)
The Western Union Co.	3,224	74,700
Visa Inc., Class A	12,227	2,103,167
		7,164,664
Department Stores – 0.1%
Kohl’s Corp.	1,273	63,217
Macy’s Inc.	2,334	36,270
Nordstrom Inc.	592	19,933
		119,420
Distillers & Vintners – 0.2%
Brown-Forman Corp., Class B	1,294	81,237
Constellation Brands Inc., Class A	1,179	244,383
		325,620
Distributors – 0.1%
Genuine Parts Co.	945	94,113
LKQ Corp.	2,452	77,115	(b	)
		171,228
Diversified Banks – 4.2%
Bank of America Corp.	59,026	1,721,788
Citigroup Inc.	15,932	1,100,583
JPMorgan Chase & Co.	22,681	2,669,327
U.S. Bancorp	10,149	561,646
Wells Fargo & Co.	28,599	1,442,533
		7,495,877
Diversified Chemicals – 0.0%*
Eastman Chemical Co.	918	67,776

	Number of Shares	Fair Value
Diversified Support Services – 0.1%
Cintas Corp.	564	$151,208
Copart Inc.	1,300	104,429	(b	)
		255,637
Drug Retail – 0.2%
Walgreens Boots Alliance Inc.	5,313	293,862
Electric Utilities – 2.1%
Alliant Energy Corp.	1,600	86,288	(a	)
American Electric Power Company Inc.	3,483	326,322
Duke Energy Corp.	5,082	487,161
Edison International	2,442	184,176
Entergy Corp.	1,253	147,052
Evergy Inc.	1,599	106,429
Eversource Energy	2,330	199,145
Exelon Corp.	6,934	334,982
FirstEnergy Corp.	3,854	185,878
NextEra Energy Inc.	3,402	792,632
Pinnacle West Capital Corp.	700	67,949
PPL Corp.	5,037	158,615
The Southern Co.	7,258	448,327
Xcel Energy Inc.	3,606	233,993
		3,758,949
Electrical Components & Equipment – 0.5%
AMETEK Inc.	1,600	146,912
Eaton Corporation PLC	3,000	249,450
Emerson Electric Co.	4,430	296,190
Rockwell Automation Inc.	819	134,971
		827,523
Electronic Components – 0.2%
Amphenol Corp., Class A	2,000	193,000
Corning Inc.	5,134	146,422
		339,422
Electronic Equipment & Instruments – 0.1%
FLIR Systems Inc.	1,100	57,849
Keysight Technologies Inc.	1,400	136,150	(b	)
		193,999
Electronic Manufacturing Services – 0.2%
IPG Photonics Corp.	300	40,680	(b	)
TE Connectivity Ltd.	2,454	228,664
		269,344
Environmental & Facilities Services – 0.3%
Republic Services Inc.	1,615	139,778
Rollins Inc.	1,200	40,884
Waste Management Inc.	2,703	310,845
		491,507
Fertilizers & Agricultural Chemicals – 0.2%
CF Industries Holdings Inc.	1,685	82,902
Corteva Inc.	5,417	151,676	(b	)
FMC Corp.	981	86,014
The Mosaic Co.	2,500	51,250
		371,842
Financial Exchanges & Data – 1.1%
Cboe Global Markets Inc.	800	91,928
CME Group Inc.	2,519	532,365
Intercontinental Exchange Inc.	4,013	370,280
MarketAxess Holdings Inc.	250	81,875
Moody’s Corp.	1,156	236,783
MSCI Inc.	600	130,650
Nasdaq Inc.	834	82,858
S&P Global Inc.	1,757	430,430
		1,957,169
Food Distributors – 0.2%
Sysco Corp.	3,618	287,269
Food Retail – 0.1%
The Kroger Co.	5,490	141,532
Footwear – 0.5%
NIKE Inc., Class B	8,642	811,657

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments	September 30, 2019 (Unaudited)

	Number of Shares	Fair Value
Gas Utilities – 0.1%
Atmos Energy Corp.	900	$102,501
General Merchandise Stores – 0.5%
Dollar General Corp.	1,812	287,999
Dollar Tree Inc.	1,692	193,159	(b	)
Target Corp.	3,495	373,650
		854,808
Gold – 0.1%
Newmont Goldcorp Corp.	5,411	205,185
Health Care REITs – 0.3%
HCP Inc.	3,274	116,652
Ventas Inc.	2,629	191,996
Welltower Inc.	2,800	253,820
		562,468
Healthcare Distributors – 0.3%
AmerisourceBergen Corp.	1,061	87,352
Cardinal Health Inc.	2,268	107,027
Henry Schein Inc.	1,098	69,723	(b	)
McKesson Corp.	1,389	189,821
		453,923
Healthcare Equipment – 3.3%
Abbott Laboratories	12,214	1,021,945	(a	)
ABIOMED Inc.	300	53,367	(a,b	)
Baxter International Inc.	3,377	295,386
Becton Dickinson and Co.	1,883	476,324
Boston Scientific Corp.	9,799	398,721	(b	)
Danaher Corp.	4,400	635,492
Edwards Lifesciences Corp.	1,500	329,865	(b	)
Hologic Inc.	1,900	95,931	(b	)
IDEXX Laboratories Inc.	622	169,141	(b	)
Intuitive Surgical Inc.	796	429,784	(b	)
Medtronic PLC	9,447	1,026,133
ResMed Inc.	1,070	144,568
Stryker Corp.	2,181	471,750
Teleflex Inc.	300	101,925
Varian Medical Systems Inc.	634	75,503	(b	)
Zimmer Biomet Holdings Inc.	1,337	183,530
		5,909,365
Healthcare Facilities – 0.2%
HCA Healthcare Inc.	1,891	227,714
Universal Health Services Inc., Class B	558	83,003
		310,717
Healthcare Services – 0.7%
Cigna Corp.	2,665	404,520	(b	)
CVS Health Corp.	9,141	576,523
DaVita Inc.	858	48,966	(b	)
Laboratory Corporation of America Holdings	700	117,600	(b	)
Quest Diagnostics Inc.	1,000	107,030
		1,254,639
Healthcare Supplies – 0.1%
Align Technology Inc.	461	83,404	(a,b	)
DENTSPLY SIRONA Inc.	1,532	81,671
The Cooper Companies Inc.	315	93,555
		258,630
Healthcare Technology – 0.1%
Cerner Corp.	2,400	163,608
Home Building – 0.2%
D.R. Horton Inc.	2,400	126,504
Lennar Corp., Class A	2,100	117,285
NVR Inc.	20	74,347	(b	)
PulteGroup Inc.	1,535	56,104
		374,240
Home Furnishings – 0.1%
Leggett & Platt Inc.	1,000	40,940
Mohawk Industries Inc.	500	62,035	(b	)
		102,975

	Number of Shares	Fair Value
Home Improvement Retail – 1.3%
Lowe’s Companies Inc.	5,531	$608,189
The Home Depot Inc.	7,689	1,784,002
		2,392,191
Hotel & Resort REITs – 0.1%
Host Hotels & Resorts Inc.	5,617	97,118
Hotels, Resorts & Cruise Lines – 0.4%
Carnival Corp.	2,900	126,759
Hilton Worldwide Holdings Inc.	2,100	195,531
Marriott International Inc., Class A	1,982	246,501
Norwegian Cruise Line Holdings Ltd.	1,500	77,655	(b	)
Royal Caribbean Cruises Ltd.	1,263	136,821
		783,267
Household Appliances – 0.0%*
Whirlpool Corp.	462	73,162
Household Products – 1.8%
Church & Dwight Company Inc.	1,838	138,291
Colgate-Palmolive Co.	6,153	452,307
Kimberly-Clark Corp.	2,412	342,625
The Clorox Co.	945	143,517
The Procter & Gamble Co.	17,651	2,195,431
		3,272,171
Housewares & Specialties – 0.0%*
Newell Brands Inc.	2,334	43,692
Human Resource & Employment Services – 0.0%*
Robert Half International Inc.	875	48,703
Hypermarkets & Super Centers – 1.2%
Costco Wholesale Corp.	3,098	892,565
Walmart Inc.	10,048	1,192,496
		2,085,061
Independent Power Producers & Energy Traders – 0.1%
AES Corp.	4,826	78,857	(a	)
NRG Energy Inc.	1,738	68,825
		147,682
Industrial Conglomerates – 1.3%
3M Co.	4,006	658,587	(a	)
General Electric Co.	59,994	536,346
Honeywell International Inc.	5,126	867,319
Roper Technologies Inc.	728	259,605
		2,321,857
Industrial Gases – 0.6%
Air Products & Chemicals Inc.	1,541	341,886	(a	)
Linde PLC	3,822	740,398
		1,082,284
Industrial Machinery – 0.8%
Dover Corp.	1,009	100,456
Flowserve Corp.	900	42,039
Fortive Corp.	2,149	147,335
IDEX Corp.	500	81,940
Illinois Tool Works Inc.	2,160	338,018
Ingersoll-Rand PLC	1,600	197,136
Parker-Hannifin Corp.	934	168,690
Pentair PLC	1,146	43,319
Snap-on Inc.	409	64,025
Stanley Black & Decker Inc.	1,099	158,707
Xylem Inc.	1,281	101,993
		1,443,658
Industrial REITs – 0.3%
Duke Realty Corp.	2,500	84,925
Prologis Inc. REIT	4,457	379,826
		464,751
Insurance Brokers – 0.5%
Aon PLC	1,734	335,650
Arthur J Gallagher & Co.	1,227	109,903
Marsh & McLennan Companies Inc.	3,526	352,776
Willis Towers Watson PLC	858	165,568
		963,897

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments	September 30, 2019 (Unaudited)

	Number of Shares	Fair Value
Integrated Oil & Gas – 2.2%
Chevron Corp.	13,393	$1,588,410
Exxon Mobil Corp.	29,544	2,086,102
Occidental Petroleum Corp.	6,029	268,109
		3,942,621
Integrated Telecommunication Services – 2.1%
AT&T Inc.	51,366	1,943,690
Verizon Communications Inc.	29,092	1,755,993
		3,699,683
Interactive Home Entertainment – 0.3%
Activision Blizzard Inc.	5,400	285,768	(a	)
Electronic Arts Inc.	2,105	205,911	(b	)
Take-Two Interactive Software Inc.	800	100,272	(b	)
		591,951
Interactive Media & Services – 4.7%
Alphabet Inc., Class A	2,101	2,565,615	(a,b	)
Alphabet Inc., Class C	2,142	2,611,098	(b	)
Facebook Inc., Class A	16,849	3,000,470	(b	)
TripAdvisor Inc.	650	25,142	(b	)
Twitter Inc.	5,100	210,120	(b	)
		8,412,445
Internet & Direct Marketing Retail – 3.4%
Amazon.com Inc.	2,923	5,074,065	(b	)
Booking Holdings Inc.	303	594,671	(b	)
eBay Inc.	5,960	232,321
Expedia Group Inc.	850	114,248
		6,015,305
Internet Services & Infrastructure – 0.1%
Akamai Technologies Inc.	1,133	103,534	(a,b	)
VeriSign Inc.	724	136,568	(b	)
		240,102
Investment Banking & Brokerage – 0.8%
E*TRADE Financial Corp.	1,640	71,652
Morgan Stanley	8,929	381,000
Raymond James Financial Inc.	904	74,544
The Charles Schwab Corp.	8,511	356,015
The Goldman Sachs Group Inc.	2,303	477,251
		1,360,462
IT Consulting & Other Services – 1.2%
Accenture PLC, Class A	4,445	854,996	(a	)
Cognizant Technology Solutions Corp., Class A	3,976	239,614
DXC Technology Co.	1,824	53,808
Gartner Inc.	600	85,794	(b	)
International Business Machines Corp.	6,111	888,661
Leidos Holdings Inc.	1,000	85,880
		2,208,753
Leisure Products – 0.1%
Hasbro Inc.	796	94,477
Life & Health Insurance – 0.6%
Aflac Inc.	5,226	273,424	(a	)
Globe Life Inc.	666	63,776
Lincoln National Corp.	1,560	94,099
MetLife Inc.	5,560	262,210
Principal Financial Group Inc.	1,711	97,767
Prudential Financial Inc.	2,801	251,950
Unum Group	1,589	47,225
		1,090,451
Life Sciences Tools & Services – 1.0%
Agilent Technologies Inc.	2,322	177,935	(a	)
Illumina Inc.	1,001	304,524	(b	)
IQVIA Holdings Inc.	1,300	194,194	(b	)
Mettler-Toledo International Inc.	179	126,088	(b	)
PerkinElmer Inc.	711	60,556
Thermo Fisher Scientific Inc.	2,828	823,711
Waters Corp.	484	108,043	(b	)
		1,795,051
Managed Healthcare – 1.3%
Anthem Inc.	1,775	426,178

	Number of Shares	Fair Value
Centene Corp.	3,027	$130,948	(b	)
Humana Inc.	927	237,006
UnitedHealth Group Inc.	6,700	1,456,044
WellCare Health Plans Inc.	300	77,751	(b	)
		2,327,927
Metal & Glass Containers – 0.1%
Ball Corp.	2,382	173,433
Motorcycle Manufacturers – 0.0%*
Harley-Davidson Inc.	1,135	40,826
Movies & Entertainment – 1.4%
Netflix Inc.	3,090	826,946	(b	)
The Walt Disney Co.	12,727	1,658,583
Viacom Inc., Class B	2,346	56,374
		2,541,903
Multi-Line Insurance – 0.3%
American International Group Inc.	6,229	346,955
Assurant Inc.	339	42,653
The Hartford Financial Services Group Inc.	2,544	154,192
		543,800
Multi-Sector Holdings – 1.6%
Berkshire Hathaway Inc., Class B	13,796	2,869,844	(b	)
Multi-Utilities – 1.1%
Ameren Corp.	1,642	131,442
CenterPoint Energy Inc.	3,718	112,209
CMS Energy Corp.	2,000	127,900
Consolidated Edison Inc.	2,255	213,030
Dominion Energy Inc.	5,717	463,306
DTE Energy Co.	1,280	170,189
NiSource Inc.	2,515	75,249
Public Service Enterprise Group Inc.	3,492	216,783
Sempra Energy	1,800	265,698
WEC Energy Group Inc.	2,209	210,076
		1,985,882
Office REITs – 0.2%
Alexandria Real Estate Equities Inc.	800	123,232	(a	)
Boston Properties Inc.	1,098	142,367
SL Green Realty Corp.	600	49,050
Vornado Realty Trust	1,211	77,104
		391,753
Oil & Gas Drilling – 0.0%*
Helmerich & Payne Inc.	900	36,063
Oil & Gas Equipment & Services – 0.4%
Baker Hughes a GE Co.	3,481	80,759
Halliburton Co.	6,458	121,734
National Oilwell Varco Inc.	2,846	60,335
Schlumberger Ltd.	9,984	341,153
TechnipFMC PLC	2,686	64,840
		668,821
Oil & Gas Exploration & Production – 0.9%
Apache Corp.	2,948	75,469
Cabot Oil & Gas Corp.	3,135	55,082
Cimarex Energy Co.	700	33,558
Concho Resources Inc.	1,500	101,850
ConocoPhillips	7,935	452,136
Devon Energy Corp.	2,992	71,988
Diamondback Energy Inc.	1,100	98,901
EOG Resources Inc.	4,100	304,302
Hess Corp.	1,818	109,953
Marathon Oil Corp.	5,742	70,454
Noble Energy Inc.	3,700	83,102
Pioneer Natural Resources Co.	1,200	150,924
		1,607,719
Oil & Gas Refining & Marketing – 0.5%
HollyFrontier Corp.	900	48,276
Marathon Petroleum Corp.	4,576	277,992
Phillips 66	3,161	323,686
Valero Energy Corp.	3,028	258,107
		908,061

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments	September 30, 2019 (Unaudited)

	Number of Shares	Fair Value
Oil & Gas Storage & Transportation – 0.4%
Kinder Morgan Inc.	13,304	$274,196
ONEOK Inc.	3,000	221,070
The Williams Companies Inc.	8,571	206,218
		701,484
Packaged Foods & Meats – 1.1%
Campbell Soup Co.	1,215	57,008
Conagra Brands Inc.	3,254	99,833
General Mills Inc.	4,136	227,976
Hormel Foods Corp.	1,800	78,714
Kellogg Co.	1,890	121,621
Lamb Weston Holdings Inc.	1,100	79,992
McCormick & Company Inc.	900	140,670
Mondelez International Inc., Class A	10,136	560,724
The Hershey Co.	1,016	157,470
The JM Smucker Co.	847	93,187
The Kraft Heinz Co.	4,395	122,774
Tyson Foods Inc., Class A	2,166	186,579
		1,926,548
Paper Packaging – 0.3%
Amcor PLC	11,782	114,874	(b	)
Avery Dennison Corp.	492	55,876
International Paper Co.	2,530	105,805
Packaging Corporation of America	685	72,679
Sealed Air Corp.	931	38,646
WestRock Co.	1,775	64,699
		452,579
Personal Products – 0.2%
Coty Inc., Class A	1,910	20,074
The Estee Lauder Companies Inc., Class A	1,579	314,142
		334,216
Pharmaceuticals – 4.3%
Allergan PLC	2,349	395,313
Bristol-Myers Squibb Co.	11,287	572,364
Eli Lilly & Co.	6,142	686,860
Johnson & Johnson	18,727	2,422,899
Merck & Company Inc.	18,068	1,520,964
Mylan N.V.	3,904	77,221	(b	)
Nektar Therapeutics	1,300	23,679	(b	)
Perrigo Company PLC	975	54,493
Pfizer Inc.	39,135	1,406,121
Zoetis Inc.	3,346	416,878
		7,576,792
Property & Casualty Insurance – 0.9%
Chubb Ltd.	3,261	526,456
Cincinnati Financial Corp.	1,092	127,404
Loews Corp.	1,862	95,856
The Allstate Corp.	2,386	259,310	(a	)
The Progressive Corp.	4,103	316,957
The Travelers Companies Inc.	1,867	277,604
		1,603,587
Publishing – 0.0%*
News Corp., Class A	2,596	36,136
Railroads – 0.9%
CSX Corp.	5,400	374,058
Kansas City Southern	700	93,107
Norfolk Southern Corp.	1,845	331,473
Union Pacific Corp.	4,980	806,660
		1,605,298
Real Estate Services – 0.1%
CBRE Group Inc., Class A	2,321	123,036	(b	)
Regional Banks – 1.2%
BB&T Corp.	5,437	290,173
Citizens Financial Group Inc.	3,400	120,258
Comerica Inc.	1,148	75,757
Fifth Third Bancorp	4,735	129,644
First Republic Bank	1,200	116,040
Huntington Bancshares Inc.	6,934	98,948

	Number of Shares	Fair Value
KeyCorp	6,928	$123,596
M&T Bank Corp.	990	156,390
People’s United Financial Inc.	3,200	50,032
Regions Financial Corp.	7,168	113,398
SunTrust Banks Inc.	3,229	222,155
SVB Financial Group	400	83,580	(b	)
The PNC Financial Services Group Inc.	3,239	453,978
Zions Bancorp NA	1,000	44,520
		2,078,469
Reinsurance – 0.0%*
Everest Re Group Ltd.	300	79,827
Research & Consulting Services – 0.3%
Equifax Inc.	846	119,007
IHS Markit Ltd.	2,800	187,264	(b	)
Nielsen Holdings PLC	2,328	49,470
Verisk Analytics Inc.	1,200	189,768
		545,509
Residential REITs – 0.5%
Apartment Investment & Management Co., Class A	977	50,941
AvalonBay Communities Inc.	972	209,301
Equity Residential	2,508	216,340
Essex Property Trust Inc.	450	146,992
Mid-America Apartment Communities Inc.	800	104,008
UDR Inc.	1,900	92,112
		819,694
Restaurants – 1.3%
Chipotle Mexican Grill Inc.	160	134,475	(b	)
Darden Restaurants Inc.	886	104,743
McDonald’s Corp.	5,367	1,152,349
Starbucks Corp.	8,500	751,570
Yum! Brands Inc.	2,174	246,597
		2,389,734
Retail REITs – 0.4%
Federal Realty Investment Trust	500	68,070
Kimco Realty Corp.	3,097	64,665
Realty Income Corp.	2,000	153,360
Regency Centers Corp.	1,299	90,268
Simon Property Group Inc.	2,179	339,161
The Macerich Co.	744	23,503
		739,027
Semiconductor Equipment – 0.4%
Applied Materials Inc.	6,438	321,256
KLA Corp.	1,178	187,832
Lam Research Corp.	1,031	238,275
		747,363
Semiconductors – 3.4%
Advanced Micro Devices Inc.	7,600	220,324	(a,b	)
Analog Devices Inc.	2,587	289,045
Broadcom Inc.	2,768	764,162
Intel Corp.	31,501	1,623,247
Maxim Integrated Products Inc.	1,800	104,238
Microchip Technology Inc.	1,600	148,656
Micron Technology Inc.	7,668	328,574	(b	)
NVIDIA Corp.	4,238	737,709
Qorvo Inc.	900	66,726	(b	)
QUALCOMM Inc.	8,468	645,939
Skyworks Solutions Inc.	1,196	94,783
Texas Instruments Inc.	6,609	854,147
Xilinx Inc.	1,787	171,373
		6,048,923
Soft Drinks – 1.7%
Monster Beverage Corp.	2,756	160,013	(b	)
PepsiCo Inc.	9,882	1,354,822
The Coca-Cola Co.	27,069	1,473,637
		2,988,472
Specialized Consumer Services – 0.0%*
H&R Block Inc.	1,579	37,296

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments	September 30, 2019 (Unaudited)

	Number of Shares	Fair Value
Specialized REITs – 1.3%
American Tower Corp.	3,081	$681,301
Crown Castle International Corp.	2,923	406,326
Digital Realty Trust Inc.	1,500	194,715
Equinix Inc.	596	343,773
Extra Space Storage Inc.	800	93,456
Iron Mountain Inc.	1,886	61,088
Public Storage	1,030	252,628
SBA Communications Corp.	833	200,878
Weyerhaeuser Co.	5,567	154,206
		2,388,371
Specialty Chemicals – 0.8%
Albemarle Corp.	769	53,461	(a	)
Celanese Corp.	900	110,061
DuPont de Nemours Inc.	5,117	364,893
Ecolab Inc.	1,802	356,868
International Flavors & Fragrances Inc.	647	79,381
PPG Industries Inc.	1,659	196,608
The Sherwin-Williams Co.	563	309,577
		1,470,849
Specialty Stores – 0.1%
Tiffany & Co.	704	65,212
Tractor Supply Co.	837	75,698
Ulta Salon Cosmetics & Fragrance Inc.	400	100,260	(b	)
		241,170
Steel – 0.1%
Nucor Corp.	2,259	115,006
Systems Software – 4.8%
Fortinet Inc.	1,100	84,436	(b	)
Microsoft Corp.	53,752	7,473,141
Oracle Corp.	15,513	853,680
Symantec Corp.	4,672	110,399
		8,521,656
Technology Distributors – 0.1%
CDW Corp.	1,000	123,240
Technology Hardware, Storage & Peripherals – 4.2%
Apple Inc.	29,960	6,710,141
Hewlett Packard Enterprise Co.	9,619	145,920
HP Inc.	10,254	194,006

	Number of Shares	Fair Value
NetApp Inc.	1,870	$98,194
Seagate Technology PLC	1,732	93,164
Western Digital Corp.	2,077	123,872
Xerox Holdings Corp.	1,211	36,221	(b	)
		7,401,518
Tobacco – 0.8%
Altria Group Inc.	13,339	545,565
Philip Morris International Inc.	11,037	838,040
		1,383,605
Trading Companies & Distributors – 0.2%
Fastenal Co.	3,900	127,413
United Rentals Inc.	564	70,297	(b	)
WW Grainger Inc.	282	83,796
		281,506
Trucking – 0.0%*
JB Hunt Transport Services Inc.	520	57,538
Water Utilities – 0.1%
American Water Works Company Inc.	1,200	149,076
Wireless Telecommunication Services – 0.1%
T-Mobile US Inc.	2,200	173,294	(b	)
Total Common Stock (Cost $67,574,557)		174,017,111
Short-Term Investments – 1.9%
State Street Institutional Liquid Reserves Fund - Premier Class 2.03% (Cost $3,365,846)	3,365,510	3,365,846	(d,e	)
Total Investments (Cost $70,940,403)		177,382,957
Other Assets and Liabilities, net – 0.1%		171,734

NET ASSETS – 100.0%		$177,554,691

Other Information:

The Fund had the following long futures contracts open at September 30, 2019:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation
S&P 500 Emini Index Futures	December 2019	26	$3,907,678	$3,872,050	$(35,628)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At September 30, 2019, all or a portion of this security was pledged to cover collateral requirements for futures.
(b)	Non-income producing security.
(c)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
(e)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of September 30, 2019.
*	Less than 0.05%.

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments	September 30, 2019 (Unaudited)

Abbreviations:

REIT	Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2019:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$174,017,111	$—	$—	$174,017,111
Short-Term Investments	3,365,846	—	—	3,365,846

Total Investments in Securities	$177,382,957	$—	$—	$177,382,957

Other Financial Instruments
Long Futures Contracts - Unrealized Depreciation	$(35,628)	$—	$—	$(35,628)

Affiliate Table

	Number of Shares Held at 12/31/18	Value At 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Corp.	2,911	$183,597	$—	$20,585	$(661)	$(7,806)	2,611	$154,545	$3,953
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	5,310,406	1,944,547	(13)	—	3,365,510	3,365,846	4,947
State Street Institutional U.S. Government Money Market Fund - Class G Shares	1,781,046	1,781,046	13,864,380	15,645,426	—	—	—	—	32,838

TOTAL		$1,964,643	$19,174,786	$17,610,558	$(674)	$(7,806)		$3,520,391	$41,738

State Street Premier Growth Equity V.I.S. Fund

Schedule of Investments	September 30, 2019 (Unaudited)

	Number of Shares	Fair Value
Common Stock – 95.6% †
Application Software – 3.7%
salesforce.com Inc.	7,943	$1,179,059	(a	)
Biotechnology – 4.3%
Alexion Pharmaceuticals Inc.	7,540	738,468	(a	)
Vertex Pharmaceuticals Inc.	3,922	664,465	(a	)
		1,402,933
Cable & Satellite – 2.6%
Charter Communications Inc., Class A	2,026	834,955	(a	)
Data Processing & Outsourced Services – 7.8%
Fidelity National Information Services Inc.	3,445	457,358
Mastercard Inc., Class A	1,880	510,551
Visa Inc., Class A	8,961	1,541,382
		2,509,291
Electronic Components – 1.9%
Corning Inc.	22,052	628,923
Financial Exchanges & Data – 5.2%
CME Group Inc.	3,904	825,071
S&P Global Inc.	3,489	854,735
		1,679,806
Healthcare Equipment – 5.4%
Abbott Laboratories	4,065	340,118
Boston Scientific Corp.	20,403	830,198	(a	)
Intuitive Surgical Inc.	1,076	580,965	(a	)
		1,751,281
Interactive Media & Services – 10.5%
Alphabet Inc., Class A	475	580,041	(a	)
Alphabet Inc., Class C	1,331	1,622,489	(a	)
Facebook Inc., Class A	6,710	1,194,917	(a	)
		3,397,447
Internet & Direct Marketing Retail – 8.5%
Alibaba Group Holding Ltd. ADR	3,229	539,986	(a	)
Amazon.com Inc.	916	1,590,093	(a	)
Booking Holdings Inc.	313	614,297	(a,b	)
		2,744,376
Investment Banking & Brokerage – 0.8%
The Charles Schwab Corp.	6,163	257,798
Managed Healthcare – 2.8%
UnitedHealth Group Inc.	4,214	915,786
Movies & Entertainment – 2.6%
The Walt Disney Co.	6,387	832,354
Oil & Gas Equipment & Services – 0.7%
Schlumberger Ltd.	7,040	240,557	(b	)
Pharmaceuticals – 4.3%
Allergan PLC	6,060	1,019,837
Elanco Animal Health Inc.	14,208	377,791	(a	)
		1,397,628

	Number of Shares	Fair Value
Regional Banks – 1.7%
First Republic Bank	5,621	$543,551
Semiconductor Equipment – 4.9%
Applied Materials Inc.	21,968	1,096,203
ASML Holding N.V.	1,899	471,750
		1,567,953
Semiconductors – 0.6%
NVIDIA Corp.	1,126	196,003
Soft Drinks – 3.2%
PepsiCo Inc.	7,458	1,022,492
Specialized REITs – 1.9%
American Tower Corp.	2,766	611,646
Specialty Chemicals – 1.0%
Albemarle Corp.	4,535	315,273
Systems Software – 11.0%
Microsoft Corp.	20,485	2,848,030
ServiceNow Inc.	2,706	686,918	(a	)
		3,534,948
Technology Hardware, Storage & Peripherals – 6.4%
Apple Inc.	9,243	2,070,155
Trading Companies & Distributors – 3.0%
United Rentals Inc.	7,678	956,986	(a	)
Trucking – 0.8%
Lyft Inc., Class A	6,493	265,174	(a	)
Total Common Stock (Cost $19,469,092)		30,856,375
Exchange Traded & Mutual Funds – 1.0%
Consumer Discretionary Select Sector SPDR Fund (Cost $317,620)	2,650	319,855	(b,d	)
Total Investments in Securities (Cost $19,786,712)		31,176,230
Short-Term Investments – 3.6%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 1.92% (Cost $1,181,830)	1,181,830	1,181,830	(c,d	)
Total Investments (Cost $20,968,542)		32,358,060
Liabilities in Excess of Other Assets, net – (0.2)%		(77,593)

NET ASSETS – 100.0%		$32,280,467

Other Information:

The Fund had the following long futures contracts open at September 30, 2019:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation
S&P 500 Emini Index Futures	December 2019	2	$301,254	$297,850	$(3,404)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

State Street Premier Growth Equity V.I.S. Fund

Schedule of Investments	September 30, 2019 (Unaudited)

(b)	At September 30, 2019, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)	Coupon amount represents effective yield.
(d)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of September 30, 2019.

Abbreviations:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SPDR	Standard and Poor’s Depositary Receipt

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2019:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$30,856,375	$—	$—	$30,856,375
Exchange Traded & Mutual Funds	319,855	—	—	319,855
Short-Term Investments	1,181,830	—	—	1,181,830

Total Investments in Securities	$32,358,060	$—	$—	$32,358,060

Other Financial Instruments
Long Futures Contracts - Unrealized Depreciation	$(3,404)	$—	$—	$(3,404)

Affiliate Table

	Number of Shares Held at 12/31/18	Value At 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
Consumer Discretionary Select Sector SPDR Fund	—	$—	$371,729	$56,044	$1,935	$2,235	2,650	$319,855	$745
State Street Institutional U.S. Government Money Market Fund - Class G Shares	311,364	311,364	5,975,878	5,105,412	—	—	1,181,830	1,181,830	13,811

TOTAL		$311,364	$6,347,607	$5,161,456	$1,935	$2,235		$1,501,685	$14,556

State Street Small-Cap Equity V.I.S. Fund

Schedule of Investments	September 30, 2019 (Unaudited)

	Number of Shares	Fair Value
Common Stock – 94.9% †
Aerospace & Defense – 0.7%
Teledyne Technologies Inc.	670	$215,733	(a	)
Agricultural & Farm Machinery – 0.8%
AGCO Corp.	3,272	247,690
Agricultural Products – 1.0%
Darling Ingredients Inc.	17,300	330,949	(a	)
Air Freight & Logistics – 0.2%
Echo Global Logistics Inc.	911	20,634	(a	)
Forward Air Corp.	448	28,547
Hub Group Inc., Class A	402	18,693	(a	)
		67,874
Airlines – 0.0%*
Hawaiian Holdings Inc.	404	10,609
Apparel Retail – 0.8%
American Eagle Outfitters Inc.	2,780	45,092
Burlington Stores Inc.	504	100,709	(a	)
Chico’s FAS Inc.	4,093	16,495
The Buckle Inc.	3,891	80,154
		242,450
Apparel, Accessories & Luxury Goods – 0.3%
G-III Apparel Group Ltd.	3,761	96,921	(a	)
Application Software – 6.1%
ACI Worldwide Inc.	6,365	199,384	(a	)
Altair Engineering Inc., Class A	1,471	50,926	(a	)
Blackbaud Inc.	3,338	301,555
Blackline Inc.	5,433	259,752	(a	)
Cloudera Inc.	1,403	12,430	(a	)
Cornerstone OnDemand Inc.	2,538	139,133	(a	)
Digital Turbine Inc.	2,124	13,689	(a	)
Envestnet Inc.	2,060	116,802	(a	)
LogMeIn Inc.	1,482	105,163
New Relic Inc.	2,430	149,323	(a	)
Paylocity Holding Corp.	321	31,323	(a	)
Q2 Holdings Inc.	2,510	197,964	(a	)
RealPage Inc.	1,849	116,228	(a	)
Upland Software Inc.	543	18,929	(a	)
Verint Systems Inc.	660	28,235	(a	)
Yext Inc.	11,230	178,445	(a	)
Zix Corp.	4,753	34,412	(a	)
		1,953,693
Asset Management & Custody Banks – 0.1%
Brightsphere Investment Group Inc.	1,307	12,953	(a	)
Cohen & Steers Inc.	510	28,014
		40,967
Auto Parts & Equipment – 0.4%
Dana Inc.	604	8,722
Gentherm Inc.	194	7,970	(a	)
LCI Industries	403	37,016
Modine Manufacturing Co.	1,671	18,999	(a	)
Standard Motor Products Inc.	1,486	72,145
		144,852
Automobile Manufacturers – 0.8%
Thor Industries Inc.	4,364	247,177
Winnebago Industries Inc.	433	16,606
		263,783
Automotive Retail – 1.6%
America’s Car-Mart Inc.	523	47,959	(a	)
Group 1 Automotive Inc.	2,264	208,990
Lithia Motors Inc., Class A	107	14,165
Monro Inc.	882	69,687
Murphy USA Inc.	2,057	175,462	(a	)
		516,263
Biotechnology – 0.7%
Heron Therapeutics Inc.	3,074	56,869	(a	)
Repligen Corp.	2,359	180,912	(a	)
		237,781

	Number of Shares	Fair Value
Brewers – 0.2%
The Boston Beer Company Inc., Class A	165	$60,073	(a	)
Building Products – 0.6%
American Woodmark Corp.	330	29,340	(a	)
Apogee Enterprises Inc.	508	19,807
Builders FirstSource Inc.	1,166	23,990	(a	)
Continental Building Products Inc.	524	14,300	(a	)
CSW Industrials Inc.	545	37,621
Masonite International Corp.	178	10,324	(a	)
Patrick Industries Inc.	359	15,394	(a	)
Universal Forest Products Inc.	1,271	50,688
		201,464
Coal & Consumable Fuels – 0.0%*
CONSOL Energy Inc.	483	7,549	(a	)
Commodity Chemicals – 1.0%
AdvanSix Inc.	795	20,448	(a	)
Koppers Holdings Inc.	9,806	286,433	(a	)
		306,881
Communications Equipment – 0.6%
Extreme Networks Inc.	7,921	57,625	(a	)
Infinera Corp.	1,651	8,998	(a	)
Lumentum Holdings Inc.	758	40,599	(a	)
NETGEAR Inc.	693	22,329	(a	)
NetScout Systems Inc.	653	15,058	(a	)
Plantronics Inc.	1,445	53,927
		198,536
Computer & Electronics Retail – 0.0%*
Rent-A-Center Inc.	561	14,468
Construction & Engineering – 2.0%
Aegion Corp.	9,764	208,754	(a	)
Dycom Industries Inc.	6,954	355,002	(a	)
EMCOR Group Inc.	270	23,253
Great Lakes Dredge & Dock Corp.	2,363	24,693	(a	)
MasTec Inc.	355	23,050	(a	)
		634,752
Construction Machinery & Heavy Trucks – 1.1%
Alamo Group Inc.	415	48,854
Astec Industries Inc.	982	30,540
The Greenbrier Companies Inc.	836	25,180
Trinity Industries Inc.	11,684	229,941
Wabash National Corp.	1,654	24,000
		358,515
Construction Materials – 0.2%
Eagle Materials Inc.	304	27,363
Summit Materials Inc., Class A	1,253	27,817	(a	)
		55,180
Consumer Electronics – 0.0%*
Turtle Beach Corp.	975	11,378	(a	)
Consumer Finance – 0.2%
Curo Group Holdings Corp.	963	12,789	(a	)
Enova International Inc.	1,940	40,255	(a	)
Green Dot Corp., Class A	257	6,489	(a	)
		59,533
Data Processing & Outsourced Services – 2.0%
Broadridge Financial Solutions Inc.	1,459	181,543
Cass Information Systems Inc.	150	8,099
CoreLogic Inc.	4,024	186,190	(a	)
CSG Systems International Inc.	1,715	88,631
EVERTEC Inc.	1,216	37,964
I3 Verticals Inc. Class A	801	16,116	(a	)
MAXIMUS Inc.	315	24,337
NIC Inc.	4,740	97,881
		640,761
Distillers & Vintners – 0.4%
MGP Ingredients Inc.	2,600	129,168

State Street Small-Cap Equity V.I.S. Fund

Schedule of Investments	September 30, 2019 (Unaudited)

	Number of Shares	Fair Value
Distributors – 0.6%
Core-Mark Holding Company Inc.	614	$19,719
LKQ Corp.	5,519	173,572	(a	)
		193,291
Diversified Metals & Mining – 0.4%
Compass Minerals International Inc.	2,036	115,014
Materion Corp.	456	27,980
		142,994
Diversified REITs – 0.2%
American Assets Trust Inc.	810	37,860
Essential Properties Realty Trust Inc.	1,021	23,391
		61,251
Diversified Support Services – 1.5%
Healthcare Services Group Inc.	4,545	110,398
Ritchie Bros Auctioneers Inc.	8,456	337,394
UniFirst Corp.	175	34,146
		481,938
Education Services – 0.3%
K12 Inc.	4,035	106,524	(a	)
Electric Utilities – 1.1%
ALLETE Inc.	363	31,730
IDACORP Inc.	2,785	313,786
		345,516
Electrical Components & Equipment – 0.4%
Atkore International Group Inc.	735	22,307	(a	)
EnerSys	143	9,429
Generac Holdings Inc.	622	48,728	(a	)
GrafTech International Ltd.	1,321	16,909
Regal Beloit Corp.	533	38,829
		136,202
Electronic Components – 1.4%
Belden Inc.	5,252	280,142
Littelfuse Inc.	921	163,302
		443,444
Electronic Equipment & Instruments – 0.9%
Itron Inc.	308	22,780	(a	)
National Instruments Corp.	1,800	75,582
Novanta Inc.	330	26,967	(a	)
Zebra Technologies Corp., Class A	773	159,524	(a	)
		284,853
Electronic Manufacturing Services – 0.5%
Fabrinet	423	22,123	(a	)
KEMET Corp.	1,018	18,507
Methode Electronics Inc.	1,200	40,368
Plexus Corp.	616	38,506	(a	)
Sanmina Corp.	676	21,707	(a	)
TTM Technologies Inc.	2,784	33,951	(a	)
		175,162
Environmental & Facilities Services – 0.9%
Clean Harbors Inc.	3,574	275,913	(a	)
Food Distributors – 0.6%
Performance Food Group Co.	4,256	195,819	(a	)
Food Retail – 0.1%
Casey’s General Stores Inc.	109	17,566
Sprouts Farmers Market Inc.	1,166	22,551	(a	)
		40,117
Footwear – 0.7%
Deckers Outdoor Corp.	713	105,068	(a	)
Wolverine World Wide Inc.	4,800	135,648
		240,716
Gas Utilities – 0.3%
Chesapeake Utilities Corp.	210	20,017
South Jersey Industries Inc.	1,231	40,512
Spire Inc.	451	39,346
		99,875
Health Care REITs – 0.3%
CareTrust REIT Inc.	1,311	30,815

	Number of Shares	Fair Value
National Health Investors Inc.	212	$17,467
Physicians Realty Trust	1,996	35,429
		83,711
Healthcare Distributors – 0.1%
Covetrus Inc.	3,460	41,139	(a	)
Healthcare Equipment – 4.9%
AtriCure Inc.	1,330	33,170	(a	)
Cantel Medical Corp.	1,795	134,266
Cardiovascular Systems Inc.	3,795	180,338	(a	)
CONMED Corp.	2,560	246,144
Hill-Rom Holdings Inc.	2,513	264,443
Integer Holdings Corp.	242	18,285	(a	)
Integra LifeSciences Holdings Corp.	4,660	279,926	(a	)
IntriCon Corp.	2,477	48,153	(a	)
LeMaitre Vascular Inc.	760	25,977
LivaNova PLC	266	19,628	(a	)
Masimo Corp.	630	93,738	(a	)
NuVasive Inc.	1,910	121,056	(a	)
Orthofix Medical Inc.	679	36,001	(a	)
Penumbra Inc.	485	65,228	(a	)
		1,566,353
Healthcare Facilities – 0.6%
Acadia Healthcare Company Inc.	4,492	139,611	(a	)
Hanger Inc.	734	14,959	(a	)
Select Medical Holdings Corp.	1,423	23,579	(a	)
Tenet Healthcare Corp.	432	9,556	(a	)
The Ensign Group Inc.	415	19,684
		207,389
Healthcare Services – 1.1%
Amedisys Inc.	182	23,844	(a	)
AMN Healthcare Services Inc.	1,277	73,504	(a	)
BioTelemetry Inc.	2,225	90,624	(a	)
Chemed Corp.	85	35,494
MEDNAX Inc.	4,706	106,450	(a	)
R1 RCM Inc.	1,724	15,395	(a	)
		345,311
Healthcare Supplies – 0.9%
Avanos Medical Inc.	5,495	205,843	(a	)
Endologix Inc.	3,704	14,705	(a	)
Lantheus Holdings Inc.	1,451	36,369	(a	)
Quidel Corp.	472	28,957	(a	)
		285,874
Healthcare Technology – 2.0%
Computer Programs & Systems Inc.	629	14,222
HMS Holdings Corp.	5,927	204,274	(a	)
Inspire Medical Systems Inc.	575	35,087	(a	)
Medidata Solutions Inc.	2,035	186,202	(a	)
NextGen Healthcare Inc.	796	12,473	(a	)
Omnicell Inc.	525	37,942	(a	)
Teladoc Health Inc.	2,385	161,512	(a	)
		651,712
Home Building – 0.6%
Cavco Industries Inc.	114	21,898	(a	)
LGI Homes Inc.	478	39,827	(a	)
Meritage Homes Corp.	219	15,407	(a	)
Skyline Champion Corp.	1,658	49,889	(a	)
TopBuild Corp.	666	64,222	(a	)
		191,243
Home Furnishing Retail – 0.9%
Aaron’s Inc.	3,664	235,449
RH	273	46,636	(a	)
Sleep Number Corp.	374	15,454	(a	)
		297,539
Hotel & Resort REITs – 0.5%
Pebblebrook Hotel Trust	1,128	31,381
RLJ Lodging Trust	7,228	122,804
		154,185

State Street Small-Cap Equity V.I.S. Fund

Schedule of Investments	September 30, 2019 (Unaudited)

	Number of Shares	Fair Value
Hotels, Resorts & Cruise Lines – 0.9%
Extended Stay America Inc.	19,378	$283,694
Hilton Grand Vacations Inc.	276	8,832	(a	)
		292,526
Household Appliances – 0.3%
Helen of Troy Ltd.	615	96,961	(a	)
Human Resource & Employment Services – 0.5%
ASGN Inc.	447	28,098	(a	)
Barrett Business Services Inc.	217	19,274
Heidrick & Struggles International Inc.	448	12,230
Insperity Inc.	622	61,342
Kforce Inc.	966	36,549
Korn Ferry	493	19,050
		176,543
Hypermarkets & Super Centers – 0.1%
BJ’s Wholesale Club Holdings Inc.	941	24,344	(a	)
Industrial Machinery – 7.7%
Actuant Corp., Class A	9,486	208,123
Altra Industrial Motion Corp.	6,360	176,140
Barnes Group Inc.	5,701	293,830
Crane Co.	2,965	239,068
Evoqua Water Technologies Corp.	3,250	55,315	(a	)
Franklin Electric Company Inc.	353	16,877
Harsco Corp.	594	11,262	(a	)
Hillenbrand Inc.	489	15,100
John Bean Technologies Corp.	2,530	251,558
Kennametal Inc.	513	15,770
LB Foster Co., Class A	986	21,367	(a	)
Lydall Inc.	1,275	31,760	(a	)
Mueller Industries Inc.	4,633	132,874
Standex International Corp.	1,445	105,398
The Timken Co.	7,107	309,226
TriMas Corp.	2,150	65,897	(a	)
Watts Water Technologies Inc., Class A	1,446	135,534
Welbilt Inc.	14,840	250,202	(a	)
Woodward Inc.	1,200	129,396
		2,464,697
Industrial REITs – 0.8%
EastGroup Properties Inc.	1,360	170,027
Innovative Industrial Properties Inc.	204	18,844
Monmouth Real Estate Investment Corp.	2,456	35,391
Rexford Industrial Realty Inc.	415	18,268
		242,530
Interactive Home Entertainment – 0.0%*
Glu Mobile Inc.	2,997	14,955	(a	)
Internet & Direct Marketing Retail – 0.1%
1-800-Flowers.com Inc., Class A	1,274	18,849	(a	)
Investment Banking & Brokerage – 0.9%
Evercore Inc., Class A	233	18,663
Greenhill & Company Inc.	906	11,887
Houlihan Lokey Inc.	798	35,990
Piper Jaffray Cos.	515	38,872
Raymond James Financial Inc.	1,740	143,481
Stifel Financial Corp.	624	35,805
		284,698
IT Consulting & Other Services – 0.1%
Perficient Inc.	484	18,673	(a	)
Leisure Facilities – 0.0%*
SeaWorld Entertainment Inc.	588	15,476	(a	)
Leisure Products – 0.8%
Callaway Golf Co.	966	18,750
Malibu Boats Inc., Class A	628	19,267	(a	)
MasterCraft Boat Holdings Inc.	986	14,716	(a	)
Polaris Inc.	2,427	213,600
		266,333
Life & Health Insurance – 0.1%
Trupanion Inc.	1,369	34,800	(a	)

	Number of Shares	Fair Value
Life Sciences Tools & Services – 2.0%
Bruker Corp.	3,469	$152,393
ICON PLC	1,455	214,380	(a	)
Medpace Holdings Inc.	448	37,650	(a	)
PRA Health Sciences Inc.	363	36,021	(a	)
Syneos Health Inc.	3,840	204,326	(a	)
		644,770
Managed Healthcare – 0.1%
Magellan Health Inc.	269	16,705	(a	)
Mortgage REITs – 0.1%
Blackstone Mortgage Trust Inc., Class A	502	17,997
Multi-Line Insurance – 0.4%
Horace Mann Educators Corp.	2,654	122,960
National General Holdings Corp.	807	18,577
		141,537
Multi-Utilities – 0.1%
Black Hills Corp.	496	38,058
Office REITs – 1.1%
Brandywine Realty Trust	1,223	18,528
Corporate Office Properties Trust	1,332	39,667
Cousins Properties Inc.	5,968	224,337
Easterly Government Properties Inc.	2,933	62,473
		345,005
Office Services & Supplies – 1.3%
Herman Miller Inc.	614	28,299
HNI Corp.	792	28,116
Knoll Inc.	691	17,517
MSA Safety Inc.	2,809	306,490
Steelcase Inc., Class A	1,701	31,298
		411,720
Oil & Gas Drilling – 0.0%*
Nabors Industries Ltd.	5,751	10,754
Oil & Gas Equipment & Services – 0.5%
Apergy Corp.	127	3,435	(a	)
Natural Gas Services Group Inc.	978	12,528	(a	)
Oil States International Inc.	8,786	116,854	(a	)
ProPetro Holding Corp.	2,633	23,934	(a	)
		156,751
Oil & Gas Exploration & Production – 1.1%
Callon Petroleum Co.	6,067	26,331	(a	)
Carrizo Oil & Gas Inc.	7,854	67,426	(a	)
Encana Corp.	30,013	138,060
Gulfport Energy Corp.	2,332	6,320	(a	)
PDC Energy Inc.	1,071	29,720	(a	)
Range Resources Corp.	4,818	18,405
SM Energy Co.	8,348	80,892
		367,154
Oil & Gas Refining & Marketing – 0.1%
Delek US Holdings Inc.	818	29,693
Packaged Foods & Meats – 4.0%
B&G Foods Inc.	5,885	111,285
Freshpet Inc.	2,570	127,909	(a	)
Hostess Brands Inc.	18,055	252,499	(a	)
J&J Snack Foods Corp.	245	47,040
John B Sanfilippo & Son Inc.	189	18,257
Lancaster Colony Corp.	990	137,264
Sanderson Farms Inc.	1,785	270,124
The Simply Good Foods Co.	5,230	151,618	(a	)
TreeHouse Foods Inc.	3,150	174,668	(a	)
		1,290,664
Paper Products – 0.1%
Neenah Inc.	412	26,829
Personal Products – 0.4%
elf Beauty Inc.	6,445	112,852	(a	)
Medifast Inc.	178	18,446
		131,298

State Street Small-Cap Equity V.I.S. Fund

Schedule of Investments	September 30, 2019 (Unaudited)

	Number of Shares	Fair Value
Pharmaceuticals – 1.7%
ANI Pharmaceuticals Inc.	404	$29,444	(a	)
Assertio Therapeutics Inc.	2,242	2,870	(a	)
Catalent Inc.	3,872	184,539	(a	)
Collegium Pharmaceutical Inc.	1,098	12,605	(a	)
Endo International PLC	1,166	3,743	(a	)
Horizon Therapeutics PLC	1,642	44,712	(a	)
Prestige Consumer Healthcare Inc.	6,659	231,001	(a	)
Supernus Pharmaceuticals Inc.	1,778	48,859	(a	)
		557,773
Property & Casualty Insurance – 2.1%
AMERISAFE Inc.	1,907	126,072
Argo Group International Holdings Ltd.	3,558	249,914
James River Group Holdings Ltd.	1,930	98,893
Palomar Holdings Inc.	575	22,666	(a	)
RLI Corp.	1,625	150,979
Selective Insurance Group Inc.	163	12,256
		660,780
Publishing – 1.0%
John Wiley & Sons Inc., Class A	7,233	317,818
Regional Banks – 8.4%
1st Source Corp.	781	35,715
Atlantic Union Bankshares Corp.	1,033	38,474
BankUnited Inc.	535	17,987
Banner Corp.	830	46,621
Bryn Mawr Bank Corp.	1,895	69,186
Camden National Corp.	537	23,263
Columbia Banking System Inc.	902	33,284
Community Bank System Inc.	1,805	111,350
Cullen/Frost Bankers Inc.	1,452	128,575
CVB Financial Corp.	4,510	94,124
Enterprise Financial Services Corp.	942	38,386
Equity Bancshares Inc., Class A	1,297	34,773	(a	)
First Interstate BancSystem Inc., Class A	937	37,705
Franklin Financial Network Inc.	646	19,516
Fulton Financial Corp.	8,192	132,547
German American Bancorp Inc.	2,150	68,907
Hancock Whitney Corp.	658	25,198
Home BancShares Inc.	1,368	25,712
IBERIABANK Corp.	2,177	164,451
Independent Bank Corp.	2,230	166,469
Investors Bancorp Inc.	1,638	18,608
Lakeland Financial Corp.	387	17,020
Origin Bancorp Inc.	1,043	35,191
Pinnacle Financial Partners Inc.	318	18,046
Prosperity Bancshares Inc.	4,000	282,520
Renasant Corp.	5,714	200,047
Sandy Spring Bancorp Inc.	844	28,451
Simmons First National Corp., Class A	932	23,207
Stock Yards Bancorp Inc.	1,790	65,675
TCF Financial Corp.	675	25,697
UMB Financial Corp.	3,040	196,323
United Community Banks Inc.	1,277	36,203
Valley National Bancorp	860	9,348
Washington Trust Bancorp Inc.	1,520	73,431
Westamerica Bancorporation	2,483	154,393
Western Alliance Bancorp	3,695	170,266
Wintrust Financial Corp.	689	44,530
		2,711,199
Research & Consulting Services – 0.4%
Resources Connection Inc.	7,434	126,304
Residential REITs – 0.1%
NexPoint Residential Trust Inc.	541	25,297
Restaurants – 0.9%
Bloomin’ Brands Inc.	448	8,480
Brinker International Inc.	504	21,506
Cracker Barrel Old Country Store Inc.	437	71,078
Dave & Buster’s Entertainment Inc.	359	13,983
Ruth’s Hospitality Group Inc.	1,539	31,419

	Number of Shares	Fair Value
Texas Roadhouse Inc.	1,661	$87,236
The Cheesecake Factory Inc.	1,714	71,439
		305,141
Retail REITs – 0.1%
Retail Opportunity Investments Corp.	2,050	37,371
Security & Alarm Services – 1.0%
The Brink’s Co.	3,811	316,122
Semiconductor Equipment – 0.4%
Brooks Automation Inc.	560	20,737
Ichor Holdings Ltd.	1,592	38,494	(a	)
Rudolph Technologies Inc.	2,785	73,413	(a	)
		132,644
Semiconductors – 0.6%
Diodes Inc.	567	22,765	(a	)
Semtech Corp.	3,211	156,087	(a	)
SMART Global Holdings Inc.	717	18,269	(a	)
		197,121
Soft Drinks – 0.3%
Cott Corp.	7,404	92,328
Specialized Consumer Services – 0.0%*
WW International Inc.	357	13,502
Specialized REITs – 0.7%
CoreSite Realty Corp.	841	102,476
National Storage Affiliates Trust	777	25,928
PotlatchDeltic Corp.	985	40,469
QTS Realty Trust Inc., Class A	390	20,050
The GEO Group Inc.	1,176	20,392
		209,315
Specialty Chemicals – 4.2%
Chase Corp.	425	46,491
Ferro Corp.	1,744	20,684	(a	)
HB Fuller Co.	3,496	162,774
Ingevity Corp.	2,274	192,926	(a	)
Innospec Inc.	1,295	115,436
Minerals Technologies Inc.	461	24,474
PolyOne Corp.	5,162	168,539
Quaker Chemical Corp.	812	128,410
Sensient Technologies Corp.	4,718	323,891
Stepan Co.	1,754	170,243
		1,353,868
Specialty Stores – 0.8%
Hudson Ltd., Class A	977	11,988	(a	)
MarineMax Inc.	887	13,731	(a	)
National Vision Holdings Inc.	2,880	69,321	(a	)
Sally Beauty Holdings Inc.	9,908	147,530	(a	)
		242,570
Steel – 0.4%
Carpenter Technology Corp.	679	35,077
Commercial Metals Co.	4,698	81,651
		116,728
Systems Software – 1.0%
Progress Software Corp.	693	26,376
Qualys Inc.	1,130	85,394	(a	)
SailPoint Technologies Holding Inc.	3,940	73,639	(a	)
Talend S.A. ADR	1,340	45,533	(a,b	)
Tenable Holdings Inc.	4,535	101,493	(a	)
		332,435
Technology Distributors – 0.3%
Insight Enterprises Inc.	448	24,949	(a	)
SYNNEX Corp.	206	23,258
Tech Data Corp.	359	37,422	(a	)
		85,629
Technology Hardware, Storage & Peripherals – 0.8%
Pure Storage Inc., Class A	14,710	249,187	(a	)
Thrifts & Mortgage Finance – 0.8%
Axos Financial Inc.	876	24,221	(a	)
Essent Group Ltd.	621	29,603
Flagstar Bancorp Inc.	212	7,918

State Street Small-Cap Equity V.I.S. Fund

Schedule of Investments	September 30, 2019 (Unaudited)

	Number of Shares	Fair Value
HomeStreet Inc.	980	$26,774	(a	)
Kearny Financial Corp.	646	8,424
NMI Holdings Inc., Class A	1,076	28,256	(a	)
WSFS Financial Corp.	2,864	126,302
		251,498
Tires & Rubber – 0.1%
Cooper Tire & Rubber Co.	1,311	34,243
Trading Companies & Distributors – 0.9%
Applied Industrial Technologies Inc.	3,544	201,299
BMC Stock Holdings Inc.	897	23,484	(a	)
Foundation Building Materials Inc.	827	12,810	(a	)
GMS Inc.	571	16,399	(a	)
Herc Holdings Inc.	667	31,022	(a	)
		285,014
Trucking – 0.7%
ArcBest Corp.	448	13,642
Avis Budget Group Inc.	538	15,204	(a	)
Marten Transport Ltd.	1,316	27,346

	Number of Shares	Fair Value
Old Dominion Freight Line Inc.	709	$120,509
Saia Inc.	558	52,284	(a	)
		228,985
Total Common Stock (Cost $24,746,346)		30,559,086
Short-Term Investments – 5.2%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 1.92% (Cost $1,671,851)	1,671,851	1,671,851	(b,c,d	)
Total Investments (Cost $26,418,197)		32,230,937
Liabilities in Excess of Other Assets, net – (0.1)%		(39,815)

NET ASSETS – 100.0%		$32,191,122

Other Information:

The Fund had the following long futures contracts open at September 30, 2019:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation
E-mini Russell 2000 Index Futures	December 2019	7	$554,206	$533,750	$(20,456)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	At September 30, 2019, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of September 30, 2019.
*	Less than 0.05%.

Abbreviations:

ADR American Depositary Receipt

REIT Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2019:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$30,559,086	$—	$—	$30,559,086
Short-Term Investments	1,671,851	—	—	1,671,851

Total Investments in Securities	$32,230,937	$—	$—	$32,230,937

Other Financial Instruments
Long Futures Contracts - Unrealized Depreciation	$(20,456)	$—	$—	$(20,456)

State Street Small-Cap Equity V.I.S. Fund

Schedule of Investments	September 30, 2019 (Unaudited)

Affiliate Table

	Number of Shares Held at 12/31/18	Value At 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	1,256,107	$1,256,107	$7,968,082	$7,552,338	—	—	1,671,851	$1,671,851	$31,641

State Street Income V.I.S. Fund

Schedule of Investments	September 30, 2019 (Unaudited)

		Principal Amount	Fair Value
Bonds and Notes – 97.7% †
U.S. Treasuries – 24.4%
U.S. Treasury Bonds
2.25%	08/15/46	$135,000	$138,438	(a	)
3.00%	08/15/48	740,400	880,498	(a	)
U.S. Treasury Notes
1.38%	12/15/19	726,400	725,634	(a	)
1.50%	11/30/19	950,700	949,957	(a	)
1.63%	02/15/26	754,300	754,654	(a	)
2.25%	03/31/20	805,000	806,446	(a	)
			4,255,627
Agency Mortgage Backed – 37.9%
Federal Home Loan Mortgage Corp.
3.00%	03/01/43	534,641	549,802	(a	)
4.05%	09/25/28	31,000	35,472	(a,b	)
4.50%	06/01/33 - 02/01/35	3,952	4,201	(a	)
5.00%	07/01/35	32,339	35,600	(a	)
5.50%	05/01/20 - 01/01/38	35,399	39,906	(a	)
6.00%	04/01/29 - 11/01/37	99,257	112,204	(a	)
6.50%	02/01/29	48	55	(a	)
6.93%	06/01/26	60,000	79,252	(a,c	)
7.00%	06/01/29 - 08/01/36	22,107	25,514	(a	)
7.50%	01/01/30 - 09/01/33	3,955	4,368	(a	)
8.00%	11/01/30	4,502	5,121	(a	)
8.50%	04/01/30	3,810	4,907	(a	)
Federal National Mortgage Assoc.
3.50%	08/01/45 - 07/01/47	273,138	286,874	(a	)
4.00%	01/01/41 - 10/01/47	461,442	486,241	(a	)
4.50%	10/01/19 - 02/01/40	34,412	36,961	(a	)
5.00%	03/01/34 - 08/01/35	41,654	45,807	(a	)
5.50%	06/01/20 - 01/01/39	131,038	147,334	(a	)
6.00%	02/01/20 - 07/01/35	153,559	174,954	(a	)
6.50%	10/01/28 - 08/01/34	22,996	25,319	(a	)
7.00%	10/01/32 - 02/01/34	5,406	5,887	(a	)
7.50%	11/01/22 - 03/01/33	16,083	17,222	(a	)
8.00%	08/01/25 - 10/01/31	7,410	8,265	(a	)
9.00%	12/01/22	176	182	(a	)
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
4.47%	04/01/37	914	941	(a,b	)
Federal National Mortgage Assoc. TBA
2.50%	TBA	687,000	692,915	(d	)
3.00%	TBA	247,232	252,654	(d	)
3.50%	TBA	650,000	666,595	(d	)
4.00%	TBA	1,690,325	1,758,169	(d	)
4.50%	TBA	33,000	34,740	(d	)
Government National Mortgage Assoc.
3.00%	12/20/42	371,534	384,093	(a	)
4.00%	01/20/41 - 04/20/43	121,969	129,826	(a	)
4.50%	08/15/33 - 03/20/41	89,199	95,841	(a	)
6.00%	04/15/27 - 04/15/34	76,304	86,733	(a	)
6.50%	03/15/24 - 08/15/34	32,552	36,092	(a	)
7.00%	01/15/28 - 10/15/36	24,180	26,228	(a	)
7.50%	11/15/31	153	153	(a	)
9.00%	12/15/21	78	81	(a	)
Government National Mortgage Assoc. 1.50% + 1 year CMT
4.00%	02/20/23 - 02/20/26	1,481	1,497	(a,b	)
4.13%	12/20/24	663	671	(a,b	)
Government National Mortgage Assoc. TBA
4.00%	TBA	76,000	79,029	(d	)
4.50%	TBA	233,000	243,471	(d	)
			6,621,177
Agency Collateralized Mortgage Obligations – 1.2%
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	403,432	1,061	(a,b,e	)
2.51%	07/25/29	55,000	56,607	(a	)
3.77%	12/25/28	40,000	44,942	(a	)
4.06%	10/25/28	73,000	83,475	(a,b	)
Federal Home Loan Mortgage Corp. REMIC
3.50%	09/15/29 - 11/15/30	32,123	1,478	(a,e	)

		Principal Amount	Fair Value
5.50%	06/15/33	$17,804	$3,381	(a,e	)
7.50%	07/15/27	1,716	264	(a,e	)
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR
4.57%	08/15/25	13,005	571	(a,b,e	)
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	200	185	(a,f,g	)
8.00%	02/01/23 - 07/01/24	532	65	(a,e	)
Federal National Mortgage Assoc. REMIC
0.51%	12/25/22	1	1	(a,f,g	)
1.09%	12/25/42	21,693	790	(a,b,e	)
5.00%	09/25/40	14,785	1,637	(a,e	)
7.00%	09/25/20	18	18	(a	)
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
3.55%	07/25/38	6,129	884	(a,b,e	)
Federal National Mortgage Assoc. STRIPS
1.87%	12/25/34	14,587	12,648	(a,f,g	)
4.50%	08/25/35 - 01/25/36	18,359	2,927	(a,e	)
5.00%	03/25/38 - 05/25/38	10,133	1,728	(a,e	)
5.50%	12/25/33	4,498	911	(a,e	)
6.00%	01/25/35	7,625	1,531	(a,e	)
7.50%	11/25/23	2,321	241	(a,e	)
8.00%	08/25/23 - 07/25/24	1,087	138	(a,e	)
8.50%	07/25/22	11	1	(e	)
9.00%	05/25/22	10	1	(e	)
Government National Mortgage Assoc. REMIC
4.50%	08/16/39	9,405	280	(a,e	)
5.00%	09/20/38	1,825	18	(a,e	)
			215,783
Asset Backed – 3.6%
American Express Credit Account Master Trust 0.24% + 1 month USD LIBOR
2.26%	04/15/24	100,000	100,015	(a,b	)
American Express Credit Account Master Trust 2017-6
2.04%	05/15/23	124,437	124,557	(a	)
American Express Credit Account Master Trust 2018-8
3.18%	04/15/24	104,000	106,646	(a	)
BA Credit Card Trust 2018-A1
2.70%	07/17/23	44,000	44,475	(a	)
Citibank Credit Card Issuance Trust 2016-A1
1.75%	11/19/21	200,000	199,894	(a	)
Nissan Auto Lease Trust 2019-A
2.76%	03/15/22	45,000	45,459	(a	)
			621,046
Corporate Notes – 26.4%
3M Co.
3.13%	09/19/46	9,000	8,735	(a	)
Abbott Laboratories
3.75%	11/30/26	6,000	6,530	(a	)
4.90%	11/30/46	10,000	12,886	(a	)
AbbVie Inc.
3.20%	05/14/26	4,000	4,070	(a	)
4.45%	05/14/46	11,000	11,379	(a	)
4.88%	11/14/48	3,000	3,309	(a	)
Aetna Inc.
3.50%	11/15/24	8,000	8,337	(a	)
Aflac Inc.
4.00%	10/15/46	3,000	3,237	(a	)
Aircastle Ltd.
4.25%	06/15/26	10,000	10,262	(a	)
Alexandria Real Estate Equities Inc.
4.70%	07/01/30	3,000	3,478	(a	)
Alimentation Couche-Tard Inc.
2.70%	07/26/22	8,000	8,062	(a,h	)
Allegion PLC
3.50%	10/01/29	5,000	5,057	(a	)
Allergan Finance LLC
3.25%	10/01/22	6,000	6,128	(a	)
4.63%	10/01/42	2,000	2,085	(a	)
Allergan Funding SCS
3.00%	03/12/20	9,000	9,023	(a	)
3.45%	03/15/22	8,000	8,200	(a	)

State Street Income V.I.S. Fund

Schedule of Investments	September 30, 2019 (Unaudited)

		Principal Amount	Fair Value
Allergan Sales LLC
5.00%	12/15/21	$9,000	$9,451	(a,h	)
Altria Group Inc.
2.95%	05/02/23	5,000	5,072	(a	)
3.80%	02/14/24	4,000	4,182	(a	)
4.25%	08/09/42	2,000	1,938	(a	)
4.50%	05/02/43	3,000	2,992	(a	)
4.80%	02/14/29	7,000	7,650	(a	)
5.95%	02/14/49	5,000	5,876	(a	)
Amazon.com Inc.
2.80%	08/22/24	5,000	5,199	(a	)
3.15%	08/22/27	4,000	4,253	(a	)
3.88%	08/22/37	2,000	2,298	(a	)
4.05%	08/22/47	5,000	6,014	(a	)
Ameren Corp.
2.50%	09/15/24	15,000	15,086	(a	)
3.65%	02/15/26	5,000	5,259	(a	)
American Campus Communities Operating Partnership LP
4.13%	07/01/24	4,000	4,279	(a	)
American Express Co.
3.00%	10/30/24	8,000	8,261	(a	)
American International Group Inc.
4.25%	03/15/29	8,000	8,765	(a	)
4.50%	07/16/44	7,000	7,787	(a	)
6.40%	12/15/20	7,000	7,353	(a	)
American Tower Corp.
3.38%	10/15/26	5,000	5,202	(a	)
3.70%	10/15/49	24,000	23,931
3.80%	08/15/29	10,000	10,669	(a	)
4.40%	02/15/26	7,000	7,671	(a	)
American Water Capital Corp.
2.95%	09/01/27	9,000	9,221	(a	)
Amgen Inc.
2.65%	05/11/22	9,000	9,113	(a	)
3.20%	11/02/27	5,000	5,224	(a	)
4.66%	06/15/51	3,000	3,494	(a	)
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%	02/01/36	8,000	9,224	(a	)
4.90%	02/01/46	9,000	10,738	(a	)
Anheuser-Busch InBev Worldwide Inc.
4.00%	04/13/28	4,000	4,411	(a	)
4.38%	04/15/38	13,000	14,618	(a	)
4.75%	04/15/58	7,000	8,196	(a	)
5.55%	01/23/49	6,000	7,846	(a	)
Anthem Inc.
3.30%	01/15/23	6,000	6,193	(a	)
Apache Corp.
4.38%	10/15/28	3,000	3,085	(a	)
5.10%	09/01/40	7,000	7,013	(a	)
Apple Inc.
2.20%	09/11/29	13,000	12,790	(a	)
2.85%	05/11/24	7,000	7,261	(a	)
2.95%	09/11/49	5,000	4,906	(a	)
3.35%	02/09/27	7,000	7,489	(a	)
3.45%	02/09/45	10,000	10,611	(a	)
Applied Materials Inc.
4.35%	04/01/47	6,000	7,317	(a	)
Aptiv PLC
4.40%	10/01/46	7,000	6,988	(a	)
ArcelorMittal
3.60%	07/16/24	9,000	9,098	(a	)
4.25%	07/16/29	4,000	4,068	(a	)
Archer-Daniels-Midland Co.
2.50%	08/11/26	6,000	6,065	(a	)
Ascension Health
4.85%	11/15/53	10,000	13,533	(a	)
AstraZeneca PLC
3.50%	08/17/23	6,000	6,273	(a	)
4.00%	01/17/29	3,000	3,339	(a	)
4.38%	08/17/48	2,000	2,373	(a	)
AT&T Inc.
4.35%	03/01/29	7,000	7,741	(a	)

		Principal Amount	Fair Value
4.45%	04/01/24	$7,000	$7,575	(a	)
4.50%	05/15/35	12,000	13,147	(a	)
4.55%	03/09/49	4,000	4,323	(a	)
4.75%	05/15/46	4,000	4,445	(a	)
4.80%	06/15/44	7,000	7,757	(a	)
4.85%	03/01/39	8,000	9,069	(a	)
5.15%	11/15/46	2,000	2,318	(a	)
5.25%	03/01/37	5,000	5,879	(a	)
5.35%	12/15/43	7,000	8,249	(a	)
5.45%	03/01/47	7,000	8,449	(a	)
Athene Holding Ltd.
4.13%	01/12/28	4,000	4,112	(a	)
Avangrid Inc.
3.15%	12/01/24	9,000	9,289	(a	)
Bank of America Corp.
3.95%	04/21/25	7,000	7,416	(a	)
4.18%	11/25/27	11,000	11,830	(a	)
4.25%	10/22/26	11,000	11,905	(a	)
Bank of America Corp. (3.12% fixed rate until 01/20/22; 1.16% + 3 month USD LIBOR thereafter)
3.12%	01/20/23	8,000	8,158	(a,b	)
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter)
3.37%	01/23/26	2,000	2,080	(a,b	)
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42%	12/20/28	12,000	12,519	(a,b	)
Bank of America Corp. (3.46% fixed rate until 03/15/24; 0.97% + 3 month USD LIBOR thereafter)
3.46%	03/15/25	12,000	12,509	(a,b	)
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95%	01/23/49	3,000	3,355	(a,b	)
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24%	04/24/38	11,000	12,582	(a,b	)
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.31% + 3 month USD LIBOR thereafter)
4.27%	07/23/29	3,000	3,336	(a,b	)
Bank of America Corp. (4.33% fixed rate until 03/15/49; 1.52% + 3 month USD LIBOR thereafter)
4.33%	03/15/50	5,000	5,887	(a,b	)
Bank of America Corp. (4.44% fixed rate until 01/20/47; 1.99% + 3 month USD LIBOR thereafter)
4.44%	01/20/48	3,000	3,566	(a,b	)
Bank of Montreal (4.34% fixed rate until 10/05/23; 1.28% + USD 5 year Swap Rate thereafter)
4.34%	10/05/28	9,000	9,490	(a,b	)
Barrick North America Finance LLC
5.70%	05/30/41	3,000	3,784	(a	)
BAT Capital Corp.
2.76%	08/15/22	7,000	7,061	(a	)
3.56%	08/15/27	5,000	5,035	(a	)
4.39%	08/15/37	7,000	6,783	(a	)
4.54%	08/15/47	4,000	3,838	(a	)
BB&T Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 year CMT Rate thereafter)
4.80%	12/31/99	17,000	17,003	(a,b	)
Becton Dickinson and Co.
2.89%	06/06/22	11,000	11,167	(a	)
3.70%	06/06/27	10,000	10,586	(a	)
3.73%	12/15/24	2,000	2,116	(a	)
4.67%	06/06/47	3,000	3,555	(a	)
4.69%	12/15/44	2,000	2,327	(a	)
Berkshire Hathaway Energy Co.
3.25%	04/15/28	4,000	4,209	(a	)
3.80%	07/15/48	5,000	5,396	(a	)
6.13%	04/01/36	5,000	6,920	(a	)
Berkshire Hathaway Finance Corp.
4.25%	01/15/49	6,000	7,113	(a	)
Boardwalk Pipelines LP
4.80%	05/03/29	10,000	10,641	(a	)

State Street Income V.I.S. Fund

Schedule of Investments	September 30, 2019 (Unaudited)

		Principal Amount	Fair Value
Boston Scientific Corp.
4.00%	03/01/28	$5,000	$5,480	(a	)
4.70%	03/01/49	4,000	4,872	(a	)
BP Capital Markets America Inc.
3.02%	01/16/27	11,000	11,373	(a	)
3.22%	11/28/23	8,000	8,308	(a	)
Brighthouse Financial Inc.
3.70%	06/22/27	2,000	1,970	(a	)
Bristol-Myers Squibb Co.
3.20%	06/15/26	7,000	7,340	(a,h	)
3.40%	07/26/29	7,000	7,476	(a,h	)
4.13%	06/15/39	5,000	5,674	(a,h	)
4.25%	10/26/49	5,000	5,804	(a,h	)
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%	01/15/23	3,000	2,999	(a	)
3.00%	01/15/22	6,000	6,060	(a	)
3.13%	01/15/25	3,000	2,978	(a	)
3.88%	01/15/27	2,000	2,009	(a	)
Brown-Forman Corp.
4.00%	04/15/38	2,000	2,274	(a	)
Buckeye Partners LP
5.60%	10/15/44	7,000	5,646	(a	)
Bunge Limited Finance Corp.
3.75%	09/25/27	3,000	3,086	(a	)
Burlington Northern Santa Fe LLC
4.15%	12/15/48	8,000	9,349	(a	)
4.55%	09/01/44	11,000	13,164	(a	)
Campbell Soup Co.
3.30%	03/15/21	11,000	11,154	(a	)
Canadian Natural Resources Ltd.
3.85%	06/01/27	7,000	7,378	(a	)
4.95%	06/01/47	2,000	2,370	(a	)
Cantor Fitzgerald LP
4.88%	05/01/24	10,000	10,551	(a,h	)
Capital One Financial Corp.
3.75%	07/28/26	9,000	9,349	(a	)
4.75%	07/15/21	12,000	12,528	(a	)
Cardinal Health Inc.
2.62%	06/15/22	6,000	6,036	(a	)
3.08%	06/15/24	4,000	4,049	(a	)
Caterpillar Inc.
2.60%	09/19/29	15,000	15,199	(a	)
3.25%	09/19/49	10,000	10,420	(a	)
3.80%	08/15/42	4,000	4,492	(a	)
CBS Corp.
2.90%	01/15/27	5,000	4,960	(a	)
3.70%	06/01/28	4,000	4,172	(a	)
Celgene Corp.
3.45%	11/15/27	2,000	2,122	(a	)
4.55%	02/20/48	7,000	8,423	(a	)
5.00%	08/15/45	5,000	6,250	(a	)
Cenovus Energy Inc.
4.25%	04/15/27	2,000	2,082	(a	)
5.25%	06/15/37	3,000	3,268	(a	)
5.40%	06/15/47	3,000	3,375	(a	)
CenterPoint Energy Inc.
2.50%	09/01/22	13,000	13,064	(a	)
3.60%	11/01/21	8,000	8,210	(a	)
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%	07/23/20	10,000	10,086	(a	)
4.46%	07/23/22	11,000	11,579	(a	)
4.91%	07/23/25	5,000	5,488	(a	)
5.05%	03/30/29	12,000	13,410	(a	)
5.75%	04/01/48	10,000	11,399	(a	)
6.38%	10/23/35	3,000	3,649	(a	)
Chevron Corp.
3.19%	06/24/23	4,000	4,172	(a	)
Chubb INA Holdings Inc.
4.35%	11/03/45	8,000	9,814	(a	)
Cigna Corp.
3.40%	09/17/21	7,000	7,155	(a	)
3.75%	07/15/23	6,000	6,279	(a	)

		Principal Amount	Fair Value
4.13%	11/15/25	$7,000	$7,528	(a	)
4.38%	10/15/28	3,000	3,287	(a	)
4.80%	08/15/38	3,000	3,371	(a	)
4.90%	12/15/48	3,000	3,443	(a	)
Cigna Holding Co.
3.25%	04/15/25	7,000	7,200	(a	)
3.88%	10/15/47	6,000	5,918	(a	)
Cisco Systems Inc.
5.90%	02/15/39	5,000	7,126	(a	)
Citigroup Inc.
2.70%	10/27/22	8,000	8,111	(a	)
4.40%	06/10/25	5,000	5,388	(a	)
4.45%	09/29/27	4,000	4,363	(a	)
4.65%	07/23/48	13,000	15,909	(a	)
4.75%	05/18/46	9,000	10,503	(a	)
5.50%	09/13/25	10,000	11,349	(a	)
Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter)
2.88%	07/24/23	7,000	7,092	(a,b	)
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter)
3.88%	01/24/39	7,000	7,633	(a,b	)
Citigroup Inc. (4.28% fixed rate until 04/24/47; 1.84% + 3 month USD LIBOR thereafter)
4.28%	04/24/48	11,000	12,919	(a,b	)
Citigroup Inc. (5.88% fixed rate until 03/27/20; 4.06% + 3 month USD LIBOR thereafter)
5.88%	12/29/49	23,000	23,221	(a,b	)
CME Group Inc.
3.75%	06/15/28	2,000	2,234	(a	)
CMS Energy Corp.
4.88%	03/01/44	11,000	13,297	(a	)
CNA Financial Corp.
3.45%	08/15/27	5,000	5,188	(a	)
3.90%	05/01/29	10,000	10,725	(a	)
CNH Industrial Capital LLC
4.38%	11/06/20	7,000	7,139	(a	)
4.88%	04/01/21	8,000	8,282	(a	)
Comcast Corp.
3.20%	07/15/36	7,000	7,137	(a	)
3.38%	08/15/25	5,000	5,290	(a	)
3.97%	11/01/47	11,000	12,111	(a	)
4.15%	10/15/28	13,000	14,571	(a	)
4.25%	10/15/30	7,000	7,959	(a	)
4.60%	08/15/45	3,000	3,587	(a	)
4.70%	10/15/48	4,000	4,897	(a	)
CommonSpirit Health
4.35%	11/01/42	16,000	16,839	(a	)
Conagra Brands Inc.
3.80%	10/22/21	11,000	11,348	(a	)
5.30%	11/01/38	3,000	3,476	(a	)
5.40%	11/01/48	4,000	4,733	(a	)
Conagra Brands Inc. 0.75% + 3 month USD LIBOR
3.03%	10/22/20	9,000	9,002	(a,b	)
Concho Resources Inc.
3.75%	10/01/27	3,000	3,118	(a	)
4.88%	10/01/47	4,000	4,560	(a	)
ConocoPhillips Co.
4.30%	11/15/44	8,000	9,266	(a	)
Consolidated Edison Company of New York Inc.
2.90%	12/01/26	12,000	12,288	(a	)
3.88%	06/15/47	4,000	4,365	(a	)
Constellation Brands Inc.
3.15%	08/01/29	8,000	8,177	(a	)
3.70%	12/06/26	6,000	6,357	(a	)
4.50%	05/09/47	8,000	9,031	(a	)
Continental Resources Inc.
4.50%	04/15/23	12,000	12,462	(a	)
Corning Inc.
4.38%	11/15/57	6,000	6,191	(a	)
Crown Castle International Corp.
5.20%	02/15/49	6,000	7,473	(a	)

State Street Income V.I.S. Fund

Schedule of Investments	September 30, 2019 (Unaudited)

		Principal Amount	Fair Value
CSX Corp.
4.50%	03/15/49 - 08/01/54	$14,000	$16,144	(a	)
CubeSmart LP
4.38%	02/15/29	7,000	7,679	(a	)
CVS Health Corp.
2.63%	08/15/24	10,000	10,043	(a	)
3.00%	08/15/26	10,000	10,057	(a	)
3.25%	08/15/29	5,000	5,024	(a	)
3.35%	03/09/21	6,000	6,097	(a	)
3.70%	03/09/23	7,000	7,289	(a	)
4.30%	03/25/28	2,000	2,161	(a	)
4.78%	03/25/38	6,000	6,610	(a	)
5.00%	12/01/24	6,000	6,616	(a	)
5.05%	03/25/48	8,000	9,099	(a	)
Dell International LLC/EMC Corp.
4.00%	07/15/24	9,000	9,416	(a,h	)
4.42%	06/15/21	11,000	11,347	(a,h	)
5.30%	10/01/29	7,000	7,632	(a,h	)
5.45%	06/15/23	5,000	5,442	(a,h	)
6.02%	06/15/26	5,000	5,626	(a,h	)
8.10%	07/15/36	2,000	2,549	(a,h	)
8.35%	07/15/46	4,000	5,281	(a,h	)
Deutsche Bank AG
2.70%	07/13/20	12,000	11,978	(a	)
Devon Energy Corp.
5.00%	06/15/45	6,000	6,951	(a	)
Diamondback Energy Inc.
4.75%	11/01/24	10,000	10,250	(a	)
Digital Realty Trust LP
3.60%	07/01/29	10,000	10,392	(a	)
Discovery Communications LLC
2.95%	03/20/23	9,000	9,147	(a	)
3.95%	03/20/28	5,000	5,211	(a	)
4.95%	05/15/42	2,000	2,096	(a	)
5.00%	09/20/37	3,000	3,219	(a	)
Dollar Tree Inc.
4.00%	05/15/25	7,000	7,414	(a	)
4.20%	05/15/28	4,000	4,301	(a	)
Dominion Energy Inc.
2.58%	07/01/20	9,000	9,020	(a	)
3.07%	08/15/24	5,000	5,124	(a,c	)
DPL Inc.
4.35%	04/15/29	10,000	9,849	(a,h	)
DTE Energy Co.
2.85%	10/01/26	8,000	8,147	(a	)
3.85%	12/01/23	7,000	7,370	(a	)
Duke Energy Carolinas LLC
3.95%	03/15/48	5,000	5,618	(a	)
Duke Energy Corp.
1.80%	09/01/21	7,000	6,967	(a	)
3.55%	09/15/21	6,000	6,137	(a	)
3.75%	09/01/46	3,000	3,105	(a	)
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 year CMT Rate thereafter)
4.88%	12/31/99	9,000	9,243	(a,b	)
Duke Energy Progress LLC
4.15%	12/01/44	11,000	12,543	(a	)
Duke Realty LP
3.25%	06/30/26	4,000	4,119	(a	)
3.38%	12/15/27	3,000	3,128	(a	)
DuPont de Nemours Inc.
5.32%	11/15/38	3,000	3,668	(a	)
5.42%	11/15/48	3,000	3,798	(a	)
Duquesne Light Holdings Inc.
3.62%	08/01/27	11,000	11,213	(a,h	)
Eastman Chemical Co.
3.50%	12/01/21	8,000	8,177	(a	)
3.60%	08/15/22	7,000	7,231	(a	)
4.50%	01/15/21 - 12/01/28	15,000	15,786	(a	)
Eaton Corp.
3.10%	09/15/27	4,000	4,161	(a	)
Ecolab Inc.

		Principal Amount	Fair Value
3.25%	12/01/27	$2,000	$2,128	(a	)
3.95%	12/01/47	4,000	4,578	(a	)
Eli Lilly & Co.
3.70%	03/01/45	2,000	2,205	(a	)
3.95%	03/15/49	8,000	9,276	(a	)
Emera US Finance LP
4.75%	06/15/46	3,000	3,471	(a	)
Enbridge Energy Partners LP
5.50%	09/15/40	4,000	4,685	(a	)
Energy Transfer Operating LP
4.25%	03/15/23	8,000	8,363	(a	)
4.50%	04/15/24	8,000	8,532	(a	)
4.95%	06/15/28	4,000	4,398	(a	)
5.88%	01/15/24	7,000	7,784	(a	)
6.50%	02/01/42	8,000	9,611	(a	)
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%	11/01/23	4,000	4,236	(a	)
Entergy Louisiana LLC
3.05%	06/01/31	10,000	10,357	(a	)
4.00%	03/15/33	3,000	3,413	(a	)
Enterprise Products Operating LLC
4.20%	01/31/50	5,000	5,369	(a	)
4.25%	02/15/48	7,000	7,555	(a	)
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25%	08/16/77	7,000	6,924	(a,b	)
EOG Resources Inc.
5.10%	01/15/36	4,000	4,870	(a	)
EPR Properties
4.95%	04/15/28	4,000	4,352	(a	)
EQM Midstream Partners LP
4.75%	07/15/23	2,000	2,006	(a	)
5.50%	07/15/28	2,000	1,986	(a	)
ERP Operating LP
4.50%	07/01/44	9,000	10,779	(a	)
Exelon Corp.
3.50%	06/01/22	9,000	9,234	(a	)
4.45%	04/15/46	7,000	7,924	(a	)
Express Scripts Holding Co.
3.40%	03/01/27	5,000	5,167	(a	)
FedEx Corp.
3.10%	08/05/29	9,000	8,945	(a	)
4.10%	02/01/45	12,000	11,908	(a	)
Fifth Third Bancorp
3.65%	01/25/24	12,000	12,645	(a	)
FirstEnergy Corp.
3.90%	07/15/27	2,000	2,133	(a	)
FirstEnergy Transmission LLC
4.55%	04/01/49	7,000	8,197	(a,h	)
Fiserv Inc.
3.50%	07/01/29	5,000	5,257	(a	)
4.40%	07/01/49	5,000	5,607	(a	)
Florida Power & Light Co.
4.13%	02/01/42	13,000	15,080	(a	)
Ford Motor Co.
4.35%	12/08/26	6,000	6,003	(a	)
General Dynamics Corp.
2.13%	08/15/26	9,000	8,977	(a	)
3.50%	05/15/25	6,000	6,419	(a	)
General Mills Inc.
3.70%	10/17/23	5,000	5,266	(a	)
4.55%	04/17/38	2,000	2,266	(a	)
4.70%	04/17/48	3,000	3,508	(a	)
General Motors Co.
5.20%	04/01/45	3,000	2,960	(a	)
5.40%	04/01/48	2,000	2,011	(a	)
General Motors Financial Company Inc.
3.45%	01/14/22 - 04/10/22	19,000	19,340	(a	)
3.55%	04/09/21	7,000	7,104	(a	)
4.20%	11/06/21	4,000	4,125	(a	)
5.25%	03/01/26	8,000	8,635	(a	)

State Street Income V.I.S. Fund

Schedule of Investments	September 30, 2019 (Unaudited)

		Principal Amount	Fair Value
Georgia-Pacific LLC
3.60%	03/01/25	$11,000	$11,663	(a,h	)
Gilead Sciences Inc.
2.95%	03/01/27	3,000	3,095	(a	)
3.50%	02/01/25	4,000	4,228	(a	)
3.65%	03/01/26	2,000	2,142	(a	)
4.15%	03/01/47	9,000	10,008	(a	)
GlaxoSmithKline Capital Inc.
3.38%	05/15/23	7,000	7,310	(a	)
3.63%	05/15/25	6,000	6,441	(a	)
GlaxoSmithKline Capital PLC
3.38%	06/01/29	9,000	9,641	(a	)
Glencore Finance Canada Ltd.
4.95%	11/15/21	7,000	7,322	(a,h	)
Glencore Funding LLC
4.88%	03/12/29	7,000	7,556	(a,h	)
Halliburton Co.
3.80%	11/15/25	5,000	5,299	(a	)
5.00%	11/15/45	6,000	6,716	(a	)
HCA Inc.
4.13%	06/15/29	5,000	5,252	(a	)
Hess Corp.
5.60%	02/15/41	4,000	4,430	(a	)
5.80%	04/01/47	2,000	2,295	(a	)
Hewlett Packard Enterprise Co.
6.35%	10/15/45	5,000	5,839	(a	)
Highwoods Realty LP
4.13%	03/15/28	7,000	7,462	(a	)
4.20%	04/15/29	11,000	11,830	(a	)
Honeywell International Inc.
2.70%	08/15/29	8,000	8,269	(a	)
HSBC Holdings PLC (6.50% fixed rate until 03/23/28; 3.61% + USD 5 year Mid-Market Swap Rate thereafter)
6.50%	12/31/99	15,000	15,680	(a,b	)
Hyundai Capital America
3.10%	04/05/22	7,000	7,058	(a,h	)
Ingersoll-Rand Luxembourg Finance S.A.
3.50%	03/21/26	11,000	11,445	(a	)
3.55%	11/01/24	7,000	7,289	(a	)
3.80%	03/21/29	11,000	11,715	(a	)
Intel Corp.
2.60%	05/19/26	8,000	8,227	(a	)
2.88%	05/11/24	3,000	3,112	(a	)
International Paper Co.
4.40%	08/15/47	7,000	7,293	(a	)
Interstate Power & Light Co.
3.40%	08/15/25	8,000	8,270	(a	)
Jabil Inc.
3.95%	01/12/28	4,000	4,036	(a	)
Jefferies Group LLC
5.13%	01/20/23	10,000	10,740	(a	)
John Deere Capital Corp.
2.25%	09/14/26	9,000	8,988	(a	)
Johnson & Johnson
3.63%	03/03/37	5,000	5,583	(a	)
Johnson Controls International PLC
4.50%	02/15/47	5,000	5,494	(a	)
JPMorgan Chase & Co.
3.30%	04/01/26	11,000	11,505	(a	)
3.63%	12/01/27	5,000	5,262	(a	)
JPMorgan Chase & Co. (3.51% fixed rate until 01/23/28; 0.95% + 3 month USD LIBOR thereafter)
3.51%	01/23/29	7,000	7,371	(a,b	)
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88%	07/24/38	2,000	2,193	(a,b	)
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90%	01/23/49	10,000	11,086	(a,b	)
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.25% + 3 month USD LIBOR thereafter)
3.96%	01/29/27	12,000	12,969	(a,b	)

		Principal Amount	Fair Value
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter)
4.01%	04/23/29	$4,000	$4,371	(a,b	)
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter)
4.03%	07/24/48	7,000	7,866	(a,b	)
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter)
6.10%	10/29/49	7,000	7,589	(a,b	)
JPMorgan Chase & Co. 3.47% + 3 month USD LIBOR
5.74%	12/29/49	11,000	11,033	(a,b	)
Keurig Dr Pepper Inc.
4.06%	05/25/23	7,000	7,403	(a	)
4.50%	11/15/45	3,000	3,239	(a	)
Kinder Morgan Energy Partners LP
3.50%	03/01/21	11,000	11,173	(a	)
4.70%	11/01/42	2,000	2,116	(a	)
5.30%	09/15/20	7,000	7,202	(a	)
6.38%	03/01/41	4,000	4,989	(a	)
Kinder Morgan Inc.
4.30%	03/01/28	3,000	3,256	(a	)
5.05%	02/15/46	9,000	9,987	(a	)
Kraft Heinz Foods Co.
2.80%	07/02/20	7,000	7,014	(a	)
4.38%	06/01/46	10,000	9,486	(a	)
L3Harris Technologies Inc.
3.85%	12/15/26	6,000	6,446	(a,h	)
Lam Research Corp.
4.00%	03/15/29	11,000	12,139	(a	)
Las Vegas Sands Corp.
3.20%	08/08/24	5,000	5,097	(a	)
3.50%	08/18/26	5,000	5,074	(a	)
Lear Corp.
4.25%	05/15/29	10,000	10,293	(a	)
5.25%	05/15/49	5,000	5,127	(a	)
Liberty Property LP
4.38%	02/01/29	8,000	8,930	(a	)
Lincoln National Corp.
3.63%	12/12/26	4,000	4,208	(a	)
4.35%	03/01/48	7,000	7,611	(a	)
Lockheed Martin Corp.
4.50%	05/15/36	7,000	8,344	(a	)
Lowe’s Companies Inc.
3.65%	04/05/29	12,000	12,828	(a	)
4.05%	05/03/47	4,000	4,259	(a	)
4.55%	04/05/49	7,000	8,073	(a	)
LYB International Finance BV
4.88%	03/15/44	5,000	5,460	(a	)
Marathon Oil Corp.
2.70%	06/01/20	8,000	8,031	(a	)
3.85%	06/01/25	7,000	7,279	(a	)
Marsh & McLennan Companies Inc.
3.50%	03/10/25	7,000	7,396	(a	)
4.90%	03/15/49	6,000	7,501	(a	)
Masco Corp.
3.50%	11/15/27	2,000	2,042	(a	)
McDonald’s Corp.
3.63%	09/01/49	6,000	6,102	(a	)
3.70%	01/30/26	5,000	5,365	(a	)
3.80%	04/01/28	9,000	9,853	(a	)
4.88%	12/09/45	8,000	9,668	(a	)
McKesson Corp.
3.65%	11/30/20	8,000	8,124	(a	)
Medtronic Inc.
4.63%	03/15/45	2,000	2,568	(a	)
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	17,000	20,246	(a	)
Merck & Company Inc.
2.75%	02/10/25	7,000	7,248	(a	)
3.40%	03/07/29	8,000	8,673	(a	)
4.00%	03/07/49	6,000	7,146	(a	)
MetLife Inc.

State Street Income V.I.S. Fund

Schedule of Investments	September 30, 2019 (Unaudited)

		Principal Amount	Fair Value
4.05%	03/01/45	$3,000	$3,344	(a	)
4.72%	12/15/44	10,000	11,983	(a	)
Micron Technology Inc.
4.19%	02/15/27	10,000	10,276	(a	)
Microsoft Corp.
2.40%	08/08/26	6,000	6,112	(a	)
3.45%	08/08/36	5,000	5,511	(a	)
3.50%	02/12/35	3,000	3,314	(a	)
3.70%	08/08/46	11,000	12,594	(a	)
3.95%	08/08/56	5,000	5,915	(a	)
4.10%	02/06/37	4,000	4,752	(a	)
4.50%	02/06/57	3,000	3,898	(a	)
Molson Coors Brewing Co.
2.10%	07/15/21	7,000	6,981	(a	)
4.20%	07/15/46	6,000	6,059	(a	)
Morgan Stanley
3.70%	10/23/24	7,000	7,408	(a	)
3.95%	04/23/27	5,000	5,286	(a	)
4.35%	09/08/26	12,000	12,996	(a	)
Morgan Stanley (2.72% fixed rate until 07/22/24; 1.15% + SOFR thereafter)
2.72%	07/22/25	12,000	12,140	(a,b	)
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97%	07/22/38	10,000	10,943	(a,b	)
Morgan Stanley (4.43% fixed rate until 01/23/29; 1.63% + 3 month USD LIBOR thereafter)
4.43%	01/23/30	7,000	7,863	(a,b	)
MPLX LP
3.38%	03/15/23	5,000	5,141	(a	)
4.50%	04/15/38	4,000	4,147	(a	)
5.20%	12/01/47	3,000	3,274	(a,h	)
5.25%	01/15/25	14,000	14,760	(a,h	)
6.25%	10/15/22	10,000	10,172	(a,h	)
MPLX LP 1.10% + 3 month USD LIBOR
3.20%	09/09/22	10,000	10,039	(a,b	)
Mylan Inc.
5.20%	04/15/48	5,000	5,309	(a	)
Mylan N.V.
3.15%	06/15/21	7,000	7,082	(a	)
3.95%	06/15/26	2,000	2,067	(a	)
National Retail Properties Inc.
4.00%	11/15/25	6,000	6,428	(a	)
Newfield Exploration Co.
5.63%	07/01/24	30,000	33,102	(a	)
Newmont Goldcorp Corp.
2.80%	10/01/29	7,000	6,931	(a	)
4.88%	03/15/42	7,000	8,229	(a	)
Nexen Inc.
6.40%	05/15/37	7,000	9,928	(a	)
NextEra Energy Capital Holdings Inc.
3.25%	04/01/26	11,000	11,414	(a	)
NextEra Energy Capital Holdings Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 month USD LIBOR thereafter)
5.65%	05/01/79	7,000	7,599	(a,b	)
Noble Energy Inc.
3.85%	01/15/28	6,000	6,224	(a	)
3.90%	11/15/24	4,000	4,191	(a	)
4.20%	10/15/49	12,000	11,887	(a,d	)
5.05%	11/15/44	3,000	3,264	(a	)
Nordstrom Inc.
5.00%	01/15/44	2,000	1,861	(a	)
Norfolk Southern Corp.
3.95%	10/01/42	6,000	6,523	(a	)
Northrop Grumman Corp.
2.55%	10/15/22	5,000	5,065	(a	)
3.85%	04/15/45	4,000	4,374	(a	)
4.03%	10/15/47	3,000	3,398	(a	)
Novartis Capital Corp.
3.00%	11/20/25	3,000	3,158	(a	)
Nucor Corp.
3.95%	05/01/28	6,000	6,551	(a	)
Nutrien Ltd.

		Principal Amount	Fair Value
4.00%	12/15/26	$3,000	$3,208	(a	)
4.90%	06/01/43	6,000	6,669	(a	)
Occidental Petroleum Corp.
2.70%	08/15/22	5,000	5,046	(a	)
2.90%	08/15/24	4,000	4,027	(a	)
3.50%	08/15/29	5,000	5,069	(a	)
4.10%	02/15/47	6,000	5,858	(a	)
4.85%	03/15/21	3,000	3,102	(a	)
6.20%	03/15/40	5,000	6,071	(a	)
Omnicom Group Inc./Omnicom Capital Inc.
3.63%	05/01/22	7,000	7,255	(a	)
Oncor Electric Delivery Company LLC
3.80%	09/30/47	2,000	2,238	(a	)
Oracle Corp.
2.40%	09/15/23	4,000	4,050	(a	)
2.65%	07/15/26	7,000	7,138	(a	)
3.80%	11/15/37	3,000	3,291	(a	)
4.00%	07/15/46 - 11/15/47	15,000	16,774	(a	)
Oshkosh Corp.
5.38%	03/01/25	6,000	6,232	(a	)
Owens Corning
4.40%	01/30/48	5,000	4,605	(a	)
PacifiCorp
6.25%	10/15/37	4,000	5,640	(a	)
Packaging Corporation of America
3.40%	12/15/27	3,000	3,113	(a	)
Parker-Hannifin Corp.
3.25%	06/14/29	5,000	5,210	(a	)
PayPal Holdings Inc.
2.65%	10/01/26	10,000	10,076	(a	)
2.85%	10/01/29	5,000	5,037	(a	)
PepsiCo Inc.
2.63%	07/29/29	10,000	10,255	(a	)
3.45%	10/06/46	6,000	6,447	(a	)
Petroleos Mexicanos
5.35%	02/12/28	10,000	9,581	(a	)
5.63%	01/23/46	10,000	8,539	(a	)
6.35%	02/12/48	10,000	9,186	(a	)
6.38%	01/23/45	12,000	11,121	(a	)
6.50%	03/13/27	15,000	15,605	(a	)
Pfizer Inc.
3.45%	03/15/29	4,000	4,334	(a	)
3.60%	09/15/28	7,000	7,653	(a	)
3.90%	03/15/39	5,000	5,656	(a	)
4.40%	05/15/44	4,000	4,794	(a	)
Philip Morris International Inc.
3.38%	08/15/29	7,000	7,338	(a	)
4.13%	03/04/43	7,000	7,484	(a	)
Phillips 66
3.90%	03/15/28	7,000	7,546	(a	)
Phillips 66 Partners LP
3.75%	03/01/28	3,000	3,119	(a	)
4.68%	02/15/45	6,000	6,442	(a	)
Plains All American Pipeline LP/PAA Finance Corp.
3.55%	12/15/29	15,000	14,699	(a	)
3.65%	06/01/22	11,000	11,279	(a	)
PPL Capital Funding Inc.
3.10%	05/15/26	12,000	12,221	(a	)
Precision Castparts Corp.
4.38%	06/15/45	10,000	11,867	(a	)
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70%	09/15/48	12,000	13,274	(a,b	)
Public Service Company of Colorado
3.70%	06/15/28	7,000	7,705	(a	)
Public Service Electric & Gas Co.
2.38%	05/15/23	12,000	12,153	(a	)
QUALCOMM Inc.
2.90%	05/20/24	2,000	2,056	(a	)
3.00%	05/20/22	5,000	5,128	(a	)
3.25%	05/20/27	2,000	2,089	(a	)
4.30%	05/20/47	3,000	3,345	(a	)

State Street Income V.I.S. Fund

Schedule of Investments	September 30, 2019 (Unaudited)

		Principal Amount	Fair Value
Realty Income Corp.
3.00%	01/15/27	$5,000	$5,137	(a	)
Regions Financial Corp.
3.80%	08/14/23	7,000	7,384	(a	)
Reynolds American Inc.
4.45%	06/12/25	4,000	4,263	(a	)
Rio Tinto Finance USA PLC
4.13%	08/21/42	6,000	6,942	(a	)
Rockwell Automation Inc.
4.20%	03/01/49	6,000	7,164	(a	)
Rockwell Collins Inc.
3.50%	03/15/27	3,000	3,203	(a	)
Rogers Communications Inc.
5.00%	03/15/44	4,000	4,919	(a	)
Roper Technologies Inc.
2.95%	09/15/29	15,000	15,075	(a	)
RPM International Inc.
3.75%	03/15/27	2,000	2,077	(a	)
Ryder System Inc.
2.50%	09/01/24	15,000	15,054	(a	)
3.65%	03/18/24	8,000	8,410	(a	)
Sabine Pass Liquefaction LLC
4.20%	03/15/28	4,000	4,236	(a	)
5.00%	03/15/27	2,000	2,206	(a	)
Santander Holdings USA Inc.
3.70%	03/28/22	12,000	12,323	(a	)
4.40%	07/13/27	4,000	4,287	(a	)
Schlumberger Holdings Corp.
3.90%	05/17/28	11,000	11,654	(a,h	)
Selective Insurance Group Inc.
5.38%	03/01/49	8,000	9,390	(a	)
Sempra Energy
3.80%	02/01/38	2,000	2,057	(a	)
4.00%	02/01/48	4,000	4,232	(a	)
Shell International Finance BV
2.38%	08/21/22	11,000	11,157	(a	)
3.75%	09/12/46	7,000	7,791	(a	)
4.13%	05/11/35	8,000	9,225	(a	)
Shire Acquisitions Investments Ireland DAC
2.40%	09/23/21	7,000	7,029	(a	)
2.88%	09/23/23	3,000	3,060	(a	)
3.20%	09/23/26	3,000	3,095	(a	)
Simon Property Group LP
3.38%	06/15/27	4,000	4,224	(a	)
Smithfield Foods Inc.
2.70%	01/31/20	8,000	7,992	(a,h	)
Southern California Edison Co.
2.40%	02/01/22	10,000	10,029	(a	)
2.90%	03/01/21	11,000	11,109	(a	)
4.00%	04/01/47	12,000	12,863	(a	)
4.20%	03/01/29	11,000	12,255	(a	)
Southern Company Gas Capital Corp.
4.40%	05/30/47	2,000	2,249	(a	)
Southern Copper Corp.
5.88%	04/23/45	8,000	9,739	(a	)
Southwestern Electric Power Co.
2.75%	10/01/26	7,000	7,033	(a	)
Spectra Energy Partners LP
3.38%	10/15/26	2,000	2,071	(a	)
4.50%	03/15/45	3,000	3,256	(a	)
Spirit Realty LP
4.00%	07/15/29	10,000	10,449	(a	)
Starbucks Corp.
4.00%	11/15/28	6,000	6,683	(a	)
Steel Dynamics Inc.
4.13%	09/15/25	10,000	10,101	(a	)
Sumitomo Mitsui Financial Group Inc.
2.78%	07/12/22	11,000	11,152	(a	)
Suncor Energy Inc.
4.00%	11/15/47	3,000	3,209	(a	)
Sunoco Logistics Partners Operations LP
5.30%	04/01/44	5,000	5,287	(a	)

		Principal Amount	Fair Value
Sysco Corp.
3.25%	07/15/27	$4,000	$4,193	(a	)
Tampa Electric Co.
4.35%	05/15/44	13,000	15,109	(a	)
Target Corp.
2.50%	04/15/26	5,000	5,080	(a	)
3.38%	04/15/29	12,000	12,925	(a	)
Teck Resources Ltd.
5.40%	02/01/43	12,000	12,229	(a	)
Texas Instruments Inc.
3.88%	03/15/39	6,000	6,933	(a	)
The Allstate Corp.
4.20%	12/15/46	3,000	3,485	(a	)
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%	08/15/53	11,000	11,737	(a,b	)
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63%	12/29/49	6,000	6,097	(a,b	)
The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter)
4.65%	12/31/99	8,000	7,964	(a,b	)
The Boeing Co.
2.70%	02/01/27	10,000	10,192	(a	)
2.95%	02/01/30	7,000	7,214	(a	)
3.25%	03/01/28	3,000	3,156	(a	)
3.75%	02/01/50	4,000	4,327	(a	)
The Cleveland Electric Illuminating Co.
4.55%	11/15/30	14,000	15,819	(a,h	)
The Dow Chemical Co.
4.25%	10/01/34	5,000	5,298	(a	)
5.55%	11/30/48	4,000	4,857	(a,h	)
The George Washington University
4.13%	09/15/48	8,000	9,498	(a	)
The Goldman Sachs Group Inc.
3.50%	11/16/26	12,000	12,478	(a	)
3.85%	01/26/27	4,000	4,239	(a	)
4.25%	10/21/25	2,000	2,143	(a	)
5.15%	05/22/45	5,000	5,936	(a	)
The Goldman Sachs Group Inc. (2.88% fixed rate until 10/31/21; 0.82% + 3 month USD LIBOR thereafter)
2.88%	10/31/22	7,000	7,079	(a,b	)
The Goldman Sachs Group Inc. (2.91% fixed rate until 06/05/22; 1.05% + 3 month USD LIBOR thereafter)
2.91%	06/05/23	11,000	11,148	(a,b	)
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81%	04/23/29	4,000	4,241	(a,b	)
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02%	10/31/38	6,000	6,453	(a,b	)
The Goldman Sachs Group Inc. (4.22% fixed rate until 05/01/28; 1.30% + 3 month USD LIBOR thereafter)
4.22%	05/01/29	6,000	6,543	(a,b	)
The Hartford Financial Services Group Inc.
2.80%	08/19/29	15,000	14,989	(a	)
The Hartford Financial Services Group Inc. 2.13% + 3 month USD LIBOR
4.28%	02/12/47	10,000	8,503	(a,b,h	)
The Home Depot Inc.
3.50%	09/15/56	7,000	7,448	(a	)
3.90%	12/06/28	6,000	6,739	(a	)
4.50%	12/06/48	4,000	4,992	(a	)
The Interpublic Group of Companies Inc.
3.75%	10/01/21	10,000	10,262	(a	)
The Kroger Co.
2.95%	11/01/21	7,000	7,108	(a	)
4.65%	01/15/48	4,000	4,250	(a	)
The Mosaic Co.
5.63%	11/15/43	3,000	3,308	(a	)
The Sherwin-Williams Co.
2.75%	06/01/22	4,000	4,055	(a	)

State Street Income V.I.S. Fund

Schedule of Investments	September 30, 2019 (Unaudited)

		Principal Amount	Fair Value
The Southern Co.
4.40%	07/01/46	$4,000	$4,447	(a	)
The Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + USD 5 year Swap Rate thereafter)
3.63%	09/15/31	10,000	10,352	(a,b	)
The Walt Disney Co.
3.38%	11/15/26	5,000	5,373	(a,h	)
4.75%	11/15/46	4,000	5,223	(a,h	)
6.65%	11/15/37	8,000	12,040	(a,h	)
The Williams Companies Inc.
3.75%	06/15/27	3,000	3,099	(a	)
4.85%	03/01/48	7,000	7,507	(a	)
5.40%	03/04/44	4,000	4,471	(a	)
Time Warner Cable LLC
4.50%	09/15/42	3,000	2,941	(a	)
6.55%	05/01/37	5,000	5,980	(a	)
Total Capital International S.A.
3.46%	02/19/29	12,000	12,979	(a	)
TransCanada PipeLines Ltd.
4.25%	05/15/28	12,000	13,263	(a	)
4.88%	01/15/26	3,000	3,365	(a	)
Transcontinental Gas Pipe Line Company LLC
4.00%	03/15/28	6,000	6,375	(a	)
TWDC Enterprises 18 Corp.
4.13%	06/01/44	6,000	7,218	(a	)
Tyco Electronics Group S.A.
3.13%	08/15/27	5,000	5,128	(a	)
Tyson Foods Inc.
4.00%	03/01/26	12,000	12,992	(a	)
4.55%	06/02/47	2,000	2,244	(a	)
U.S. Bancorp
3.15%	04/27/27	10,000	10,591	(a	)
U.S. Bancorp (5.13% fixed rate until 01/15/21; 3.49% + 3 month USD LIBOR thereafter)
5.13%	12/29/49	26,000	26,635	(a,b	)
UDR Inc.
3.00%	08/15/31	5,000	5,013	(a	)
Union Pacific Corp.
3.50%	06/08/23	12,000	12,555	(a	)
3.60%	09/15/37	3,000	3,166	(a	)
3.70%	03/01/29	5,000	5,446	(a	)
4.10%	09/15/67	5,000	5,286	(a	)
4.30%	03/01/49	5,000	5,811	(a	)
United Technologies Corp.
3.13%	05/04/27	10,000	10,500	(a	)
3.65%	08/16/23	7,000	7,407	(a	)
3.95%	08/16/25	2,000	2,190	(a	)
4.13%	11/16/28	2,000	2,262	(a	)
4.15%	05/15/45	5,000	5,748	(a	)
4.45%	11/16/38	4,000	4,774	(a	)
4.50%	06/01/42	4,000	4,789	(a	)
UnitedHealth Group Inc.
4.45%	12/15/48	12,000	14,221	(a	)
4.75%	07/15/45	8,000	9,729	(a	)
Unum Group
4.50%	12/15/49	5,000	4,845	(a	)
Vale Overseas Ltd.
4.38%	01/11/22	6,000	6,196	(a	)
6.25%	08/10/26	12,000	13,870	(a	)
Vale S.A.
5.63%	09/11/42	5,000	5,625	(a	)
Valero Energy Corp.
4.00%	04/01/29	7,000	7,447	(a	)
Valero Energy Partners LP
4.38%	12/15/26	8,000	8,707	(a	)
Ventas Realty LP
3.25%	10/15/26	10,000	10,240	(a	)
Verizon Communications Inc.
3.38%	02/15/25	4,000	4,220	(a	)
3.88%	02/08/29	4,000	4,392	(a	)
4.33%	09/21/28	7,000	7,932	(a	)
4.40%	11/01/34	7,000	7,991	(a	)

		Principal Amount	Fair Value
4.52%	09/15/48	$6,000	$7,060	(a	)
4.67%	03/15/55	6,000	7,191	(a	)
4.86%	08/21/46	6,000	7,321	(a	)
5.01%	04/15/49	5,000	6,269	(a	)
5.25%	03/16/37	5,000	6,214	(a	)
Viacom Inc.
3.45%	10/04/26	7,000	7,147	(a	)
4.38%	03/15/43	5,000	5,162	(a	)
5.25%	04/01/44	3,000	3,421	(a	)
Virginia Electric & Power Co.
4.00%	11/15/46	7,000	7,814	(a	)
Visa Inc.
3.15%	12/14/25	4,000	4,264	(a	)
4.30%	12/14/45	7,000	8,668	(a	)
Vistra Operations Company LLC
3.55%	07/15/24	9,000	9,122	(a,h	)
Vodafone Group PLC
4.38%	05/30/28	8,000	8,839	(a	)
5.25%	05/30/48	4,000	4,630	(a	)
Vornado Realty LP
3.50%	01/15/25	4,000	4,121	(a	)
Vulcan Materials Co.
3.90%	04/01/27	4,000	4,191	(a	)
Walgreen Co.
4.40%	09/15/42	4,000	4,005	(a	)
Walmart Inc.
3.63%	12/15/47	6,000	6,714	(a	)
3.70%	06/26/28	7,000	7,764	(a	)
3.95%	06/28/38	3,000	3,507	(a	)
4.05%	06/29/48	7,000	8,410	(a	)
WEC Energy Group Inc.
3.55%	06/15/25	10,000	10,638	(a	)
Wells Fargo & Co.
3.90%	05/01/45	3,000	3,377	(a	)
4.15%	01/24/29	8,000	8,874	(a	)
4.75%	12/07/46	2,000	2,357	(a	)
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.17% + 3 month USD LIBOR thereafter)
3.20%	06/17/27	9,000	9,296	(a,b	)
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88%	12/29/49	9,000	9,912	(a,b	)
Wells Fargo & Co. (5.90% fixed rate until 06/15/24; 3.11% + 3 month USD LIBOR thereafter)
5.90%	12/29/49	9,000	9,590	(a,b	)
Wells Fargo & Co. 3.77% + 3 month USD LIBOR
5.89%	03/29/49	9,000	9,103	(a,b	)
Western Midstream Operating LP
4.00%	07/01/22	11,000	11,130	(a	)
5.38%	06/01/21	10,000	10,307	(a	)
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + USD 5 year Mid-Market Swap Rate thereafter)
4.11%	07/24/34	7,000	7,305	(a,b	)
Willis North America Inc.
3.60%	05/15/24	6,000	6,249	(a	)
WPP Finance 2010
3.75%	09/19/24	10,000	10,383
WRKCo Inc.
3.00%	09/15/24	4,000	4,076
Xilinx Inc.
2.95%	06/01/24	5,000	5,136
Zoetis Inc.
3.00%	09/12/27	3,000	3,078
3.90%	08/20/28	6,000	6,598
			4,604,859
Non-Agency Collateralized Mortgage Obligations – 3.2%
Banc of America Commercial Mortgage Trust 2016-UBS10
5.07%	07/15/49	23,000	25,230	(a,b	)
BANK 2018-BNK11
4.50%	03/15/61	12,000	13,388	(a,b	)
BANK 2019-BNK17
4.67%	04/15/52	10,000	11,006	(a,b	)

State Street Income V.I.S. Fund

Schedule of Investments	September 30, 2019 (Unaudited)

		Principal Amount	Fair Value
CD 2019-CD8 Mortgage Trust
2.91%	08/15/57	$63,000	$65,001	(a	)
Citigroup Commercial Mortgage Trust 2016-P6
4.03%	12/10/49	31,273	34,145	(a,b	)
Citigroup Commercial Mortgage Trust 2018-C5
4.51%	06/10/51	21,000	23,705	(a,b	)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	25,000	27,084	(a,b	)
GS Mortgage Securities Trust 2016-GS3
2.85%	10/10/49	33,000	34,102	(a	)
GS Mortgage Securities Trust 2017-GS8
3.47%	11/10/50	63,977	68,730	(a	)
GS Mortgage Securities Trust 2018-GS9
4.14%	03/10/51	25,000	27,579	(a,b	)
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.18%	07/15/45	15,000	15,874	(a,b	)
JPMBB Commercial Mortgage Securities Trust 2015-C32
4.82%	11/15/48	20,000	21,379	(a,b	)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	740	19	(a,e	)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
1.04%	03/15/48	370,844	13,991	(a,b,e	)
Morgan Stanley Capital I Trust 2006-IQ11
6.39%	10/15/42	50,000	50,456	(a,b	)
UBS Commercial Mortgage Trust 2018-C12
4.79%	08/15/51	17,000	19,461	(a,b	)
Wells Fargo Commercial Mortgage Trust 2019-C50
4.35%	05/15/52	15,000	16,149	(a	)
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	25,000	26,708	(a	)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	58,000	62,428	(a,b	)
			556,435
Sovereign Bonds – 0.4%
Government of Mexico
4.00%	10/02/23	12,000	12,668	(a	)
4.75%	03/08/44	20,000	21,675	(a	)
Government of Peru
5.63%	11/18/50	11,000	16,129	(a	)
Government of Uruguay
5.10%	06/18/50	14,040	16,717	(a	)
			67,189
Other Information:

Centrally Cleared Credit Default Swaps

		Principal Amount	Fair Value
Municipal Bonds and Notes – 0.6%
American Municipal Power Inc.
6.27%	02/15/50	$15,000	$20,673	(a	)
Commonwealth of Massachusetts
2.90%	09/01/49	5,000	4,873
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	15,000	15,039	(a	)
Port Authority of New York & New Jersey
4.46%	10/01/62	25,000	31,786	(a	)
State of California
4.60%	04/01/38	15,000	16,714	(a	)
State of Illinois
5.10%	06/01/33	10,000	10,831	(a	)
The University of Texas System
3.35%	08/15/47	10,000	10,865	(a	)
			110,781
Total Bonds and Notes (Cost $16,303,621)			17,052,897

		Number of Shares	Fair Value
Domestic Equity – 0.1%
Preferred Stock – 0.1%
Wells Fargo & Co. 3.09% + 3 month USD LIBOR (Cost $23,300)		932	24,623	(a,b	)
Total Investments in Securities (Cost $16,326,921)			17,077,520
Short-Term Investments – 23.7%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 1.92% (Cost $4,143,062)		4,143,062	4,143,062	(a,g,i	)
Total Investments (Cost $20,469,983)			21,220,582
Liabilities in Excess of Other Assets, net – (21.5)%			(3,753,897)

NET ASSETS – 100.0%			$17,466,685

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency		Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Appreciation/ Depreciation
Buy Protection
Markit CDX North America Investment Grade Index	Intercontinental Exchange	$245	1.00	%/Quarterly	06/20/24	$(5,154)	$(4,241)	$(913)
Sell Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$597	5.00	%/Quarterly	06/20/24	$42,141	$35,811	$6,330
								$5,417

State Street Income V.I.S. Fund

Schedule of Investments	September 30, 2019 (Unaudited)

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000s omitted)	Fund Pays/ Receives Fixed Rate/ Payment Frequency	Floating Rate	Contract Annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Depreciation
CME Group, Inc.	$883	Pays/Quarterly	3 Month U.S. Dollar LIBOR	3.05%	11/19/21	$(26,518)	$—	$(26,518)
CME Group, Inc.	884	Pays/Quarterly	3 Month U.S. Dollar LIBOR	3.06%	11/19/21	(26,607)	—	(26,607)
								$(53,125)

The Fund had the following long futures contracts open at September 30, 2019:

Description		Expiration date		Number of Contracts	Notional Amount	Value		Unrealized Depreciation
2 Yr. U.S. Treasury Notes Futures		December 2019		13	$2,809,399		$2,801,499	$(7,900)
5 Yr. U.S. Treasury Notes Futures		December 2019		11	1,318,904		1,310,633	(8,271)
10 Yr. U.S. Treasury Notes Futures		December 2019		1	131,580		130,313	(1,267)
								$(17,438)

The Fund had the following short futures contracts open at September 30, 2019:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
U.S. Long Bond Futures	December 2019	3	$(492,932)	$(486,938)	$5,994
10 Yr. U.S. Treasury Ultra Futures	December 2019	5	(720,185)	(712,030)	8,155
					$14,149
					$(3,289)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At September 30, 2019, all or a portion of this security was pledged to cover collateral requirements for futures, swaps, and/or TBA’s.
(b)

Variable Rate Security - Interest rate shown is rate in effect at September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(c)	Step coupon bond.
(d)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (“TBA”) in the future.
(e)

Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(f)

Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Coupon amount represents effective yield.
(h)

Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, these securities amounted to $279,744 or 1.60% of the net assets of the State Street Income V.I.S. Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Directors .

(i)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of September 30, 2019.

Abbreviations:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Security

State Street Income V.I.S. Fund

Schedule of Investments	September 30, 2019 (Unaudited)

TBA	To Be Announced

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2019:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasuries	$—	$4,255,627	$—	$4,255,627
Agency Mortgage Backed	—	6,621,177	—	6,621,177
Agency Collateralized Mortgage Obligations	—	215,783	—	215,783
Asset Backed	—	621,046	—	621,046
Corporate Notes	—	4,604,859	—	4,604,859
Non-Agency Collateralized Mortgage Obligations	—	556,435	—	556,435
Sovereign Bonds	—	67,189	—	67,189
Municipal Bonds and Notes	—	110,781	—	110,781
Preferred Stock	24,623	—	—	24,623
Short-Term Investments	4,143,062	—	—	4,143,062

Total Investments in Securities	$4,167,685	$17,052,897	$—	$21,220,582

Other Financial Instruments
Credit Default Swap Contracts - Unrealized Depreciation	$—	$(913)	$—	$(913)
Credit Default Swap Contracts - Unrealized Appreciation		6,330		6,330
Interst Rate Swap Contracts - Unrealized Depreciation		(53,125)		(53,125)
Long Futures Contracts - Unrealized Depreciation	(17,438)	—	—	(17,438)
Short Futures Contracts - Unrealized Appreciation	14,149	—	—	14,149

Total Other Financial Instruments	$(3,289)	$(47,708)	$—	$(50,997)

Affiliate Table

	Number of Shares Held at 12/31/18	Value At 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	3,131,172	$3,131,172	$8,359,564	$7,347,674	—	—	4,143,062	$4,143,062	$65,174

State Street Total Return V.I.S. Fund

Schedule of Investments	September 30, 2019 (Unaudited)

	Number of Shares	Fair Value
Domestic Equity – 31.5% †
Common Stock – 31.5%
Advertising – 0.3%
Clear Channel Outdoor Holdings Inc., Class A	18,800	$47,376	(a	)
Fluent Inc.	20,900	57,161	(a	)
Marchex Inc., Class B	17,900	56,206	(a	)
National CineMedia Inc.	30,600	250,920
Omnicom Group Inc.	41,903	3,281,005
The Interpublic Group of Companies Inc.	74,685	1,610,209
		5,302,877
Aerospace & Defense – 0.3%
HEICO Corp.	7,538	941,345
HEICO Corp., Class A	14,716	1,432,014
Hexcel Corp.	7,634	626,980
National Presto Industries Inc.	2,396	213,460
Park Aerospace Corp.	9,294	163,203
Teledyne Technologies Inc.	6,822	2,196,616	(a	)
TransDigm Group Inc.	920	479,016
Vectrus Inc.	5,600	227,640	(a	)
		6,280,274
Agricultural & Farm Machinery – 0.1%
AGCO Corp.	12,402	938,831
Air Freight & Logistics – 0.3%
Atlas Air Worldwide Holdings Inc.	2,200	55,506	(a	)
CH Robinson Worldwide Inc.	26,127	2,215,047
Expeditors International of Washington Inc.	33,337	2,476,606
Hub Group Inc., Class A	8,672	403,248	(a	)
Radiant Logistics Inc.	19,200	99,264	(a	)
		5,249,671
Airlines – 0.2%
Alaska Air Group Inc.	8,435	547,516
Mesa Air Group Inc.	5,400	36,423	(a	)
United Airlines Holdings Inc.	45,657	4,036,535	(a	)
		4,620,474
Airport Services – 0.0%*
Macquarie Infrastructure Corp.	14,286	563,868
Alternative Carriers – 0.1%
Anterix Inc.	4,500	162,900
CenturyLink Inc.	72,097	899,771
		1,062,671
Apparel Retail – 0.6%
Abercrombie & Fitch Co., Class A	5,647	88,093
Foot Locker Inc.	21,129	911,928
Genesco Inc.	2,700	108,054	(a	)
Guess? Inc.	12,159	225,306
Shoe Carnival Inc.	4,713	152,748
The Buckle Inc.	14,409	296,825
The Cato Corp., Class A	10,437	183,796
The TJX Companies Inc.	181,383	10,110,289
Zumiez Inc.	9,172	290,523	(a	)
		12,367,562
Apparel, Accessories & Luxury Goods – 0.0%*
Columbia Sportswear Co.	5,789	560,896
Delta Apparel Inc.	3,100	73,625	(a	)
		634,521
Application Software – 1.1%
Alteryx Inc., Class A	5,207	559,388	(a	)
American Software Inc., Class A	14,428	216,709
Aspen Technology Inc.	13,423	1,652,103	(a	)
Avalara Inc.	8,913	599,756	(a	)
Cadence Design Systems Inc.	38,355	2,534,498	(a	)
Digital Turbine Inc.	39,200	252,644	(a	)
Fair Isaac Corp.	5,513	1,673,306	(a	)
Intelligent Systems Corp.	3,300	137,082	(a	)
Intuit Inc.	44,560	11,850,286

	Number of Shares	Fair Value
Manhattan Associates Inc.	12,515	$1,009,585	(a	)
SharpSpring Inc.	4,200	40,740	(a	)
SPS Commerce Inc.	6,600	310,662	(a	)
Synchronoss Technologies Inc.	19,100	103,140	(a	)
Telaria Inc.	9,400	64,954	(a	)
Zix Corp.	26,700	193,308	(a	)
		21,198,161
Asset Management & Custody Banks – 0.2%
Ares Management Corp., Class A	7,700	206,437
Cohen & Steers Inc.	11,405	626,477
Diamond Hill Investment Group Inc.	1,581	218,383
Franklin Resources Inc.	54,903	1,584,501
Legg Mason Inc.	16,463	628,722
Silvercrest Asset Management Group Inc., Class A	4,314	53,062
Waddell & Reed Financial Inc., Class A	15,394	264,469
Westwood Holdings Group Inc.	3,800	105,146
		3,687,197
Auto Parts & Equipment – 0.2%
American Axle & Manufacturing Holdings Inc.	30,000	246,600	(a	)
Dorman Products Inc.	8,700	691,998	(a	)
Fox Factory Holding Corp.	700	43,568	(a	)
Gentex Corp.	49,936	1,374,988
Lear Corp.	11,858	1,398,058
Telenav Inc.	16,200	77,436	(a	)
		3,832,648
Automobile Manufacturers – 0.7%
Ford Motor Co.	760,366	6,964,953
General Motors Co.	187,649	7,033,084
		13,998,037
Automotive Retail – 0.3%
America’s Car-Mart Inc.	1,000	91,700	(a	)
AutoNation Inc.	10,475	531,082	(a	)
AutoZone Inc.	4,756	5,158,453	(a	)
Penske Automotive Group Inc.	6,799	321,457
Sonic Automotive Inc., Class A	12,122	380,752
		6,483,444
Biotechnology – 0.3%
Achillion Pharmaceuticals Inc.	68,000	244,800	(a	)
Adverum Biotechnologies Inc.	26,940	146,823	(a	)
Anika Therapeutics Inc.	6,636	364,250	(a	)
ArQule Inc.	25,800	184,986	(a	)
Arrowhead Pharmaceuticals Inc.	15,660	441,299	(a	)
Avid Bioservices Inc.	23,700	125,610	(a	)
BioSpecifics Technologies Corp.	3,100	165,912	(a	)
CareDx Inc.	6,200	140,182	(a	)
Catalyst Pharmaceuticals Inc.	35,700	189,567	(a	)
CEL-SCI Corp.	5,700	50,958	(a	)
Chimerix Inc.	23,900	56,165	(a	)
Enanta Pharmaceuticals Inc.	600	36,048	(a	)
Epizyme Inc.	6,200	63,953	(a	)
Fate Therapeutics Inc.	21,310	330,944	(a	)
Homology Medicines Inc.	2,814	50,933	(a	)
Invitae Corp.	9,600	184,992	(a	)
Krystal Biotech Inc.	1,500	52,088	(a	)
Lineage Cell Therapeutics Inc.	36,700	35,966
MediciNova Inc.	5,100	40,571	(a	)
MeiraGTx Holdings PLC	2,700	43,065	(a	)
Molecular Templates Inc.	8,400	55,356	(a	)
Palatin Technologies Inc.	101,000	91,789	(a	)
PDL BioPharma Inc.	58,467	126,289	(a	)
Protagonist Therapeutics Inc.	8,500	102,085	(a	)
Ra Pharmaceuticals Inc.	2,700	63,855	(a	)
Repligen Corp.	9,600	736,224	(a	)
Syndax Pharmaceuticals Inc.	10,000	74,700	(a	)
Synlogic Inc.	6,100	13,969	(a	)
United Therapeutics Corp.	8,366	667,188	(a	)
Veracyte Inc.	7,500	180,000	(a	)
		5,060,567

State Street Total Return V.I.S. Fund

Schedule of Investments	September 30, 2019 (Unaudited)

	Number of Shares	Fair Value
Brewers – 0.1%
The Boston Beer Company Inc., Class A	2,430	$884,714	(a	)
Broadcasting – 0.2%
AMC Networks Inc., Class A	8,169	401,588	(a	)
Cumulus Media Inc., Class A	7,200	104,688	(a	)
Fox Corp., Class B	31,645	998,083	(a	)
Media General Inc.	2,076	208	(b,c	)
Nexstar Media Group Inc., Class A	8,745	894,701
Saga Communications Inc., Class A	1,700	50,575
Sinclair Broadcast Group Inc., Class A	11,757	502,494
		2,952,337
Building Products – 0.1%
AAON Inc.	12,200	560,468
Resideo Technologies Inc.	24,035	344,902	(a	)
		905,370
Cable & Satellite – 0.2%
Altice USA Inc., Class A	60,914	1,747,014	(a	)
Cable One Inc.	830	1,041,401
		2,788,415
Casinos & Gaming – 0.0%*
Century Casinos Inc.	8,000	61,840	(a	)
Coal & Consumable Fuels – 0.0%*
Arch Coal Inc., Class A	3,600	267,120
Energy Fuels Inc.	23,900	46,127	(a	)
NACCO Industries Inc., Class A	1,800	115,038
		428,285
Commercial Printing – 0.0%*
Ennis Inc.	12,500	252,625
RR Donnelley & Sons Co.	17,700	66,729
		319,354
Commodity Chemicals – 0.0%*
Hawkins Inc.	3,500	148,750
Communications Equipment – 0.8%
Cisco Systems Inc.	281,239	13,896,019
Digi International Inc.	13,500	183,870	(a	)
NETGEAR Inc.	9,399	302,836	(a	)
Tessco Technologies Inc.	3,000	43,110
Ubiquiti Inc.	2,929	346,383
		14,772,218
Computer & Electronics Retail – 0.0%*
GameStop Corp., Class A	12,200	67,344
Construction & Engineering – 0.2%
Argan Inc.	7,100	278,959
Construction Partners Inc.	6,300	98,154	(a	)
Great Lakes Dredge & Dock Corp.	29,900	312,455	(a	)
IES Holdings Inc.	2,800	57,652	(a	)
Jacobs Engineering Group Inc.	24,374	2,230,221
MYR Group Inc.	5,405	169,122	(a	)
Northwest Pipe Co.	2,300	64,745	(a	)
Quanta Services Inc.	27,552	1,041,466
Tutor Perini Corp.	2,600	37,258	(a	)
		4,290,032
Construction Machinery & Heavy Trucks – 0.3%
Cummins Inc.	29,887	4,861,718
Miller Industries Inc.	5,486	182,684
The Greenbrier Companies Inc.	3,500	105,420
Trinity Industries Inc.	14,350	282,408
		5,432,230
Construction Materials – 0.0%*
United States Lime & Minerals Inc.	957	73,211
Consumer Electronics – 0.1%
Garmin Ltd.	22,167	1,877,323
Roku Inc.	3,012	306,501	(a	)
		2,183,824
Consumer Finance – 0.2%
Ally Financial Inc.	75,944	2,518,303
Curo Group Holdings Corp.	5,405	71,778	(a	)

	Number of Shares	Fair Value
Medallion Financial Corp.	10,100	$64,640	(a	)
Navient Corp.	39,358	503,783
Santander Consumer USA Holdings Inc.	20,387	520,072
World Acceptance Corp.	1,700	216,767	(a	)
		3,895,343
Data Processing & Outsourced Services – 0.4%
Euronet Worldwide Inc.	9,674	1,415,306	(a	)
Genpact Ltd.	9,147	354,446
NIC Inc.	31,119	642,608
Paychex Inc.	62,425	5,166,917
Paysign Inc.	9,100	91,910
Sykes Enterprises Inc.	19,200	588,288	(a	)
		8,259,475
Department Stores – 0.1%
Dillard’s Inc., Class A	870	57,516
Macy’s Inc.	59,522	924,972
		982,488
Distributors – 0.2%
Core-Mark Holding Company Inc.	18,000	578,070
Funko Inc., Class A	8,390	172,624	(a	)
Genuine Parts Co.	27,396	2,728,368
Weyco Group Inc.	2,959	66,903
		3,545,965
Diversified Metals & Mining – 0.0%*
Materion Corp.	1,058	64,919
Diversified REITs – 0.2%
Armada Hoffler Properties Inc.	23,980	433,798
One Liberty Properties Inc.	7,298	200,914
PS Business Parks Inc.	6,300	1,146,285
STORE Capital Corp.	37,251	1,393,560
VEREIT Inc.	95,270	931,741
		4,106,298
Diversified Support Services – 0.2%
KAR Auction Services Inc.	25,846	634,519
McGrath RentCorp.	11,758	818,239
UniFirst Corp.	7,329	1,430,035
Viad Corp.	8,269	555,263
		3,438,056
Education Services – 0.0%*
Graham Holdings Co., Class B	828	549,337
Electric Utilities – 0.9%
Avangrid Inc.	7,910	413,298
Eversource Energy	61,991	5,298,371
Genie Energy Ltd., Class B	7,100	52,966
Hawaiian Electric Industries Inc.	21,109	962,781
OGE Energy Corp.	38,814	1,761,379
Pinnacle West Capital Corp.	21,706	2,107,001
Xcel Energy Inc.	100,041	6,491,661
		17,087,457
Electrical Components & Equipment – 0.1%
American Superconductor Corp.	10,300	80,752	(a	)
Encore Wire Corp.	7,978	449,002
Powell Industries Inc.	4,300	168,345
Preformed Line Products Co.	1,505	82,158
Regal Beloit Corp.	8,084	588,919
Vivint Solar Inc.	13,400	87,636	(a	)
		1,456,812
Electronic Components – 0.1%
Airgain Inc.	3,400	39,950	(a	)
AVX Corp.	22,625	343,900
Dolby Laboratories Inc., Class A	12,091	781,562
Vishay Intertechnology Inc.	13,800	233,634
		1,399,046
Electronic Equipment & Instruments – 0.1%
Badger Meter Inc.	13,913	747,128
Napco Security Technologies Inc.	5,700	145,464	(a	)

State Street Total Return V.I.S. Fund

Schedule of Investments	September 30, 2019 (Unaudited)

	Number of Shares	Fair Value
PAR Technology Corp.	5,600	$133,112	(a	)
Vishay Precision Group Inc.	5,037	164,911	(a	)
		1,190,615
Electronic Manufacturing Services – 0.2%
Benchmark Electronics Inc.	18,897	549,147
Jabil Inc.	29,070	1,039,834
Kimball Electronics Inc.	12,000	174,120	(a	)
Plexus Corp.	14,415	901,081	(a	)
Sanmina Corp.	11,700	375,687	(a	)
		3,039,869
Environmental & Facilities Services – 0.3%
ABM Industries Inc.	15,600	566,592
PICO Holdings Inc.	9,000	90,810	(a	)
Republic Services Inc.	41,350	3,578,843
Waste Management Inc.	9,133	1,050,295
		5,286,540
Financial Exchanges & Data – 0.3%
CME Group Inc.	18,131	3,831,806
Donnelley Financial Solutions Inc.	15,300	188,496	(a	)
MarketAxess Holdings Inc.	4,106	1,344,715
Morningstar Inc.	3,488	509,736
		5,874,753
Food Distributors – 0.1%
United Natural Foods Inc.	25,000	288,000	(a	)
US Foods Holding Corp.	42,360	1,740,996	(a	)
		2,028,996
Food Retail – 0.3%
Casey’s General Stores Inc.	7,089	1,142,463
Natural Grocers by Vitamin Cottage Inc.	4,228	42,238	(a	)
The Kroger Co.	154,430	3,981,205
Village Super Market Inc., Class A	3,847	101,753
Weis Markets Inc.	4,703	179,373
		5,447,032
Footwear – 0.1%
Rocky Brands Inc.	3,145	104,508
Steven Madden Ltd.	39,471	1,412,667
		1,517,175
Gas Utilities – 0.2%
Atmos Energy Corp.	22,258	2,534,964
UGI Corp.	33,572	1,687,664
		4,222,628
Health Care REITs – 0.2%
Community Healthcare Trust Inc.	8,627	384,333
LTC Properties Inc.	14,000	717,080
Medical Properties Trust Inc.	85,930	1,680,791
Omega Healthcare Investors Inc.	38,538	1,610,503
		4,392,707
Healthcare Distributors – 0.2%
Henry Schein Inc.	29,038	1,843,913	(a	)
McKesson Corp.	7,611	1,040,119
Patterson Companies Inc.	23,500	418,770
		3,302,802
Healthcare Equipment – 0.9%
Alphatec Holdings Inc.	8,700	43,674	(a	)
Conformis Inc.	31,400	58,404	(a	)
Danaher Corp.	91,911	13,274,706
IntriCon Corp.	2,300	44,712	(a	)
Masimo Corp.	8,922	1,327,504	(a	)
SeaSpine Holdings Corp.	6,900	84,249	(a	)
STERIS PLC	16,280	2,352,297
Varian Medical Systems Inc.	2,409	286,888	(a	)
Zynex Inc.	7,600	72,276
		17,544,710
Healthcare Facilities – 0.3%
Community Health Systems Inc.	40,100	144,360	(a	)
HCA Healthcare Inc.	34,081	4,104,034
National HealthCare Corp.	6,092	498,630
Tenet Healthcare Corp.	2,101	46,474	(a	)

	Number of Shares	Fair Value
The Ensign Group Inc.	12,100	$573,903
The Joint Corp.	2,600	48,386	(a	)
US Physical Therapy Inc.	3,700	483,035
		5,898,822
Healthcare Services – 0.1%
Addus HomeCare Corp.	5,300	420,184	(a	)
Amedisys Inc.	2,400	314,424	(a	)
CorVel Corp.	4,513	341,634	(a	)
Cross Country Healthcare Inc.	17,800	183,340	(a	)
Premier Inc., Class A	10,118	292,613	(a	)
		1,552,195
Healthcare Supplies – 0.1%
Atrion Corp.	700	545,419
BioLife Solutions Inc.	3,300	54,863	(a	)
Meridian Bioscience Inc.	20,263	192,296
Utah Medical Products Inc.	1,705	163,407
		955,985
Healthcare Technology – 0.0%*
Simulations Plus Inc.	5,972	207,228
Home Building – 0.3%
Beazer Homes USA Inc.	14,400	214,560	(a	)
M/I Homes Inc.	13,300	500,745	(a	)
MDC Holdings Inc.	23,700	1,021,470
Meritage Homes Corp.	5,100	358,785	(a	)
NVR Inc.	631	2,345,648	(a	)
PulteGroup Inc.	49,470	1,808,128
William Lyon Homes, Class A	10,200	207,672	(a	)
		6,457,008
Home Furnishing Retail – 0.1%
Bed Bath & Beyond Inc.	14,900	158,536
Haverty Furniture Companies Inc.	8,900	180,403
Williams-Sonoma Inc.	15,222	1,034,792
		1,373,731
Home Furnishings – 0.0%*
Ethan Allen Interiors Inc.	3,300	63,030
Home Improvement Retail – 0.0%*
Floor & Decor Holdings Inc.	13,118	670,986	(a	)
Hotel & Resort REITs – 0.1%
Apple Hospitality REIT Inc.	40,960	679,117
Park Hotels & Resorts Inc.	39,090	976,077
Service Properties Trust	31,643	816,073
		2,471,267
Hotels, Resorts & Cruise Lines – 0.0%*
Wyndham Destinations Inc.	17,621	810,918
Household Appliances – 0.0%*
Hamilton Beach Brands Holding Co., Class A	3,017	48,785
Household Products – 0.8%
Church & Dwight Company Inc.	47,552	3,577,812
The Procter & Gamble Co.	92,192	11,466,841
		15,044,653
Human Resource & Employment Services – 0.2%
BG Staffing Inc.	4,000	76,440
GP Strategies Corp.	5,800	74,472	(a	)
Kelly Services Inc., Class A	16,509	399,848
Kforce Inc.	7,283	275,552
ManpowerGroup Inc.	11,666	982,744
Robert Half International Inc.	22,627	1,259,419
		3,068,475
Hypermarkets & Super Centers – 0.7%
Costco Wholesale Corp.	44,580	12,843,944
Independent Power Producers & Energy Traders – 0.1%
AES Corp.	75,053	1,226,366
Industrial Conglomerates – 0.7%
Honeywell International Inc.	82,541	13,965,937
Industrial Gases – 0.2%
Air Products & Chemicals Inc.	13,219	2,932,767

State Street Total Return V.I.S. Fund

Schedule of Investments	September 30, 2019 (Unaudited)

	Number of Shares	Fair Value
Industrial Machinery – 0.5%
Gencor Industries Inc.	4,500	$52,245	(a	)
Hurco Companies Inc.	3,033	97,572
Hyster-Yale Materials Handling Inc.	3,800	207,974
Ingersoll-Rand PLC	37,991	4,680,871
ITT Inc.	17,015	1,041,148
Mueller Industries Inc.	18,500	530,580
Omega Flex Inc.	1,300	132,925
Snap-on Inc.	10,664	1,669,342
The Eastern Co.	2,734	67,858
The Gorman-Rupp Co.	8,575	298,324
The Timken Co.	6,131	266,760
Woodward Inc.	10,688	1,152,487
		10,198,086
Industrial REITs – 0.0%*
Innovative Industrial Properties Inc.	2,269	209,588
Insurance Brokers – 0.1%
Brown & Brown Inc.	45,125	1,627,208
eHealth Inc.	700	46,753	(a	)
Goosehead Insurance Inc., Class A	4,803	237,028
		1,910,989
Integrated Oil & Gas – 0.2%
Exxon Mobil Corp.	55,094	3,890,187
Integrated Telecommunication Services – 0.0%*
Frontier Communications Corp.	30,500	26,444	(a	)
IDT Corp., Class B	8,200	86,346	(a	)
Pareteum Corp.	29,200	37,668	(a	)
		150,458
Interactive Home Entertainment – 0.0%*
Zynga Inc., Class A	148,908	866,645	(a	)
Interactive Media & Services – 0.0%*
DHI Group Inc.	25,100	96,635	(a	)
Match Group Inc.	10,695	764,051
		860,686
Internet & Direct Marketing Retail – 0.2%
1-800-Flowers.com Inc., Class A	12,160	179,907	(a	)
Amazon.com Inc.	1,909	3,313,852	(a	)
Duluth Holdings Inc., Class B	3,800	32,224	(a	)
Qurate Retail Inc.	29,617	305,500	(a	)
The Rubicon Project Inc.	23,500	204,685	(a	)
		4,036,168
Internet Services & Infrastructure – 0.1%
Okta Inc.	16,895	1,663,482	(a	)
Investment Banking & Brokerage – 0.1%
Cowen Inc., Class A	13,500	207,765	(a	)
Greenhill & Company Inc.	8,300	108,896
Houlihan Lokey Inc.	16,305	735,356
INTL. FCStone Inc.	7,550	310,003	(a	)
Moelis & Co., Class A	14,459	474,978
Oppenheimer Holdings Inc., Class A	2,487	74,759
		1,911,757
IT Consulting & Other Services – 0.3%
Amdocs Ltd.	26,320	1,740,015
Booz Allen Hamilton Holding Corp.	26,581	1,887,783
CACI International Inc., Class A	4,761	1,101,029	(a	)
ManTech International Corp., Class A	12,769	911,834
Perficient Inc.	4,160	160,493	(a	)
		5,801,154
Leisure Products – 0.0%*
Escalade Inc.	5,300	57,717
Johnson Outdoors Inc., Class A	2,304	134,922
MasterCraft Boat Holdings Inc.	8,948	133,549	(a	)
Sturm Ruger & Company Inc.	6,200	258,912
		585,100
Life & Health Insurance – 0.6%
Aflac Inc.	143,407	7,503,054
Brighthouse Financial Inc.	21,658	876,499	(a	)
FBL Financial Group Inc., Class A	2,263	134,671
Globe Life Inc.	20,170	1,931,479

	Number of Shares	Fair Value
Independence Holding Co.	1,669	$64,407
National Western Life Group Inc., Class A	1,055	283,131
		10,793,241
Life Sciences Tools & Services – 0.1%
Bruker Corp.	6,792	298,373
Luminex Corp.	2,465	50,902
Medpace Holdings Inc.	10,500	882,420	(a	)
Quanterix Corp.	2,265	49,739	(a	)
		1,281,434
Managed Healthcare – 0.2%
Anthem Inc.	13,337	3,202,214
Metal & Glass Containers – 0.4%
AptarGroup Inc.	12,072	1,429,928
Ball Corp.	64,208	4,674,984
Crown Holdings Inc.	25,230	1,666,694	(a	)
Greif Inc., Class B	2,200	100,232
Silgan Holdings Inc.	14,759	443,287
		8,315,125
Mortgage REITs – 0.7%
AG Mortgage Investment Trust Inc.	14,014	212,312
AGNC Investment Corp.	104,648	1,683,786
Annaly Capital Management Inc.	269,126	2,368,309
Anworth Mortgage Asset Corp.	47,600	157,080
Apollo Commercial Real Estate Finance Inc.	74,675	1,431,520
Ares Commercial Real Estate Corp.	13,507	205,712
Arlington Asset Investment Corp., Class A	13,922	76,432
ARMOUR Residential REIT Inc.	24,800	415,400
Blackstone Mortgage Trust Inc., Class A	55,175	1,978,024
Capstead Mortgage Corp.	46,653	342,899
Cherry Hill Mortgage Investment Corp.	7,684	100,660
Chimera Investment Corp.	36,308	710,184
Dynex Capital Inc.	11,758	173,783
Ellington Financial Inc.	15,300	276,471
Great Ajax Corp.	6,100	94,550
MFA Financial Inc.	87,522	644,162
PennyMac Mortgage Investment Trust	29,100	646,893
Ready Capital Corp.	8,300	132,136
Starwood Property Trust Inc.	53,086	1,285,743
Two Harbors Investment Corp.	47,737	626,787
		13,562,843
Movies & Entertainment – 0.6%
AMC Entertainment Holdings Inc., Class A	12,200	130,540
Cinemark Holdings Inc.	20,799	803,673
The Walt Disney Co.	72,396	9,434,647
Viacom Inc., Class B	68,707	1,651,029
		12,019,889
Multi-Line Insurance – 0.1%
American Financial Group Inc.	13,944	1,503,860
Assurant Inc.	10,118	1,273,047
		2,776,907
Multi-Sector Holdings – 1.0%
Berkshire Hathaway Inc., Class B	93,141	19,375,191	(a	)
Multi-Utilities – 0.4%
Ameren Corp.	47,276	3,784,444
Unitil Corp.	5,900	374,296
WEC Energy Group Inc.	41,859	3,980,791
		8,139,531
Office REITs – 0.1%
Columbia Property Trust Inc.	22,702	480,147
Equity Commonwealth	23,490	804,533
		1,284,680
Office Services & Supplies – 0.0%*
Steelcase Inc., Class A	21,181	389,730

State Street Total Return V.I.S. Fund

Schedule of Investments	September 30, 2019 (Unaudited)

	Number of Shares	Fair Value
Oil & Gas Drilling – 0.0%*
Diamond Offshore Drilling Inc.	4,600	$25,576	(a	)
Nabors Industries Ltd.	99,100	185,317
Noble Corporation PLC	120,216	152,674	(a	)
		363,567
Oil & Gas Equipment & Services – 0.0%*
Era Group Inc.	9,400	99,264	(a	)
Frank’s International N.V.	35,700	169,575	(a	)
Geospace Technologies Corp.	6,600	101,442	(a	)
Liberty Oilfield Services Inc., Class A	3,332	36,086
Mammoth Energy Services Inc.	5,798	14,379
Matrix Service Co.	12,968	222,271	(a	)
Smart Sand Inc.	10,400	29,432	(a	)
Solaris Oilfield Infrastructure Inc., Class A	7,114	95,470
		767,919
Oil & Gas Exploration & Production – 0.0%*
Evolution Petroleum Corp.	11,902	69,508
Extraction Oil & Gas Inc.	18,000	52,920	(a	)
Gulfport Energy Corp.	43,800	118,698	(a	)
		241,126
Oil & Gas Refining & Marketing – 0.8%
CVR Energy Inc.	8,836	389,049
PBF Energy Inc., Class A	23,164	629,829
Phillips 66	80,287	8,221,389
Renewable Energy Group Inc.	18,000	270,090	(a	)
REX American Resources Corp.	2,800	213,724	(a	)
Valero Energy Corp.	49,903	4,253,732
World Fuel Services Corp.	32,200	1,286,068
		15,263,881
Oil & Gas Storage & Transportation – 0.0%*
DHT Holdings Inc.	44,200	271,830
Dorian LPG Ltd.	13,900	144,004	(a	)
Nordic American Tankers Ltd.	69,600	150,336
		566,170
Other Diversified Financial Services – 0.0%*
AXA Equitable Holdings Inc.	38,473	852,562
Packaged Foods & Meats – 0.5%
Hormel Foods Corp.	52,887	2,312,748
J&J Snack Foods Corp.	4,981	956,352
Lancaster Colony Corp.	9,172	1,271,698
Pilgrim’s Pride Corp.	10,397	333,172	(a	)
Tootsie Roll Industries Inc.	8,211	304,957
Tyson Foods Inc., Class A	55,879	4,813,417
		9,992,344
Paper Packaging – 0.1%
Sonoco Products Co.	19,326	1,124,966
UFP Technologies Inc.	3,071	118,541	(a	)
		1,243,507
Paper Products – 0.0%*
Domtar Corp.	7,762	277,957
Personal Products – 0.0%*
Lifevantage Corp.	6,900	94,530	(a	)
Pharmaceuticals – 0.9%
Axsome Therapeutics Inc.	7,500	151,800	(a	)
Chiasma Inc.	17,100	84,645	(a	)
CorMedix Inc.	11,800	75,284	(a	)
Johnson & Johnson	122,756	15,882,171
Lannett Company Inc.	15,800	176,960	(a	)
Mallinckrodt PLC	14,700	35,427	(a	)
Zynerba Pharmaceuticals Inc.	11,400	86,184	(a	)
		16,492,471
Property & Casualty Insurance – 2.0%
AMERISAFE Inc.	9,264	612,443
Arch Capital Group Ltd.	74,451	3,125,453	(a	)
Assured Guaranty Ltd.	18,720	832,291
Axis Capital Holdings Ltd.	16,004	1,067,787
Chubb Ltd.	61,835	9,982,642
Cincinnati Financial Corp.	29,540	3,446,432

	Number of Shares	Fair Value
Donegal Group Inc., Class A	5,072	$74,355
Employers Holdings Inc.	8,700	379,146
Erie Indemnity Co., Class A	4,789	889,078
Fidelity National Financial Inc.	51,415	2,283,340
First American Financial Corp.	21,063	1,242,928
James River Group Holdings Ltd.	1,500	76,860
Kinsale Capital Group Inc.	9,509	982,375
Loews Corp.	50,997	2,625,326
Mercury General Corp.	5,308	296,611
Old Republic International Corp.	54,998	1,296,303
Protective Insurance Corp., Class B	4,514	78,769
Safety Insurance Group Inc.	7,093	718,734
The Allstate Corp.	49,208	5,347,925
The Hanover Insurance Group Inc.	7,701	1,043,794
United Fire Group Inc.	1,100	51,678
White Mountains Insurance Group Ltd.	552	596,160
WR Berkley Corp.	27,893	2,014,711
		39,065,141
Publishing – 0.0%*
John Wiley & Sons Inc., Class A	8,349	366,855
News Corp., Class B	23,533	336,404
Scholastic Corp.	1,500	56,640
		759,899
Real Estate Operating Companies – 0.0%*
Rafael Holdings Inc., Class B	5,200	108,992	(a	)
Real Estate Services – 0.0%*
Marcus & Millichap Inc.	2,500	88,725	(a	)
Realogy Holdings Corp.	26,300	175,684
		264,409
Regional Banks – 0.4%
1st Constitution Bancorp	3,776	70,800
ACNB Corp.	3,167	108,628
American National Bankshares Inc.	1,488	52,779
Ames National Corp.	4,413	126,256
Arrow Financial Corp.	6,211	207,382
Bank First Corp.	900	59,562
Bank of Hawaii Corp.	7,905	679,277
Bank of Marin Bancorp	3,200	132,768
Baycom Corp.	5,457	123,928	(a	)
Cambridge Bancorp	2,184	163,822
Chemung Financial Corp.	1,735	72,870
Citizens & Northern Corp.	5,841	153,501
City Holding Co.	4,886	372,557
Community Trust Bancorp Inc.	6,149	261,824
Evans Bancorp Inc.	1,187	44,394
Fidelity D&D Bancorp Inc.	1,358	84,536
Financial Institutions Inc.	4,300	129,774
First Business Financial Services Inc.	2,100	50,568
First Capital Inc.	1,600	92,528
First Community Bancshares Inc.	7,000	226,590
First Financial Corp.	5,855	254,517
First Financial Northwest Inc.	3,803	56,208
First Hawaiian Inc.	25,662	685,175
First Mid Bancshares Inc.	5,632	194,980
First Northwest Bancorp	2,900	50,228
FNB Corp.	48,380	557,821
Franklin Financial Services Corp.	2,100	74,655
Hawthorn Bancshares Inc.	2,800	66,724
Independent Bank Corp.	79	5,897
Investar Holding Corp.	2,700	64,260
LCNB Corp.	4,398	78,021
Level One Bancorp Inc.	2,039	49,181
Mackinac Financial Corp.	3,200	49,472
Metropolitan Bank Holding Corp.	1,299	51,090	(a	)
Mid Penn Bancorp Inc.	490	12,559
MutualFirst Financial Inc.	2,502	78,863
National Bankshares Inc.	3,086	123,594
Nicolet Bankshares Inc.	4,100	272,937	(a	)
Northrim BanCorp Inc.	3,126	124,008
Norwood Financial Corp.	2,672	84,462
Oak Valley Bancorp	3,274	54,905

State Street Total Return V.I.S. Fund

Schedule of Investments	September 30, 2019 (Unaudited)

	Number of Shares	Fair Value
Ohio Valley Banc Corp.	2,071	$75,571
Orrstown Financial Services Inc.	2,744	60,094
Park National Corp.	4,955	469,784
Parke Bancorp Inc.	2,300	51,106
PCB Bancorp	2,800	46,060
Penns Woods Bancorp Inc.	1,479	68,404
Peoples Bancorp of North Carolina Inc.	2,300	68,333
Premier Financial Bancorp Inc.	5,592	96,015
Prosperity Bancshares Inc.	12,813	904,982
Republic Bancorp Inc., Class A	2,200	95,590
Select Bancorp Inc.	2,769	32,120	(a	)
Shore Bancshares Inc.	5,893	90,811
The Community Financial Corp.	1,500	50,205
		8,312,976
Reinsurance – 0.1%
Reinsurance Group of America Inc.	12,091	1,933,109
Research & Consulting Services – 0.2%
CBIZ Inc.	24,983	587,101	(a	)
CRA International Inc.	3,635	152,561
Exponent Inc.	24,934	1,742,887
Forrester Research Inc.	5,032	161,728
ICF International Inc.	4,005	338,302
Resources Connection Inc.	14,614	248,292
		3,230,871
Residential REITs – 0.1%
American Campus Communities Inc.	25,201	1,211,664
Bluerock Residential Growth REIT Inc.	10,400	122,408
BRT Apartments Corp.	4,877	71,107
		1,405,179
Restaurants – 0.7%
BJ’s Restaurants Inc.	1,700	66,028
Brinker International Inc.	18,246	778,557
Chipotle Mexican Grill Inc.	801	673,216	(a	)
Starbucks Corp.	115,583	10,219,849
The Cheesecake Factory Inc.	20,490	854,023
Wingstop Inc.	1,000	87,280
		12,678,953
Retail REITs – 0.5%
Brixmor Property Group Inc.	57,904	1,174,872
Brookfield Property REIT Inc., Class A	14,281	291,190
Getty Realty Corp.	15,945	511,197
Kimco Realty Corp.	78,712	1,643,507
National Retail Properties Inc.	30,813	1,737,853
Realty Income Corp.	15,268	1,170,750
Retail Properties of America Inc., Class A	41,554	511,945
RPT Realty	8,300	112,465
SITE Centers Corp.	27,280	412,201
Spirit Realty Capital Inc.	17,364	831,041
Weingarten Realty Investors	23,179	675,204
Whitestone REIT	18,500	254,560
		9,326,785
Semiconductor Equipment – 0.5%
Amkor Technology Inc.	49,000	445,900	(a	)
AXT Inc.	11,000	39,160	(a	)
KLA Corp.	12,718	2,027,885
Lam Research Corp.	28,040	6,480,324
Photronics Inc.	32,591	354,590	(a	)
Teradyne Inc.	8,111	469,708
Ultra Clean Holdings Inc.	3,100	45,369	(a	)
Xperi Corp.	13,900	287,452
		10,150,388
Semiconductors – 0.8%
Alpha & Omega Semiconductor Ltd.	8,900	109,292	(a	)
Cirrus Logic Inc.	5,900	316,122	(a	)
Diodes Inc.	19,500	782,925	(a	)
DSP Group Inc.	3,400	47,889	(a	)
Intel Corp.	140,744	7,252,538
NVE Corp.	2,266	150,349
SunPower Corp.	3,300	36,201	(a	)

	Number of Shares	Fair Value
Universal Display Corp.	5,107	$857,465
Xilinx Inc.	49,446	4,741,872
		14,294,653
Soft Drinks – 0.1%
Keurig Dr Pepper Inc.	35,313	964,751
Specialized Consumer Services – 0.0%*
Collectors Universe Inc.	3,900	111,072
Specialized Finance – 0.0%*
NewStar Financial Inc.	492	119	(b,c	)
Specialized REITs – 0.2%
EPR Properties	14,640	1,125,230
Farmland Partners Inc.	13,700	91,516
Jernigan Capital Inc.	9,291	178,852
Lamar Advertising Co., Class A	16,372	1,341,358
Life Storage Inc.	8,927	940,995
Outfront Media Inc.	27,497	763,867
		4,441,818
Specialty Chemicals – 0.0%*
Flotek Industries Inc.	26,800	58,960	(a	)
FutureFuel Corp.	12,100	144,474
NewMarket Corp.	1,356	640,154
		843,588
Specialty Stores – 0.2%
Dick’s Sporting Goods Inc.	12,698	518,205
Hibbett Sports Inc.	8,905	203,925	(a	)
MarineMax Inc.	10,831	167,664	(a	)
Sally Beauty Holdings Inc.	7,900	117,631	(a	)
Sportsman’s Warehouse Holdings Inc.	13,200	68,376	(a	)
Tractor Supply Co.	23,169	2,095,404
		3,171,205
Steel – 0.1%
Reliance Steel & Aluminum Co.	12,700	1,265,682
Warrior Met Coal Inc.	20,901	407,988
		1,673,670
Systems Software – 0.5%
Microsoft Corp.	52,700	7,326,881
SecureWorks Corp., Class A	4,160	53,789	(a	)
VMware Inc., Class A	14,968	2,246,098
		9,626,768
Technology Distributors – 0.3%
Arrow Electronics Inc.	16,032	1,195,667	(a	)
Avnet Inc.	19,888	884,718
Insight Enterprises Inc.	16,987	946,006	(a	)
PC Connection Inc.	5,605	218,034
ScanSource Inc.	12,088	369,288	(a	)
SYNNEX Corp.	8,011	904,442
Tech Data Corp.	18,200	1,897,168	(a	)
		6,415,323
Technology Hardware, Storage & Peripherals – 0.5%
Apple Inc.	36,495	8,173,785
AstroNova Inc.	3,400	54,978
Diebold Nixdorf Inc.	21,200	237,440	(a	)
Xerox Holdings Corp.	35,630	1,065,693	(a	)
		9,531,896
Thrifts & Mortgage Finance – 0.2%
Capitol Federal Financial Inc.	63,700	877,786
ESSA Bancorp Inc.	4,700	77,174
FS Bancorp Inc.	1,739	91,298
Luther Burbank Corp.	7,970	90,300
MMA Capital Holdings Inc.	2,500	75,000	(a	)
NMI Holdings Inc., Class A	8,100	212,706	(a	)
Northwest Bancshares Inc.	46,290	758,693
OP Bancorp	6,521	63,775
Provident Financial Holdings Inc.	2,500	51,875
Territorial Bancorp Inc.	3,916	111,919
Timberland Bancorp Inc.	1,747	48,043
TrustCo Bank Corp.	45,556	371,281

State Street Total Return V.I.S. Fund

Schedule of Investments	September 30, 2019 (Unaudited)

	Number of Shares	Fair Value
Waterstone Financial Inc.	11,900	$204,442
Western New England Bancorp Inc.	4,900	46,697
		3,080,989
Tires & Rubber – 0.0%*
Cooper Tire & Rubber Co.	16,100	420,532
Tobacco – 0.0%*
Pyxus International Inc.	4,100	53,628	(a	)
Turning Point Brands Inc.	2,119	48,864
Vector Group Ltd.	19,600	233,436
		335,928
Trading Companies & Distributors – 0.2%
Aircastle Ltd.	26,200	587,666
BlueLinx Holdings Inc.	4,130	133,523	(a	)
CAI International Inc.	8,300	180,691	(a	)
Foundation Building Materials Inc.	7,453	115,447	(a	)
Kaman Corp.	13,340	793,196
Lawson Products Inc.	2,000	77,460	(a	)
MSC Industrial Direct Company Inc., Class A	8,493	615,997
NOW Inc.	18,500	212,195	(a	)
Rush Enterprises Inc., Class A	1,600	61,728
Rush Enterprises Inc., Class B	2,289	91,400
Titan Machinery Inc.	9,500	136,230	(a	)
Transcat Inc.	3,300	84,513	(a	)
WESCO International Inc.	8,230	393,147	(a	)
		3,483,193
Trucking – 0.2%
AMERCO	1,358	529,674
Heartland Express Inc.	22,600	486,126
Landstar System Inc.	2,635	296,648
Marten Transport Ltd.	19,001	394,841
PAM Transportation Services Inc.	1,007	59,524	(a	)
Ryder System Inc.	9,981	516,717
US Xpress Enterprises Inc., Class A	10,600	51,092	(a	)
Werner Enterprises Inc.	22,274	786,272
		3,120,894
Wireless Telecommunication Services – 0.0%*
Spok Holdings Inc.	8,900	106,266
Telephone & Data Systems Inc.	19,497	503,023
		609,289
Total Domestic Equity (Cost $551,692,343)		603,557,356
Foreign Equity – 18.5%
Common Stock – 18.3%
Advertising – 0.0%*
Cheil Worldwide Inc.	1,707	35,391
Hakuhodo DY Holdings Inc.	44,048	636,215
		671,606
Aerospace & Defense – 0.1%
Meggitt PLC	146,488	1,146,284
Singapore Technologies Engineering Ltd.	294,400	817,482
		1,963,766
Agricultural Products – 0.1%
China Agri-Industries Holdings Ltd.	60,043	19,531
Golden Agri-Resources Ltd.	1,210,200	196,901
Wilmar International Ltd.	362,194	976,921
		1,193,353
Air Freight & Logistics – 0.0%*
Hyundai Glovis Company Ltd.	582	75,903
SG Holdings Company Ltd.	27,200	665,686
		741,589
Airlines – 0.1%
AirAsia Group Bhd	104,300	43,842
Copa Holdings S.A.	6,109	603,264

	Number of Shares	Fair Value
Japan Airlines Company Ltd.	21,740	$646,115
Singapore Airlines Ltd.	67,708	447,503
		1,740,724
Airport Services – 0.0%*
SATS Ltd.	104,963	367,359
Aluminum – 0.0%*
China Zhongwang Holdings Ltd.	106,853	43,480
Apparel Retail – 0.1%
ABC-Mart Inc.	6,242	396,785
Hennes & Mauritz AB, Class B	74,505	1,446,127
Mr Price Group Ltd.	8,039	83,902
Shimamura Company Ltd.	4,200	332,658
		2,259,472
Apparel, Accessories & Luxury Goods – 0.2%
Bosideng International Holdings Ltd.	222,000	94,584
Burberry Group PLC	77,578	2,078,330
FF Group	1,860	973	(a,d	)
Shenzhou International Group Holdings Ltd.	20,965	273,850
The Swatch Group AG	10,525	529,337
		2,977,074
Asset Management & Custody Banks – 0.3%
3i Group PLC	183,456	2,637,138
CI Financial Corp.	43,233	631,189
IGM Financial Inc.	15,866	450,815
Magellan Financial Group Ltd.	23,372	810,861
Schroders PLC	8,943	338,879
		4,868,882
Auto Parts & Equipment – 0.3%
Fuyao Glass Industry Group Company Ltd., Class H	35,826	99,397	(e	)
Magna International Inc.	57,853	3,085,785
Sumitomo Electric Industries Ltd.	142,241	1,804,418
Toyoda Gosei Company Ltd.	12,265	245,470
		5,235,070
Automobile Manufacturers – 0.2%
BAIC Motor Corporation Ltd., Class H	43,500	26,857	(e	)
Dongfeng Motor Group Company Ltd., Class H	187,138	177,843
Ford Otomotiv Sanayi A/S	4,989	52,483
Great Wall Motor Company Ltd., Class H	220,407	147,605
Guangzhou Automobile Group Company Ltd., Class H	21,015	20,105
Isuzu Motors Ltd.	20	221
Kia Motors Corp.	16,068	612,549
Mazda Motor Corp.	107,197	951,705
Nissan Motor Company Ltd.	37,500	233,900
Peugeot S.A.	36,081	899,996
		3,123,264
Automotive Retail – 0.0%*
Hotai Motor Company Ltd.	2,502	38,025
Petrobras Distribuidora S.A.	20,363	134,583
		172,608
Banks – 0.0%*
China Common Rich Renewable Energy Investments Ltd.	64,000	—	(a,d	)
Biotechnology – 0.0%*
Affimed N.V.	24,100	70,854	(a	)
Brewers – 0.0%*
Cia Cervecerias Unidas S.A.	10,507	117,523
Broadcasting – 0.1%
ITV PLC	683,074	1,059,766
Surya Citra Media Tbk PT	400,986	32,768
		1,092,534
Cable & Satellite – 0.0%*
Cyfrowy Polsat S.A.	16,803	110,731

State Street Total Return V.I.S. Fund

Schedule of Investments	September 30, 2019 (Unaudited)

	Number of Shares	Fair Value
Eutelsat Communications S.A.	32,916	$612,737
Megacable Holdings SAB de C.V.	21,279	85,648
		809,116
Casinos & Gaming – 0.0%*
Altus San Nicolas Corp.	1,515	152	(a,c	)
Kangwon Land Inc.	8,159	201,562
		201,714
Coal & Consumable Fuels – 0.0%*
China Shenhua Energy Company Ltd., Class H	235,673	473,186
Commercial Printing – 0.1%
Dai Nippon Printing Company Ltd.	31,369	810,094
Toppan Printing Company Ltd.	52,800	934,107
		1,744,201
Commodity Chemicals – 0.1%
Advanced Petrochemical Co.	7,354	95,081
Kaneka Corp.	8,952	278,728
Mesaieed Petrochemical Holding Co.	93,458	76,491
Sinopec Shanghai Petrochemical Company Ltd., Class H	108,578	31,579
Tosoh Corp.	49,000	647,439
		1,129,318
Computer & Electronics Retail – 0.0%*
Yamada Denki Company Ltd.	118,500	573,449
Construction & Engineering – 0.2%
China Communications Services Corporation Ltd., Class H	170,121	96,351
China Railway Construction Corporation Ltd., Class H	140,100	153,157
IJM Corporation Bhd	35,700	18,673
Metallurgical Corporation of China Ltd., Class H	204,146	45,832
Sinopec Engineering Group Company Ltd., Class H	64,068	40,209
Skanska AB, Class B	64,133	1,300,643
Vinci S.A.	20,500	2,208,538
		3,863,403
Construction Machinery & Heavy Trucks – 0.0%*
Doosan Bobcat Inc.	740	21,900
Hino Motors Ltd.	54,200	446,338
Weichai Power Company Ltd., Class H	64,546	93,039
Yangzijiang Shipbuilding Holdings Ltd.	449,600	312,110
		873,387
Construction Materials – 0.0%*
Anhui Conch Cement Company Ltd., Class H	15,429	91,617
Saudi Cement Co.	5,198	98,661
Semen Indonesia Persero Tbk PT	53,638	43,643
The Siam Cement PCL	22,146	295,425
The Siam Cement PCL NVDR	14,029	187,145	(b	)
		716,491
Copper – 0.0%*
Jiangxi Copper Company Ltd., Class H	83,560	96,784
Data Processing & Outsourced Services – 0.1%
EVERTEC Inc.	29,440	919,117
Department Stores – 0.1%
Hyundai Department Store Company Ltd.	998	65,162
Next PLC	25,540	1,946,916
		2,012,078
Distillers & Vintners – 0.1%
Diageo PLC	33,992	1,396,138
Diversified Banks – 0.9%
Absa Group Ltd.	13,370	134,798
Agricultural Bank of China Ltd., Class H	1,564,895	612,831
Alliance Bank Malaysia Bhd	20,665	14,066
Banco de Chile	937,675	131,469
Banco de Credito e Inversiones S.A.	1,393	87,845
Bancolombia S.A.	15,903	180,588

	Number of Shares	Fair Value
Bangkok Bank PCL	12,200	$70,204	(b	)
Bangkok Bank PCL NVDR	5,613	31,841
Bank Hapoalim BM	202,160	1,593,643	(a	)
Bank Leumi Le-Israel BM	217,647	1,549,165
Bank of China Ltd., Class H	102,823	40,398
Bank of Communications Company Ltd., Class H	606,944	396,402
Bank of the Philippine Islands	10,690	19,181
Bank Polska Kasa Opieki S.A.	11,829	302,131
China CITIC Bank Corporation Ltd., Class H	618,953	330,028
China Everbright Bank Company Ltd., Class H	225,161	95,931
China Minsheng Banking Corporation Ltd., Class H	490,359	333,395
Dubai Islamic Bank PJSC	34,352	49,099
First Financial Holding Company Ltd.	136,134	95,657
Hong Leong Financial Group Bhd	16,312	63,347
Industrial & Commercial Bank of China Ltd., Class H	478,427	320,400
Industrial Bank of Korea	17,914	197,688
Israel Discount Bank Ltd. Class A	113,213	498,023
Komercni banka A/S	4,954	167,365
Krung Thai Bank PCL NVDR	248,377	139,679	(b	)
MCB Bank Ltd.	12,529	13,705
Mega Financial Holding Company Ltd.	311,341	288,516
Mizrahi Tefahot Bank Ltd.	26,520	659,223
Moneta Money Bank A/S	36,327	111,911	(e	)
Nedbank Group Ltd.	14,273	213,514
Postal Savings Bank of China Company Ltd., Class H	205,647	125,391	(e	)
RHB Bank Bhd	51,948	69,975
Royal Bank of Canada	98,557	7,999,940
SinoPac Financial Holdings Company Ltd.	459,381	179,165
Taiwan Business Bank	286,073	117,566
Taiwan Cooperative Financial Holding Company Ltd.	274,040	181,077
The Shanghai Commercial & Savings Bank Ltd.	22,016	36,972
The Siam Commercial Bank PCL	13,510	52,123
Turkiye Garanti Bankasi A/S	21,973	39,732	(a	)
Turkiye Is Bankasi A/S , Class C	109,206	121,265	(a	)
		17,665,249
Diversified Capital Markets – 0.0%*
Banco BTG Pactual S.A.	15,161	213,107
Diversified Chemicals – 0.0%*
Daicel Corp.	46,900	396,204
Diversified Metals & Mining – 0.0%*
Ferroglobe PLC	1,316	—	(a,d	)
Korea Zinc Company Ltd.	589	220,601
Mitsubishi Materials Corp.	20,300	547,532
		768,133
Diversified Real Estate Activities – 0.1%
Aldar Properties PJSC	267,134	151,998
Hang Lung Properties Ltd.	65,000	147,588
Kerry Properties Ltd.	12,500	38,507
Pakuwon Jati Tbk PT	407,300	19,081
Robinsons Land Corp.	144,106	68,119
Shenzhen Investment Ltd.	204,000	75,205
Swire Pacific Ltd., Class A	93,929	874,062
The Wharf Holdings Ltd.	228,751	498,972
Wheelock & Company Ltd.	2,000	11,391
		1,884,923
Diversified REITs – 0.2%
Fibra Uno Administracion S.A. de C.V.	51,659	75,458
Fortress REIT Ltd., Class A	18,602	25,273
Growthpoint Properties Ltd.	205,999	313,839
H&R Real Estate Investment Trust	26,449	462,059
Mirvac Group	737,427	1,521,914

State Street Total Return V.I.S. Fund

Schedule of Investments	September 30, 2019 (Unaudited)

	Number of Shares	Fair Value
Redefine Properties Ltd.	308,822	$159,477
The GPT Group	341,685	1,419,568
		3,977,588
Drug Retail – 0.0%*
Clicks Group Ltd.	11,872	168,334
Electric Utilities – 0.6%
CLP Holdings Ltd.	309,437	3,250,521
Emera Inc.	11,252	494,272
Endesa S.A.	59,887	1,576,072
Enel Americas S.A.	352,122	64,554
Enel S.p.A.	19,877	148,461
HK Electric Investments & HK Electric Investments Ltd.	500,000	476,440
Hydro One Ltd.	61,802	1,143,150	(e	)
Inter Rao UES PJSC	315,516	21,703	(a	)
Interconexion Electrica S.A. ESP	10,182	53,391
Manila Electric Co.	16,026	114,405
PGE Polska Grupa Energetyczna S.A.	27,288	54,397	(a	)
Red Electrica Corporacion S.A.	81,614	1,658,060
Terna Rete Elettrica Nazionale S.p.A.	64,276	413,014
Tokyo Electric Power Company Holdings Inc.	287,893	1,409,164	(a	)
		10,877,604
Electronic Components – 0.1%
Delta Electronics Inc.	19,446	83,050
Hirose Electric Company Ltd.	5,900	722,795
Kingboard Laminates Holdings Ltd.	74,520	67,206
Zhen Ding Technology Holding Ltd.	31,263	111,853
		984,904
Electronic Equipment & Instruments – 0.1%
China Railway Signal & Communication Corporation Ltd. Class H	105,075	65,007	(e	)
Halma PLC	71,580	1,738,579
Hitachi High-Technologies Corp.	13,000	750,590
		2,554,176
Electronic Manufacturing Services – 0.0%*
Fabrinet	17,300	904,790	(a	)
Fertilizers & Agricultural Chemicals – 0.0%*
Saudi Arabian Fertilizer Co.	5,924	126,812
Financial Exchanges & Data – 0.2%
ASX Ltd.	36,501	1,995,789
Singapore Exchange Ltd.	151,517	928,013
		2,923,802
Food Distributors – 0.0%*
The SPAR Group Ltd.	12,995	163,705
Food Retail – 0.7%
BIM Birlesik Magazalar A/S	20,406	177,516
Casino Guichard Perrachon S.A.	10,345	493,869
Colruyt S.A.	10,412	570,736
Empire Company Ltd., Class A	32,700	885,913
ICA Gruppen AB	17,066	789,412
J Sainsbury PLC	332,303	900,074
Koninklijke Ahold Delhaize N.V.	172,492	4,316,705
Lawson Inc.	9,500	486,098
Loblaw Companies Ltd.	34,826	1,984,872
Metro Inc.	48,097	2,118,956
Pick n Pay Stores Ltd.	4,243	16,661
WM Morrison Supermarkets PLC	178,538	440,685
		13,181,497
Footwear – 0.0%*
ANTA Sports Products Ltd.	3,002	24,833
Pou Chen Corp.	21,515	27,566
Yue Yuen Industrial Holdings Ltd.	137,000	374,857
		427,256
Gas Utilities – 0.3%
Enagas S.A.	42,762	991,123
Osaka Gas Company Ltd.	70,722	1,352,601
Petronas Gas Bhd	29,771	116,467

	Number of Shares	Fair Value
Snam S.p.A.	384,048	$1,940,205
Toho Gas Company Ltd.	14,000	534,999
Tokyo Gas Company Ltd.	11,200	282,345
		5,217,740
General Merchandise Stores – 0.3%
Harvey Norman Holdings Ltd.	100,078	305,764
Wesfarmers Ltd.	213,780	5,738,519
		6,044,283
Gold – 0.1%
Kirkland Lake Gold Ltd.	32,200	1,443,406
Healthcare Distributors – 0.1%
Alfresa Holdings Corp.	35,481	792,187
Medipal Holdings Corp.	34,577	769,764
Suzuken Company Ltd.	13,656	732,869
		2,294,820
Healthcare Equipment – 0.1%
Smith & Nephew PLC	109,627	2,646,478
Healthcare Facilities – 0.0%*
Ryman Healthcare Ltd.	29,282	244,021
Healthcare Services – 0.1%
Sonic Healthcare Ltd.	67,089	1,269,211
Highways & Railtracks – 0.0%*
Jiangsu Expressway Company Ltd., Class H	83,062	105,531
Zhejiang Expressway Company Ltd., Class H	99,054	85,668
		191,199
Home Building – 0.4%
Barratt Developments PLC	191,237	1,527,085
Berkeley Group Holdings PLC	23,109	1,190,062
Iida Group Holdings Company Ltd.	27,800	452,208
Persimmon PLC	60,055	1,605,925
Sekisui House Ltd.	117,240	2,305,205
Taylor Wimpey PLC	618,340	1,230,598
		8,311,083
Home Improvement Retail – 0.0%*
Kingfisher PLC	334,620	852,744
Household Appliances – 0.1%
Arcelik A/S	14,411	48,594	(a	)
Electrolux AB, Class B	42,526	1,009,501
Rinnai Corp.	6,300	423,206
		1,481,301
Household Products – 0.0%*
Hindustan Unilever Ltd.	16,360	457,531
Unilever Indonesia Tbk PT	23,617	77,365
		534,896
Human Resource & Employment Services – 0.0%*
Randstad N.V.	17,572	863,789
Hypermarkets & Super Centers – 0.1%
Atacadao S.A.	28,219	142,606
Carrefour S.A.	22,468	393,383
METRO AG	33,950	535,938
Wal-Mart de Mexico SAB de C.V.	33,536	99,331
		1,171,258
Independent Power Producers & Energy Traders – 0.1%
Aboitiz Power Corp.	104,625	77,414
China Power International Development Ltd.	313,724	65,231
Colbun S.A.	316,538	57,165
Electricity Generating PCL NVDR	20,057	235,425	(b	)
Huadian Power International Corporation Ltd., Class H	116,083	44,127
Ratch Group PCL	51,537	120,480
Uniper SE	37,950	1,244,916
		1,844,758
Industrial Conglomerates – 0.1%
DMCI Holdings Inc.	283,152	45,398
Far Eastern New Century Corp.	107,568	99,335

State Street Total Return V.I.S. Fund

Schedule of Investments	September 30, 2019 (Unaudited)

	Number of Shares	Fair Value
Grupo Carso SAB de C.V., Class A1	19,278	$56,563
Jardine Matheson Holdings Ltd.	20	1,070
Keihan Holdings Company Ltd.	14,700	653,560
KOC Holding A/S	6,473	21,678
NWS Holdings Ltd.	295,071	456,943
Shanghai Industrial Holdings Ltd.	34,525	64,299
Sime Darby Bhd	172,404	92,646
		1,491,492
Industrial Gases – 0.5%
Air Liquide S.A.	6,154	876,207
Air Water Inc.	28,100	502,329
Linde PLC	40,110	7,770,109
Taiyo Nippon Sanso Corp.	15,000	302,984
		9,451,629
Industrial Machinery – 0.5%
Amada Holdings Company Ltd.	62,500	673,144
Atlas Copco AB, Class B	73,574	1,996,465
JTEKT Corp.	38,800	444,813
Kone Oyj, Class B	64,085	3,649,772
Kurita Water Industries Ltd.	18,600	497,893
Luxfer Holdings PLC	13,400	208,772
Mitsubishi Heavy Industries Ltd.	29,700	1,162,992
Schindler Holding AG	3,794	846,958
Sumitomo Heavy Industries Ltd.	20,900	618,830
		10,099,639
Industrial REITs – 0.2%
Goodman Group	146,898	1,404,888
Segro PLC	205,552	2,053,770
		3,458,658
Integrated Oil & Gas – 0.3%
Gazprom PJSC ADR	135,419	934,933
Imperial Oil Ltd.	6,797	177,112
LUKOIL PJSC ADR	86	7,116
LUKOIL PJSC ADR	8,884	734,973
MOL Hungarian Oil & Gas PLC	27,829	261,759
Oil & Natural Gas Corporation Ltd.	105,862	196,879
Polskie Gornictwo Naftowe i Gazownictwo S.A.	123,235	144,594
Royal Dutch Shell PLC, Class B	55,144	1,628,176
Surgutneftegas PJSC ADR ADR	28,237	151,492
Total S.A.	31,747	1,657,327
		5,894,361
Integrated Telecommunication Services – 0.9%
BCE Inc.	28,775	1,392,675
China Telecom Corporation Ltd., Class H	962,228	438,191
Chunghwa Telecom Company Ltd.	235,168	841,388
Elisa Oyj	3,469	178,884
HKT Trust & HKT Ltd.	713,427	1,132,106
Nippon Telegraph & Telephone Corp.	44,400	2,118,218
PCCW Ltd.	800,527	449,310
Proximus SADP	28,680	852,024
Spark New Zealand Ltd.	346,205	957,358
Swisscom AG	4,884	2,411,265
Telenor ASA	71,737	1,441,301
Telia Company AB	291,960	1,308,633
Telkom S.A. SOC Ltd.	19,985	93,042
Telstra Corporation Ltd.	784,847	1,857,983
TELUS Corp.	37,375	1,330,990
		16,803,368
Interactive Media & Services – 0.1%
Tencent Holdings Ltd.	22,098	930,780
Internet & Direct Marketing Retail – 0.1%
Alibaba Group Holding Ltd. ADR	4,850	811,065	(a	)
Vipshop Holdings Ltd. ADR	29,500	263,140	(a	)
		1,074,205
Internet Services & Infrastructure – 0.1%
Shopify Inc., Class A	3,700	1,152,198	(a	)
Investment Banking & Brokerage – 0.0%*
Meritz Securities Company Ltd.	10,546	44,524

	Number of Shares	Fair Value
IT Consulting & Other Services – 0.9%
Accenture PLC, Class A	78,016	$15,006,378
HCL Technologies Ltd.	7,072	107,833
Infosys Ltd.	45,602	518,412
Itochu Techno-Solutions Corp.	18,100	479,317
Wipro Ltd.	77,776	263,172
		16,375,112
Leisure Products – 0.1%
Bandai Namco Holdings Inc.	33,700	2,098,552
Sankyo Company Ltd.	8,500	292,181
		2,390,733
Life & Health Insurance – 0.6%
Bupa Arabia for Cooperative Insurance Co.	1,913	54,261
CNP Assurances	32,365	625,591
Great-West Lifeco Inc.	52,458	1,260,339
Hanwha Life Insurance Company Ltd.	4,787	9,525
Liberty Holdings Ltd.	9,156	67,873
Momentum Metropolitan Holdings	63,874	78,565
New China Life Insurance Company Ltd., Class H	17,963	71,032
Poste Italiane S.p.A.	98,504	1,120,068	(e	)
Power Corporation of Canada	56,851	1,310,493
Power Financial Corp.	50,069	1,161,722
Sony Financial Holdings Inc.	28,700	621,933
Sun Life Financial Inc.	25,204	1,127,708
Swiss Life Holding AG	6,453	3,087,526
		10,596,636
Life Sciences Tools & Services – 0.0%*
Divi’s Laboratories Ltd.	5,662	133,064
Sartorius Stedim Biotech	5,214	729,864
		862,928
Managed Healthcare – 0.0%*
Triple-S Management Corp., Class B	11,400	152,760	(a	)
Marine – 0.1%
Costamare Inc.	23,487	142,566
Kuehne + Nagel International AG	10,181	1,500,884
MISC Bhd	79,307	147,742
		1,791,192
Marine Ports & Services – 0.0%*
COSCO SHIPPING Ports Ltd.	121,460	96,989
Kamigumi Company Ltd.	20,301	459,837
Westports Holdings Bhd	19,200	18,939
		575,765
Motorcycle Manufacturers – 0.0%*
Bajaj Auto Ltd.	3,776	156,744
Hero MotoCorp Ltd.	1,767	67,438
		224,182
Movies & Entertainment – 0.1%
Tencent Music Entertainment Group, ADR ADR	6,455	82,430	(a	)
Toho Company Ltd.	21,400	937,581
		1,020,011
Multi-Line Insurance – 1.3%
Allianz SE	29,592	6,899,056
Assicurazioni Generali S.p.A.	207,158	4,015,500
Baloise Holding AG	9,201	1,649,841
BB Seguridade Participacoes S.A.	48,582	408,563
China Pacific Insurance Group Company Ltd., Class H	170,600	626,742
Gjensidige Forsikring ASA	37,709	748,498
Mapfre S.A.	203,222	547,456
Porto Seguro S.A.	6,864	97,043
Sampo Oyj, Class A	23,868	949,242
Sul America S.A.	16,232	185,919
Watford Holdings Ltd.	1,900	51,205	(a	)
Zurich Insurance Group AG	21,775	8,341,824
		24,520,889

State Street Total Return V.I.S. Fund

Schedule of Investments	September 30, 2019 (Unaudited)

	Number of Shares	Fair Value
Multi-Sector Holdings – 0.2%
EXOR N.V.	20,448	$1,370,537
Groupe Bruxelles Lambert S.A.	15,212	1,461,061
Haci Omer Sabanci Holding A/S	27,894	47,276
Industrivarden AB, Class C	31,447	689,252
L E Lundbergforetagen AB, Class B	14,329	539,807
Pargesa Holding S.A.	7,249	557,951
		4,665,884
Multi-Utilities – 0.3%
AGL Energy Ltd.	123,653	1,597,901
Suez	64,435	1,013,313
Veolia Environnement S.A.	101,349	2,570,013
		5,181,227
Office REITs – 0.1%
Dexus	192,804	1,551,337
Japan Prime Realty Investment Corp.	148	702,512
		2,253,849
Office Services & Supplies – 0.0%*
Societe BIC S.A.	4,769	320,268
Oil & Gas Exploration & Production – 0.0%*
Oil & Gas Development Company Ltd.	33,364	26,463
Oil & Gas Refining & Marketing – 0.1%
Caltex Australia Ltd.	47,081	835,759
Cosan S.A.	11,095	141,704
Grupa Lotos S.A.	5,635	124,474
Hindustan Petroleum Corporation Ltd.	17,925	76,310
Qatar Fuel QSC	31,447	203,226
Tupras Turkiye Petrol Rafinerileri A/S	3,763	95,633
		1,477,106
Oil & Gas Storage & Transportation – 0.1%
COSCO SHIPPING Energy Transportation Company Ltd., Class H	87,062	38,537
Petronet LNG Ltd.	26,579	97,474
Scorpio Tankers Inc.	6,200	184,512
Ship Finance International Ltd.	39,445	553,808
Teekay Tankers Ltd., Class A	93,500	121,550	(a	)
		995,881
Packaged Foods & Meats – 0.2%
China Huishan Dairy Holdings Company Ltd.	55,000	—	(a,d,	**)
Chocoladefabriken Lindt & Spruengli AG	204	1,507,777
Dali Foods Group Company Ltd.	146,104	89,645	(e	)
Indofood Sukses Makmur Tbk PT	304,400	165,120
Mowi ASA	29,157	673,573
Nestle Malaysia Bhd	1,801	62,671
NH Foods Ltd.	15,500	623,155
PPB Group Bhd	27,149	117,622
QL Resources Bhd	46,133	79,441
Toyo Suisan Kaisha Ltd.	16,700	669,082
Yihai International Holding Ltd.	30,346	180,387	(a	)
		4,168,473
Personal Products – 0.4%
Dabur India Ltd.	6,541	41,280
L’Oreal S.A.	26,299	7,365,623
Marico Ltd.	29,706	165,257
		7,572,160
Pharmaceuticals – 0.5%
China Resources Pharmaceutical Group Ltd.	111,580	104,614	(e	)
Kalbe Farma Tbk PT	1,462,570	172,582
Novo Nordisk A/S, Class B	41,635	2,140,857
Orion Oyj, Class B	17,180	640,928
Roche Holding AG	21,718	6,326,022

	Number of Shares	Fair Value
Sihuan Pharmaceutical Holdings Group Ltd.	269,192	$40,863
Tong Ren Tang Technologies Company Ltd., Class H	11,008	10,012
		9,435,878
Property & Casualty Insurance – 0.3%
Admiral Group PLC	35,657	930,651
DB Insurance Company Ltd.	3,060	132,004
Direct Line Insurance Group PLC	259,249	959,056
Hyundai Marine & Fire Insurance Company Ltd.	4,449	98,193
Intact Financial Corp.	26,288	2,647,464
Samsung Fire & Marine Insurance Company Ltd.	2,135	398,031
Tryg A/S	22,787	653,144
		5,818,543
Publishing – 0.0%*
Singapore Press Holdings Ltd.	299,507	450,484
Railroads – 0.0%*
MTR Corporation Ltd.	160,500	900,834
Real Estate Development – 0.1%
China Aoyuan Group Ltd.	37,000	41,911
China Overseas Land & Investment Ltd.	36,026	113,279
China Resources Land Ltd.	50,074	209,829
China Vanke Company Ltd., Class H	5,076	17,677
Land & Houses PCL NVDR	214,803	67,422	(b	)
Longfor Group Holdings Ltd.	107,576	402,069	(e	)
Shanghai Industrial Urban Development Group Ltd.	34,525	4,360
Shimao Property Holdings Ltd.	71,301	208,280
Sino Land Company Ltd.	495,101	743,971
Yuexiu Property Company Ltd.	495,354	107,419
Yuzhou Properties Company Ltd.	117,113	46,610
		1,962,827
Real Estate Operating Companies – 0.2%
Aroundtown S.A.	152,908	1,250,919
Azrieli Group Ltd.	2,536	199,185
Emaar Malls PJSC	36,643	18,755
First Capital Realty Inc.	33,014	550,316
Hysan Development Company Ltd.	118,436	477,406
Multiplan Empreendimentos Imobiliarios S.A.	5,395	37,366
Swire Properties Ltd.	220,627	692,327
Swiss Prime Site AG	1,921	188,122	(a	)
		3,414,396
Regional Banks – 0.1%
Bendigo & Adelaide Bank Ltd.	91,778	711,227
Chongqing Rural Commercial Bank Company Ltd., Class H	165,526	88,048
Popular Inc.	18,550	1,003,184
		1,802,459
Reinsurance – 0.6%
China Reinsurance Group Corp., Class H	403,788	65,415
Hannover Rueck SE	11,369	1,922,384
IRB Brasil Resseguros S.A.	28,859	260,918
Muenchener Rueckversicherungs-Gesellschaft AG	25,962	6,719,315
RenaissanceRe Holdings Ltd.	8,462	1,636,974
SCOR SE	29,896	1,234,934
		11,839,940
Renewable Electricity – 0.1%
Engie Brasil Energia S.A.	14,107	150,336
Meridian Energy Ltd.	241,620	787,841
		938,177
Research & Consulting Services – 0.1%
Thomson Reuters Corp.	37,740	2,524,076

State Street Total Return V.I.S. Fund

Schedule of Investments	September 30, 2019 (Unaudited)

	Number of Shares	Fair Value
Restaurants – 0.0%*
Saudi Airlines Catering Co.	2,786	$65,060
Retail REITs – 0.4%
CapitaLand Mall Trust	486,853	925,897
Japan Retail Fund Investment Corp.	494	1,044,908
Link REIT	380,809	4,199,421
RioCan Real Estate Investment Trust	28,150	560,874
SmartCentres Real Estate Investment Trust	12,660	310,763
Vicinity Centres	604,486	1,047,777
		8,089,640
Security & Alarm Services – 0.2%
S-1 Corp.	1,185	97,185
Secom Company Ltd.	39,582	3,610,450
Securitas AB, Class B	8,313	127,500
		3,835,135
Semiconductor Equipment – 0.0%*
Advantest Corp.	15,100	667,152
Xinyi Solar Holdings Ltd.	218,040	130,723
		797,875
Semiconductors – 0.1%
Hua Hong Semiconductor Ltd.	13,009	25,887	(e	)
Novatek Microelectronics Corp.	41,029	235,400
Phison Electronics Corp.	10,508	93,651
Realtek Semiconductor Corp.	32,908	243,963
SK Hynix Inc.	1,926	132,356
Taiwan Semiconductor Manufacturing Company Ltd.	78,962	692,281
Vanguard International Semiconductor Corp.	47,534	96,065
		1,519,603
Soft Drinks – 0.0%*
Fraser & Neave Holdings Bhd	9,207	76,743
Specialized Finance – 0.0%*
REC Ltd.	49,139	85,390
Specialty Chemicals – 0.2%
Croda International PLC	18,279	1,094,725
Evonik Industries AG	16,916	417,707
Hitachi Chemical Company Ltd.	19,600	639,278
Johnson Matthey PLC	36,490	1,374,630
		3,526,340
Specialty Stores – 0.0%*
Jarir Marketing Co.	4,077	171,723
JUMBO S.A.	7,738	146,870
		318,593
Steel – 0.1%
Angang Steel Company Ltd., Class H	77,455	28,257
China Oriental Group Company Ltd.	79,056	27,329
Fortescue Metals Group Ltd.	261,236	1,550,477
Hitachi Metals Ltd.	40,400	435,868
Maanshan Iron & Steel Company Ltd., Class H	123,088	46,319
Maruichi Steel Tube Ltd.	10,642	280,931
Severstal PJSC GDR	4,949	71,018
		2,440,199
Systems Software – 0.0%*
Oracle Corporation Japan	7,200	624,233
Technology Distributors – 0.0%*
Synnex Technology International Corp.	94,768	110,882
WPG Holdings Ltd.	107,537	132,409
		243,291
Technology Hardware, Storage & Peripherals – 0.4%
Asustek Computer Inc.	12,561	83,606
Canon Inc.	25,100	669,450
Chicony Electronics Company Ltd.	41,353	121,828
Compal Electronics Inc.	270,693	156,180
FUJIFILM Holdings Corp.	67,944	2,979,917
Inventec Corp.	178,628	123,214
Lenovo Group Ltd.	26,019	17,358

	Number of Shares	Fair Value
Lite-On Technology Corp.	119,920	$190,561
NEC Corp.	46,700	1,970,410
Quanta Computer Inc.	189,635	345,963
Samsung Electronics Company Ltd.	14,723	603,740
Wistron Corp.	192,607	155,516
		7,417,743
Textiles – 0.0%*
Formosa Taffeta Company Ltd.	60,043	65,415
Tires & Rubber – 0.3%
Bridgestone Corp.	107,700	4,169,482
Hankook Tire & Technology Company Ltd.	695	18,738
Sumitomo Rubber Industries Ltd.	32,200	381,961
The Yokohama Rubber Company Ltd.	22,400	447,897
		5,018,078
Tobacco – 0.0%*
British American Tobacco Malaysia Bhd	3,803	17,203
Gudang Garam Tbk PT	34,201	126,191
Hanjaya Mandala Sampoerna Tbk PT	211,265	34,082
		177,476
Trading Companies & Distributors – 0.4%
AerCap Holdings N.V.	23,647	1,294,673	(a	)
BOC Aviation Ltd.	14,811	136,691	(e	)
Bunzl PLC	7,861	205,851
Ferguson PLC	43,760	3,205,328
Marubeni Corp.	294,904	1,958,386
Posco International Corp.	3,509	56,031
		6,856,960
Trucking – 0.0%*
ComfortDelGro Corporation Ltd.	408,364	708,709
Water Utilities – 0.0%*
Aguas Andinas S.A., Class A	185,899	101,807
Guangdong Investment Ltd.	80,057	156,654
		258,461
Wireless Telecommunication Services – 0.1%
China Mobile Ltd.	98,100	811,514
KDDI Corp.	9,700	253,551
SK Telecom Company Ltd.	517	104,381
Taiwan Mobile Company Ltd.	111,461	402,380
Vodacom Group Ltd.	44,627	352,130
		1,923,956
Total Common Stock (Cost $340,375,853)		351,785,498
Preferred Stock – 0.2%
Automobile Manufacturers – 0.1%
Bayerische Motoren Werke AG	10,582	587,784
Hyundai Motor Co.	1,527	108,383
Hyundai Motor Co.	1,645	105,069
		801,236
Commodity Chemicals – 0.0%*
FUCHS PETROLUB SE	13,030	489,515
LG Chem Ltd.	349	48,871
		538,386
Diversified Banks – 0.0%*
Grupo Aval Acciones y Valores S.A.	278,155	103,954
Itausa - Investimentos Itau S.A.	186,564	590,319
		694,273
Integrated Telecommunication Services – 0.0%*
Telefonica Brasil S.A.	26,507	349,617
Technology Hardware, Storage & Peripherals – 0.1%
Samsung Electronics Company Ltd.	23,462	774,777
Total Preferred Stock (Cost $3,404,445)		3,158,289

State Street Total Return V.I.S. Fund

Schedule of Investments	September 30, 2019 (Unaudited)

	Number of Shares	Fair Value
Rights – 0.0%*
General Merchandise Stores – 0.0%*
Harvey Norman Holdings Ltd. (expiring 10/18/19)
(Cost $0)	5,905	$7,149	(a	)
Total Foreign Equity (Cost $343,780,298)		354,950,936

		Principal Amount	Fair Value
Bonds and Notes – 29.7%
U.S. Treasuries – 14.2%
U.S. Treasury Bonds
2.25%	08/15/46 - 08/15/49	$1,500,000	1,539,766
2.50%	02/15/45 - 05/15/46	3,110,000	3,348,313
2.75%	11/15/42 - 11/15/47	2,150,000	2,427,937
2.88%	05/15/43 - 05/15/49	2,400,000	2,774,313
3.00%	05/15/42 - 02/15/49	7,950,000	9,401,828
3.13%	08/15/44 - 05/15/48	2,000,000	2,415,469
3.38%	05/15/44 - 11/15/48	2,600,000	3,273,156
3.63%	08/15/43 - 02/15/44	1,740,000	2,247,931
3.75%	11/15/43	1,400,000	1,841,437
4.25%	05/15/39 - 11/15/40	900,000	1,241,704
4.38%	02/15/38 - 05/15/40	2,000,000	2,787,312
4.50%	02/15/36	1,700,000	2,343,875
4.63%	02/15/40	500,000	723,750
5.25%	02/15/29	200,000	262,031
5.50%	08/15/28	200,000	263,250
6.00%	02/15/26	827,000	1,046,155
6.38%	08/15/27	200,000	269,844
7.63%	11/15/22 - 02/15/25	500,000	616,766
7.88%	02/15/21	1,000,000	1,082,070
U.S. Treasury Inflation Indexed Bonds
0.63%	02/15/43	1,339,080	1,367,745
0.75%	02/15/42 - 02/15/45	3,712,370	3,897,000
0.88%	02/15/47	1,381,666	1,493,555
1.00%	02/15/46 - 02/15/49	3,713,931	4,143,774
1.38%	02/15/44	2,091,558	2,496,033
1.75%	01/15/28	979,712	1,100,872
2.00%	01/15/26	646,310	717,735
2.13%	02/15/40 - 02/15/41	1,114,509	1,489,931
2.38%	01/15/25 - 01/15/27	3,824,206	4,310,192
2.50%	01/15/29	1,553,448	1,876,276
3.38%	04/15/32	578,156	798,282
3.63%	04/15/28	602,767	773,289
3.88%	04/15/29	2,340,945	3,139,065
U.S. Treasury Inflation Indexed Notes
0.13%	04/15/21 - 07/15/26	24,816,469	24,663,788
0.25%	01/15/25 - 07/15/29	7,163,146	7,194,843
0.38%	07/15/23 - 07/15/27	12,057,501	12,194,711
0.50%	04/15/24 - 01/15/28	4,179,258	4,260,027
0.63%	07/15/21 - 01/15/26	9,830,616	9,937,499
0.75%	07/15/28	2,948,672	3,095,839
0.88%	01/15/29	2,641,756	2,803,801
1.13%	01/15/21	3,518,460	3,529,859
U.S. Treasury Notes
1.13%	06/30/21 - 09/30/21	3,200,000	3,167,883
1.25%	10/31/21 - 08/31/24	2,500,000	2,471,094
1.38%	01/31/21 - 08/31/26	2,400,000	2,381,739
1.50%	01/31/22 - 08/15/26	4,100,000	4,082,149
1.63%	10/15/20 - 08/15/29	7,840,000	7,837,652
1.75%	10/31/20 - 06/30/24	12,200,000	12,230,128
1.88%	12/15/20 - 07/31/26	15,300,000	15,412,236
2.00%	11/30/20 - 11/15/26	12,394,000	12,578,165
2.13%	01/31/21 - 05/31/26	11,200,000	11,401,786
2.25%	03/31/21 - 11/15/27	11,890,000	12,279,389
2.38%	01/31/23 - 05/15/29	5,900,000	6,151,203
2.50%	03/31/23 - 01/31/25	8,000,000	8,294,140
2.63%	11/15/20 - 02/15/29	9,470,000	9,930,356

		Principal Amount	Fair Value
2.75%	11/30/20 - 02/15/28	$13,400,000	$14,049,195
2.88%	10/15/21 - 08/15/28	9,700,000	10,298,875
3.00%	10/31/25	500,000	540,195
3.13%	05/15/21 - 11/15/28	2,300,000	2,532,078
3.63%	02/15/21	700,000	717,664
			271,546,950
Agency Mortgage Backed – 7.1%
Federal Home Loan Banks
1.88%	07/07/21	925,000	927,997
2.50%	02/13/24	440,000	456,680
3.25%	11/16/28	125,000	139,486
Federal Home Loan Mortgage Corp.
1.13%	08/12/21	637,000	630,337
2.38%	01/13/22	1,100,000	1,116,676
2.50%	01/01/28 - 02/01/32	1,929,342	1,953,536
2.51%	11/25/22	300,000	304,272
2.89%	04/16/24	1,000,000	1,000,250
3.00%	05/01/30 - 03/01/48	10,167,559	10,444,331
3.50%	03/01/26 - 04/01/48	8,765,785	9,150,102
4.00%	06/01/42 - 03/01/49	5,426,677	5,718,603
4.50%	05/01/42 - 03/01/49	1,558,577	1,646,157
5.00%	06/01/41	1,284,684	1,434,672
5.50%	01/01/38 - 04/01/39	301,983	340,966
6.00%	06/01/37 - 11/01/37	297,470	346,148
6.25%	07/15/32	250,000	369,375
Federal National Mortgage Assoc.
1.75%	07/02/24	725,000	729,401
1.88%	09/24/26	1,000,000	1,011,730
2.13%	04/24/26	700,000	719,530
2.25%	04/12/22	425,000	431,796
2.50%	09/01/28 - 10/01/31	1,791,178	1,814,092
2.63%	01/11/22	1,500,000	1,531,875
3.00%	01/01/28 - 05/01/47	11,187,777	11,496,904
3.50%	01/01/27 - 09/01/48	15,477,471	16,099,853
4.00%	10/01/41 - 03/01/49	10,556,746	11,161,821
4.50%	01/01/27 - 04/01/49	5,099,070	5,484,493
5.00%	12/01/39 - 05/01/41	244,960	270,230
5.50%	12/01/35 - 04/01/38	1,059,153	1,193,786
6.00%	03/01/34 - 08/01/37	1,358,242	1,570,420
6.63%	11/15/30	100,000	146,468
3.00%	TBA	2,400,000	2,435,520	(f	)
3.50%	TBA	600,000	620,496	(f	)
3.50%	TBA	3,500,000	3,589,355	(f	)
4.00%	TBA	2,650,000	2,749,375	(f	)
4.50%	TBA	800,000	842,176	(f	)
Government National Mortgage Assoc.
2.50%	05/20/45	224,394	227,040
3.00%	10/15/42 - 02/20/47	7,526,456	7,765,398
3.50%	03/20/45 - 08/20/48	10,895,222	11,359,907
4.00%	12/20/40 - 05/20/49	6,949,846	7,346,134
4.50%	05/20/40 - 12/20/48	2,588,207	2,735,786
5.00%	08/15/41	1,768,157	1,981,337
3.00%	TBA	550,000	564,240	(f	)
3.50%	TBA	2,050,000	2,123,574	(f	)
4.00%	TBA	900,000	935,865	(f	)
4.50%	TBA	1,450,000	1,515,163	(f	)
			136,433,353
Agency Collateralized Mortgage Obligations – 0.2%
Federal Home Loan Mortgage Corp.
2.75%	01/25/26	300,000	311,549
3.06%	07/25/23	600,000	621,489	(g	)
3.18%	11/25/28	304,813	322,389
3.30%	04/25/23	100,000	104,168	(g	)
3.39%	03/25/24	200,000	210,896
3.49%	01/25/24	300,000	316,721
3.85%	06/25/28	250,000	281,248
3.97%	01/25/21	200,000	203,146	(g	)
Federal National Mortgage Assoc.
2.78%	06/25/21	234,356	234,542	(g	)
3.18%	06/25/27	261,000	277,000	(g	)

State Street Total Return V.I.S. Fund

Schedule of Investments	September 30, 2019 (Unaudited)

		Principal Amount	Fair Value
3.78%	08/25/30	$200,000	$223,895	(g	)
Freddie Mac Multifamily Structured Pass Through Certificates
2.72%	06/25/22	385,000	390,506
			3,497,549
Asset Backed – 0.1%
American Express Credit Account Master Trust 2018-8
3.18%	04/15/24	171,000	175,350
Americredit Automobile Receivables Trust 2018-1
3.50%	01/18/24	75,000	77,071
BA Credit Card Trust
3.10%	12/15/23	200,000	204,320
Capital One Multi-Asset Execution Trust
1.66%	06/17/24	30,000	29,894
2.84%	12/15/24	250,000	255,672
Carmax Auto Owner Trust 2018-4
3.48%	02/15/24	150,000	156,317
Citibank Credit Card Issuance Trust
3.21%	12/07/24	300,000	312,184
Discover Card Execution Note Trust
3.32%	03/15/24	65,000	66,798
3.04%	07/15/24	60,000	61,576
Drive Auto Receivables Trust 2018-2
4.14%	08/15/24	150,000	153,568
GM Financial Automobile Leasing Trust 2019-2
2.67%	03/21/22	25,000	25,184
GM Financial Consumer Automobile Receivables Trust 2019-3
2.18%	04/16/24	100,000	100,547
Nissan Auto Receivables 2018-B Owner Trust
3.06%	03/15/23	115,000	116,736
Synchrony Credit Card Master Note Trust 2016-2
2.21%	05/15/24	100,000	100,286
Toyota Auto Receivables 2018-B Owner Trust
2.96%	09/15/22	100,000	101,154
World Omni Auto Receivables Trust 2018-D
3.33%	04/15/24	50,000	51,285
World Omni Automobile Lease Securitization Trust 2018-B
3.19%	12/15/21	50,000	50,610
			2,038,552
Corporate Notes – 7.2%
3M Co.
3.00%	09/14/21 - 08/07/25	50,000	52,139
3.25%	02/14/24	75,000	78,832
3.38%	03/01/29	50,000	53,785
3.63%	09/14/28	25,000	27,435
4.00%	09/14/48	55,000	61,768
Abbott Laboratories
2.55%	03/15/22	130,000	131,482
3.75%	11/30/26	57,000	62,039
4.75%	11/30/36	100,000	122,251
4.90%	11/30/46	100,000	128,861
AbbVie Inc.
2.30%	05/14/21	100,000	100,202
3.38%	11/14/21	100,000	102,402
3.75%	11/14/23	35,000	36,776
4.25%	11/14/28	15,000	16,274
4.30%	05/14/36	100,000	105,629
4.40%	11/06/42	150,000	155,253
4.50%	05/14/35	70,000	75,585
4.70%	05/14/45	150,000	160,348
4.88%	11/14/48	25,000	27,578
Adobe Inc.
3.25%	02/01/25	70,000	73,826
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%	10/01/25	100,000	106,484
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.95%	02/01/22	100,000	103,221
4.45%	04/03/26	150,000	160,147
Aetna Inc.
2.75%	11/15/22	50,000	50,576
Aflac Inc.
3.63%	11/15/24	150,000	159,609

		Principal Amount	Fair Value
African Development Bank
2.13%	11/16/22	$100,000	$101,403
3.00%	09/20/23	150,000	157,686
Agilent Technologies Inc.
2.75%	09/15/29	25,000	24,755
Air Lease Corp.
3.88%	04/01/21 - 07/03/23	150,000	154,329
4.25%	02/01/24	100,000	106,032
Aircastle Ltd.
4.13%	05/01/24	20,000	20,825
5.00%	04/01/23	20,000	21,547
5.13%	03/15/21	20,000	20,715
5.50%	02/15/22	20,000	21,271
Alabama Power Co.
3.45%	10/01/49	50,000	51,736
Alexandria Real Estate Equities Inc.
3.45%	04/30/25	100,000	104,553
4.00%	02/01/50	25,000	27,228
4.70%	07/01/30	15,000	17,389
Alibaba Group Holding Ltd.
3.13%	11/28/21	200,000	203,262
4.20%	12/06/47	60,000	67,844
Allegion PLC
3.50%	10/01/29	15,000	15,171
Allergan Finance LLC
3.25%	10/01/22	150,000	153,199
Allergan Funding SCS
4.75%	03/15/45	100,000	106,113
Alphabet Inc.
3.38%	02/25/24	125,000	133,111
Altria Group Inc.
2.63%	09/16/26	100,000	96,781
3.80%	02/14/24	20,000	20,911
4.25%	08/09/42	213,000	206,350
4.80%	02/14/29	40,000	43,715
5.38%	01/31/44	70,000	77,878
5.80%	02/14/39	15,000	17,375
5.95%	02/14/49	40,000	47,004
6.20%	02/14/59	15,000	17,553
Amazon.com Inc.
3.15%	08/22/27	100,000	106,313
3.88%	08/22/37	100,000	114,899
4.25%	08/22/57	100,000	124,325
4.80%	12/05/34	150,000	187,710
America Movil SAB de C.V.
3.13%	07/16/22	150,000	153,592
American Airlines 2019-1 Class AA Pass Through Trust
3.15%	02/15/32	75,000	76,960
American Campus Communities Operating Partnership LP
3.63%	11/15/27	30,000	31,526
American Electric Power Company Inc.
3.20%	11/13/27	100,000	104,188
American Express Co.
2.20%	10/30/20	120,000	120,151
3.00%	02/22/21 - 10/30/24	165,000	169,091
3.38%	05/17/21	50,000	50,983
3.40%	02/27/23	100,000	103,861
3.63%	12/05/24	150,000	158,565
3.70%	11/05/21	25,000	25,802
American Financial Group Inc.
3.50%	08/15/26	65,000	66,802
American Homes 4 Rent LP
4.90%	02/15/29	100,000	113,466
American Honda Finance Corp.
2.40%	06/27/24	25,000	25,236
2.60%	11/16/22	100,000	101,697
3.38%	12/10/21	100,000	102,849
American International Group Inc.
4.25%	03/15/29	100,000	109,567
4.50%	07/16/44	150,000	166,870
4.88%	06/01/22	200,000	213,744

State Street Total Return V.I.S. Fund

Schedule of Investments	September 30, 2019 (Unaudited)

		Principal Amount	Fair Value
American Tower Corp.
3.38%	05/15/24	$100,000	$103,982
3.50%	01/31/23	150,000	155,547
3.95%	03/15/29	100,000	107,562
Ameriprise Financial Inc.
3.00%	03/22/22	15,000	15,288
AmerisourceBergen Corp.
3.45%	12/15/27	100,000	103,587
Amgen Inc.
3.20%	11/02/27	100,000	104,479
4.56%	06/15/48	150,000	173,131
4.66%	06/15/51	105,000	122,296
Amphenol Corp.
2.80%	02/15/30	50,000	48,758
4.35%	06/01/29	25,000	27,724
Analog Devices Inc.
2.50%	12/05/21	200,000	201,260
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%	02/01/36	150,000	172,953
4.90%	02/01/46	220,000	262,484
Anheuser-Busch InBev Worldwide Inc.
4.00%	04/13/28	155,000	170,912
4.15%	01/23/25	100,000	109,203
4.38%	04/15/38	215,000	241,765
4.60%	04/15/48	135,000	155,327
4.75%	01/23/29 - 04/15/58	105,000	122,515
5.45%	01/23/39	35,000	44,343
5.55%	01/23/49	165,000	215,762
5.80%	01/23/59	25,000	34,060
Anthem Inc.
3.30%	01/15/23	100,000	103,224
3.70%	08/15/21	237,000	242,681
4.38%	12/01/47	65,000	70,111
Aon Corp.
3.75%	05/02/29	25,000	26,706
4.50%	12/15/28	100,000	112,751
Apache Corp.
4.38%	10/15/28	25,000	25,705
5.10%	09/01/40	150,000	150,274
5.35%	07/01/49	50,000	51,890
Apple Inc.
1.80%	09/11/24	200,000	199,066
2.00%	11/13/20	50,000	50,106
2.25%	02/23/21	200,000	200,972
2.40%	01/13/23	50,000	50,810
2.50%	02/09/22	150,000	152,241
2.75%	01/13/25	50,000	51,706
3.00%	11/13/27	100,000	104,996
3.25%	02/23/26	160,000	169,520
3.75%	11/13/47	50,000	55,931
4.38%	05/13/45	165,000	199,642
4.50%	02/23/36	150,000	182,922
4.65%	02/23/46	185,000	232,567
Applied Materials Inc.
3.90%	10/01/25	160,000	174,259
Aptiv Corp.
4.15%	03/15/24	150,000	158,752
Aptiv PLC
5.40%	03/15/49	100,000	114,031
ArcelorMittal
4.55%	03/11/26	100,000	104,734
5.50%	03/01/21	25,000	26,034
6.13%	06/01/25	20,000	22,497
6.25%	02/25/22	25,000	27,056
7.00%	10/15/39	28,000	33,738
Arch Capital Finance LLC
4.01%	12/15/26	100,000	109,214
5.03%	12/15/46	100,000	124,870
Archer-Daniels-Midland Co.
4.02%	04/16/43	120,000	138,176
Ares Capital Corp.
4.20%	06/10/24	65,000	66,613

		Principal Amount	Fair Value
Arizona Public Service Co.
4.25%	03/01/49	$25,000	$28,970
Arrow Electronics Inc.
4.00%	04/01/25	40,000	41,680
Ascension Health
3.95%	11/15/46	25,000	29,369
Asian Development Bank
1.75%	09/19/29	50,000	49,978
2.13%	03/19/25	200,000	204,980
2.25%	01/20/21	200,000	201,152
2.63%	01/30/24	200,000	208,346
2.75%	03/17/23	295,000	306,042
3.13%	09/26/28	25,000	27,896
Assurant Inc.
4.90%	03/27/28	50,000	54,563
AstraZeneca PLC
3.50%	08/17/23	25,000	26,137
4.00%	01/17/29	20,000	22,259
4.38%	08/17/48	20,000	23,730
6.45%	09/15/37	150,000	211,897
AT&T Inc.
2.80%	02/17/21	300,000	302,583
3.60%	07/15/25	100,000	105,157
4.10%	02/15/28	206,000	222,950
4.30%	02/15/30	20,000	22,016
4.35%	06/15/45	150,000	157,686
4.50%	05/15/35 - 03/09/48	145,000	157,837
4.75%	05/15/46	150,000	166,683
4.85%	03/01/39	150,000	170,040
5.15%	03/15/42 - 02/15/50	250,000	289,150
5.55%	08/15/41	154,000	182,917
6.10%	07/15/40	150,000	188,091
6.25%	03/29/41	100,000	126,562
Atmos Energy Corp.
4.30%	10/01/48	100,000	118,162
Australia & New Zealand Banking Group Ltd.
3.70%	11/16/25	150,000	162,151
AutoNation Inc.
3.80%	11/15/27	50,000	50,501
AutoZone Inc.
3.75%	04/18/29	100,000	107,200
AvalonBay Communities Inc.
3.20%	01/15/28	40,000	41,767
3.45%	06/01/25	115,000	121,402
Avangrid Inc.
3.80%	06/01/29	50,000	53,730
AXA S.A.
8.60%	12/15/30	100,000	144,553
Baidu Inc.
3.88%	09/29/23	100,000	104,231
4.38%	03/29/28	100,000	108,502
Baker Hughes a GE Company LLC/Baker Hughes Co-Obligor Inc.
2.77%	12/15/22	50,000	50,826
3.34%	12/15/27	50,000	51,398
4.08%	12/15/47	50,000	50,313
Banco Santander S.A.
3.13%	02/23/23	100,000	101,684
3.80%	02/23/28	100,000	104,726
4.25%	04/11/27	100,000	107,351
Bank of America Corp.
3.50%	04/19/26	145,000	153,830
3.88%	08/01/25	150,000	161,877
3.95%	04/21/25	155,000	164,205
4.00%	04/01/24	150,000	160,777
4.18%	11/25/27	100,000	107,542
6.11%	01/29/37	100,000	130,843
Bank of America Corp. (3.00% fixed rate until 12/20/22; 0.79% + 3 month USD LIBOR thereafter)
3.00%	12/20/23	200,000	204,136	(g	)
Bank of America Corp. (3.19% fixed rate until 07/23/29; 1.18% + 3 month USD LIBOR thereafter)
3.19%	07/23/30	50,000	51,553	(g	)

State Street Total Return V.I.S. Fund

Schedule of Investments	September 30, 2019 (Unaudited)

		Principal Amount	Fair Value
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42%	12/20/28	$107,000	$111,630	(g	)
Bank of America Corp. (3.46% fixed rate until 03/15/24; 0.97% + 3 month USD LIBOR thereafter)
3.46%	03/15/25	100,000	104,239	(g	)
Bank of America Corp. (3.50% fixed rate until 05/17/21; 0.63% + 3 month USD LIBOR thereafter)
3.50%	05/17/22	100,000	101,988	(g	)
Bank of America Corp. (3.55% fixed rate until 03/05/23; 0.78% + 3 month USD LIBOR thereafter)
3.55%	03/05/24	100,000	103,890	(g	)
Bank of America Corp. (3.56% fixed rate until 04/23/26; 1.06% + 3 month USD LIBOR thereafter)
3.56%	04/23/27	200,000	211,122	(g	)
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95%	01/23/49	200,000	223,642	(g	)
Bank of America Corp. (3.97% fixed rate until 03/05/28; 1.07% + 3 month USD LIBOR thereafter)
3.97%	03/05/29	100,000	108,539	(g	)
Bank of America Corp. (4.08% fixed rate until 04/23/39; 1.32% + 3 month USD LIBOR thereafter)
4.08%	04/23/40	150,000	167,329	(g	)
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24%	04/24/38	150,000	171,571	(g	)
Bank of America Corp. (4.33% fixed rate until 03/15/49; 1.52% + 3 month USD LIBOR thereafter)
4.33%	03/15/50	100,000	117,749	(g	)
Bank of Montreal
2.90%	03/26/22	50,000	50,934
3.10%	04/13/21	90,000	91,498
3.30%	02/05/24	100,000	104,139
Barclays Bank PLC
2.65%	01/11/21	200,000	200,508
Barclays PLC
3.65%	03/16/25	150,000	153,705
Barclays PLC (4.97% fixed rate until 05/16/28; 1.90% + 3 month USD LIBOR thereafter)
4.97%	05/16/29	100,000	109,511	(g	)
BAT Capital Corp.
2.76%	08/15/22	100,000	100,874
3.22%	08/15/24	100,000	101,088
3.56%	08/15/27	100,000	100,693
4.39%	08/15/37	100,000	96,906
Baxalta Inc.
4.00%	06/23/25	30,000	32,309
Baxter International Inc.
2.60%	08/15/26	130,000	130,911
BB&T Corp.
2.15%	02/01/21	100,000	100,126
2.85%	10/26/24	50,000	51,291
3.75%	12/06/23	200,000	211,662
BBVA USA
3.88%	04/10/25	150,000	156,079
Becton Dickinson and Co.
3.70%	06/06/27	66,000	69,870
3.73%	12/15/24	50,000	52,894
Bell Canada Inc.
4.30%	07/29/49	30,000	34,449
Berkshire Hathaway Energy Co.
4.45%	01/15/49	100,000	119,170
6.13%	04/01/36	194,000	268,504
Berkshire Hathaway Finance Corp.
3.00%	05/15/22	200,000	205,972
4.20%	08/15/48	100,000	117,377
4.25%	01/15/49	100,000	118,542
Best Buy Company Inc.
4.45%	10/01/28	25,000	27,146
Biogen Inc.
4.05%	09/15/25	80,000	86,703

		Principal Amount	Fair Value
5.20%	09/15/45	$150,000	$177,487
Black Hills Corp.
3.88%	10/15/49	25,000	25,366	(f	)
4.35%	05/01/33	30,000	33,932
BlackRock Inc.
3.25%	04/30/29	60,000	64,232
Boardwalk Pipelines LP
4.80%	05/03/29	20,000	21,281
Boeing Co.
3.10%	05/01/26	100,000	104,719
Booking Holdings Inc.
2.75%	03/15/23	100,000	102,345
3.55%	03/15/28	100,000	106,985
Boston Properties LP
3.40%	06/21/29	50,000	52,334
3.85%	02/01/23	150,000	157,276
Boston Scientific Corp.
4.00%	03/01/28	100,000	109,602
4.13%	10/01/23	100,000	106,271
4.55%	03/01/39	50,000	58,759
BP Capital Markets America Inc.
3.22%	11/28/23	100,000	103,850
3.41%	02/11/26	50,000	52,938
3.94%	09/21/28	100,000	110,701
4.23%	11/06/28	50,000	56,449
BP Capital Markets PLC
2.50%	11/06/22	100,000	101,269
3.06%	03/17/22	210,000	214,887
BPCE S.A.
4.00%	04/15/24	150,000	161,166
Branch Banking & Trust Co.
2.63%	01/15/22	100,000	101,045
Bristol-Myers Squibb Co.
2.00%	08/01/22	50,000	50,081
2.60%	05/16/22	50,000	50,836	(e	)
2.90%	07/26/24	55,000	56,730	(e	)
3.40%	07/26/29	55,000	58,737	(e	)
4.13%	06/15/39	15,000	17,022	(e	)
4.25%	10/26/49	40,000	46,434	(e	)
British Telecommunications PLC
9.63%	12/15/30	50,000	76,315
Brixmor Operating Partnership LP
4.13%	05/15/29	50,000	53,397
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%	01/15/23	100,000	99,967
3.00%	01/15/22	100,000	100,996
3.13%	01/15/25	100,000	99,255
3.63%	01/15/24	100,000	102,207
Broadcom Inc.
3.13%	10/15/22	15,000	15,198	(e	)
3.63%	10/15/24	100,000	101,780	(e	)
4.75%	04/15/29	100,000	105,660	(e	)
Broadridge Financial Solutions Inc.
3.40%	06/27/26	80,000	82,889
Brookfield Finance Inc.
3.90%	01/25/28	100,000	104,845
Brown & Brown Inc.
4.50%	03/15/29	100,000	108,820
Brown-Forman Corp.
4.00%	04/15/38	30,000	34,111
Buckeye Partners LP
4.15%	07/01/23	150,000	149,860
Bunge Limited Finance Corp.
4.35%	03/15/24	50,000	52,556
Burlington Northern Santa Fe LLC
3.55%	02/15/50	100,000	106,272
5.75%	05/01/40	200,000	269,180
Camden Property Trust
3.35%	11/01/49	10,000	10,102	(f	)
4.10%	10/15/28	10,000	11,132
Campbell Soup Co.
3.65%	03/15/23	50,000	52,011

State Street Total Return V.I.S. Fund

Schedule of Investments	September 30, 2019 (Unaudited)

		Principal Amount	Fair Value
4.15%	03/15/28	$50,000	$53,826
4.80%	03/15/48	20,000	22,471
Canadian Imperial Bank of Commerce
2.70%	02/02/21	40,000	40,353
Canadian National Railway Co.
2.95%	11/21/24	155,000	160,733
Canadian Natural Resources Ltd.
3.80%	04/15/24	150,000	157,635
3.85%	06/01/27	100,000	105,393
3.90%	02/01/25	50,000	52,758
Canadian Pacific Railway Co.
2.90%	02/01/25	150,000	154,081
Capital One Financial Corp.
3.75%	07/28/26 - 03/09/27	230,000	239,998
3.90%	01/29/24	125,000	132,009
4.20%	10/29/25	90,000	95,941
Cardinal Health Inc.
3.20%	03/15/23	150,000	153,816
Caterpillar Financial Services Corp.
2.55%	11/29/22	50,000	50,892
2.90%	03/15/21	100,000	101,240
3.15%	09/07/21	15,000	15,321
3.25%	12/01/24	100,000	105,201
3.35%	12/07/20	200,000	203,084
CBS Corp.
3.38%	03/01/22	150,000	153,465
4.00%	01/15/26	150,000	159,829
Celgene Corp.
2.75%	02/15/23	50,000	50,862
3.45%	11/15/27	50,000	53,039
4.35%	11/15/47	50,000	58,489
5.00%	08/15/45	150,000	187,492
5.25%	08/15/43	220,000	274,001
Celulosa Arauco y Constitucion S.A.
3.88%	11/02/27	100,000	102,433
Cenovus Energy Inc.
3.00%	08/15/22	35,000	35,263
4.25%	04/15/27	100,000	104,117
CenterPoint Energy Houston Electric LLC
4.25%	02/01/49	110,000	131,702
4.50%	04/01/44	150,000	182,064
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%	07/23/22	300,000	315,795
4.91%	07/23/25	135,000	148,176
6.48%	10/23/45	150,000	182,479
Chevron Corp.
2.41%	03/03/22	45,000	45,573
2.90%	03/03/24	150,000	155,877
2.95%	05/16/26	100,000	104,677
Chubb INA Holdings Inc.
2.70%	03/13/23	150,000	153,084
4.35%	11/03/45	100,000	122,679
Cigna Corp.
3.40%	09/17/21	140,000	143,093
3.75%	07/15/23	55,000	57,558
4.38%	10/15/28	40,000	43,828
4.80%	08/15/38	30,000	33,711
4.90%	12/15/48	230,000	263,985
Cimarex Energy Co.
4.38%	03/15/29	150,000	157,788
Cintas Corporation No. 2
3.70%	04/01/27	100,000	109,021
Cisco Systems Inc.
2.90%	03/04/21	125,000	126,877
5.90%	02/15/39	200,000	285,034
Citibank NA
2.85%	02/12/21	150,000	151,639
3.40%	07/23/21	200,000	204,706
3.65%	01/23/24	100,000	105,874
Citigroup Inc.
2.70%	10/27/22	100,000	101,390
2.90%	12/08/21	100,000	101,458

		Principal Amount	Fair Value
3.88%	03/26/25	$150,000	$157,689
4.30%	11/20/26	200,000	215,676
4.45%	09/29/27	150,000	163,596
4.75%	05/18/46	50,000	58,348
5.88%	01/30/42	172,000	234,436
6.13%	08/25/36	155,000	200,675
Citigroup Inc. (3.35% fixed rate until 04/24/24; 0.90% + 3 month USD LIBOR thereafter)
3.35%	04/24/25	100,000	103,623	(g	)
Citigroup Inc. (3.52% fixed rate until 10/27/27; 1.15% + 3 month USD LIBOR thereafter)
3.52%	10/27/28	100,000	104,790	(g	)
Citigroup Inc. (3.98% fixed rate until 03/20/29; 1.34% + 3 month USD LIBOR thereafter)
3.98%	03/20/30	100,000	108,653	(g	)
Citizens Bank NA
2.25%	10/30/20	150,000	150,177
CME Group Inc.
3.00%	03/15/25	150,000	157,026
CNH Industrial Capital LLC
3.88%	10/15/21	15,000	15,387
4.38%	11/06/20 - 04/05/22	35,000	36,074
4.88%	04/01/21	15,000	15,530
CNH Industrial N.V.
3.85%	11/15/27	15,000	15,432
Colgate-Palmolive Co.
3.25%	03/15/24	150,000	158,962
Comcast Corp.
3.15%	02/15/28	100,000	104,272
3.45%	10/01/21	40,000	41,222
3.55%	05/01/28	100,000	107,239
3.70%	04/15/24	55,000	58,665
3.90%	03/01/38	200,000	220,328
3.95%	10/15/25	200,000	217,844
3.97%	11/01/47	100,000	110,098
4.00%	08/15/47 - 11/01/49	250,000	276,529
4.05%	11/01/52	100,000	111,294
4.15%	10/15/28	45,000	50,437
4.25%	01/15/33	100,000	115,055
4.60%	10/15/38	230,000	275,156
4.70%	10/15/48	40,000	48,966
Comerica Inc.
3.70%	07/31/23	25,000	26,250
4.00%	02/01/29	50,000	55,039
Commonwealth Edison Co.
4.00%	03/01/49	100,000	114,533
4.60%	08/15/43	150,000	182,163
4.70%	01/15/44	175,000	216,589
Conagra Brands Inc.
3.80%	10/22/21	10,000	10,316
4.30%	05/01/24	5,000	5,356
4.85%	11/01/28	25,000	28,259
5.30%	11/01/38	110,000	127,461
5.40%	11/01/48	20,000	23,665
Concho Resources Inc.
4.30%	08/15/28	25,000	26,939
4.85%	08/15/48	25,000	28,579
ConocoPhillips
6.50%	02/01/39	200,000	290,036
Consolidated Edison Company of New York Inc.
3.88%	06/15/47	100,000	109,120
3.95%	03/01/43	150,000	163,200
4.00%	12/01/28	25,000	28,085
4.13%	05/15/49	50,000	57,016
Constellation Brands Inc.
3.50%	05/09/27	100,000	104,766
4.75%	11/15/24	100,000	110,521
5.25%	11/15/48	15,000	18,795
Consumers Energy Co.
3.75%	02/15/50	100,000	111,484
4.05%	05/15/48	50,000	58,215

State Street Total Return V.I.S. Fund

Schedule of Investments	September 30, 2019 (Unaudited)

		Principal Amount	Fair Value
Continental Resources Inc.
3.80%	06/01/24	$35,000	$35,692
4.38%	01/15/28	35,000	36,168
4.50%	04/15/23	50,000	51,927
4.90%	06/01/44	25,000	25,250
5.00%	09/15/22	38,000	38,333
Cooperatieve Rabobank UA
2.50%	01/19/21	150,000	150,798
2.75%	01/10/22	100,000	101,511
3.95%	11/09/22	100,000	104,144
4.63%	12/01/23	150,000	161,152
Corning Inc.
2.90%	05/15/22	155,000	158,277
Corporation Andina de Fomento
2.13%	09/27/21	150,000	149,287
Costco Wholesale Corp.
2.25%	02/15/22	85,000	85,802
3.00%	05/18/27	100,000	105,694
Council Of Europe Development Bank
2.63%	02/13/23	120,000	123,767
Credit Suisse AG
3.63%	09/09/24	150,000	158,649
Credit Suisse Group Funding Guernsey Ltd.
4.88%	05/15/45	150,000	183,507
Crown Castle International Corp.
3.15%	07/15/23	155,000	159,210
3.80%	02/15/28	100,000	106,604
5.20%	02/15/49	50,000	62,273
CSX Corp.
2.60%	11/01/26	100,000	101,131
4.10%	03/15/44	68,000	73,877
4.50%	03/15/49	95,000	110,284
4.75%	11/15/48	65,000	78,006
CubeSmart LP
4.38%	02/15/29	15,000	16,454
CVS Health Corp.
2.75%	12/01/22	150,000	151,900
3.35%	03/09/21	104,000	105,686
3.38%	08/12/24	150,000	155,196
3.70%	03/09/23	115,000	119,748
4.10%	03/25/25	150,000	160,221
4.30%	03/25/28	110,000	118,881
4.78%	03/25/38	145,000	159,738
5.05%	03/25/48	115,000	130,795
Darden Restaurants Inc.
4.55%	02/15/48	15,000	15,834
Deere & Co.
3.90%	06/09/42	71,000	81,897
Dell International LLC/EMC Corp.
5.30%	10/01/29	100,000	109,031	(e	)
6.02%	06/15/26	190,000	213,788	(e	)
8.10%	07/15/36	100,000	127,453	(e	)
Delmarva Power & Light Co.
4.15%	05/15/45	100,000	114,830
Delta Air Lines Inc.
2.60%	12/04/20	45,000	45,088
3.40%	04/19/21	100,000	101,390
3.80%	04/19/23	30,000	31,110
4.38%	04/19/28	50,000	53,407
Deutsche Bank AG
3.30%	11/16/22	100,000	99,382
3.38%	05/12/21	150,000	149,784
Deutsche Telekom International Finance BV
8.75%	06/15/30	150,000	221,118
Devon Energy Corp.
5.00%	06/15/45	100,000	115,852
Diageo Investment Corp.
2.88%	05/11/22	150,000	153,348
Digital Realty Trust LP
4.45%	07/15/28	150,000	165,003
Discover Bank
4.20%	08/08/23	150,000	159,576

		Principal Amount	Fair Value
Discover Financial Services
4.50%	01/30/26	$100,000	$108,686
Discovery Communications LLC
3.25%	04/01/23	175,000	179,683
3.45%	03/15/25	135,000	138,345
3.90%	11/15/24	150,000	157,896
Dollar General Corp.
4.13%	05/01/28	70,000	76,638
Dollar Tree Inc.
3.70%	05/15/23	20,000	20,755
4.00%	05/15/25	50,000	52,956
4.20%	05/15/28	25,000	26,879
Dominion Energy Inc.
4.25%	06/01/28	150,000	166,104
Dominion Energy South Carolina Inc.
5.10%	06/01/65	50,000	66,391
DPL Inc.
4.35%	04/15/29	25,000	24,622	(e	)
DTE Electric Co.
3.70%	03/15/45	45,000	49,238
DTE Energy Co.
3.85%	12/01/23	150,000	157,926
Duke Energy Carolinas LLC
3.05%	03/15/23	150,000	155,241
3.70%	12/01/47	50,000	54,022
3.95%	03/15/48	50,000	56,182
Duke Energy Corp.
3.05%	08/15/22	139,000	142,069
Duke Energy Florida LLC
2.10%	12/15/19	2,500	2,500
3.20%	01/15/27	100,000	105,007
3.40%	10/01/46	100,000	102,864
3.80%	07/15/28	50,000	55,077
Duke Energy Ohio Inc.
3.65%	02/01/29	100,000	109,467
4.30%	02/01/49	100,000	118,673
Duke Energy Progress LLC
3.70%	09/01/28	100,000	109,771
Duke Realty LP
3.38%	12/15/27	50,000	52,131
DuPont de Nemours Inc.
3.77%	11/15/20	100,000	101,770
4.21%	11/15/23	50,000	53,587
4.73%	11/15/28	50,000	57,122
5.32%	11/15/38	15,000	18,339
5.42%	11/15/48	40,000	50,646
Eaton Vance Corp.
3.50%	04/06/27	100,000	105,353
eBay Inc.
3.80%	03/09/22	145,000	150,113
Ecolab Inc.
2.38%	08/10/22	100,000	100,877
3.25%	12/01/27	70,000	74,481
Ecopetrol S.A.
4.13%	01/16/25	250,000	263,717
Edison International
4.13%	03/15/28	50,000	51,199
Eli Lilly & Co.
2.75%	06/01/25	45,000	46,587
3.38%	03/15/29	30,000	32,476
3.88%	03/15/39	50,000	57,230
3.95%	03/15/49	50,000	57,974
4.15%	03/15/59	50,000	58,909
Emera US Finance LP
3.55%	06/15/26	60,000	62,833
Emerson Electric Co.
2.63%	02/15/23	100,000	102,689
Enable Midstream Partners LP
4.95%	05/15/28	60,000	62,281
Enbridge Energy Partners LP
5.88%	10/15/25	125,000	145,444

State Street Total Return V.I.S. Fund

Schedule of Investments	September 30, 2019 (Unaudited)

		Principal Amount	Fair Value
Enbridge Inc.
3.50%	06/10/24	$65,000	$67,877
Enel Chile S.A.
4.88%	06/12/28	50,000	55,791
Energy Transfer Operating LP
4.20%	09/15/23	25,000	26,305
4.50%	04/15/24	135,000	143,977
4.95%	06/15/28	75,000	82,454
5.25%	04/15/29	25,000	28,172
6.00%	06/15/48	50,000	58,872
6.25%	04/15/49	125,000	151,890
6.50%	02/01/42	150,000	180,204
Entergy Louisiana LLC
4.05%	09/01/23	150,000	160,186
Entergy Texas Inc.
4.00%	03/30/29	100,000	110,473
4.50%	03/30/39	100,000	117,201
Enterprise Products Operating LLC
2.80%	02/15/21	50,000	50,468
3.50%	02/01/22	25,000	25,788
3.70%	02/15/26	35,000	37,216
3.90%	02/15/24	175,000	186,263
4.15%	10/16/28	25,000	27,607
4.20%	01/31/50	35,000	37,584
4.25%	02/15/48	25,000	26,984
4.45%	02/15/43	142,000	155,544
4.80%	02/01/49	25,000	29,024
Enterprise Products Operating LLC (5.38% fixed rate until 02/15/28; 2.57% + 3 month USD LIBOR thereafter)
5.38%	02/15/78	50,000	48,227	(g	)
EOG Resources Inc.
3.15%	04/01/25	80,000	83,907
EPR Properties
4.95%	04/15/28	100,000	108,791
EQT Corp.
3.90%	10/01/27	150,000	129,988
Equinix Inc.
5.38%	05/15/27	30,000	32,369
5.88%	01/15/26	35,000	37,273
Equinor ASA
2.45%	01/17/23	250,000	254,032
ERP Operating LP
3.00%	04/15/23	150,000	154,567
Essex Portfolio LP
3.63%	05/01/27	100,000	105,440
European Investment Bank
1.63%	12/15/20	500,000	498,765
2.00%	12/15/22	200,000	202,310
2.25%	06/24/24	250,000	257,147
2.38%	05/13/21	250,000	252,527
2.63%	03/15/24	285,000	297,226
2.88%	12/15/21	115,000	117,978
3.13%	12/14/23	200,000	212,124
Evergy Inc.
4.85%	06/01/21	104,000	107,555
Eversource Energy
2.90%	10/01/24	100,000	102,340
3.15%	01/15/25	125,000	129,117
Expedia Group Inc.
3.25%	02/15/30	35,000	34,990	(e	)
Express Scripts Holding Co.
4.75%	11/15/21	174,000	182,811
Exxon Mobil Corp.
1.90%	08/16/22	20,000	20,091
2.02%	08/16/24	50,000	50,317
2.44%	08/16/29	50,000	50,481
2.71%	03/06/25	150,000	155,128
3.04%	03/01/26	50,000	52,451
3.10%	08/16/49	25,000	25,146
3.18%	03/15/24	150,000	157,884
Federal Realty Investment Trust
3.20%	06/15/29	50,000	51,808

		Principal Amount	Fair Value
FedEx Corp.
3.40%	02/15/28	$100,000	$102,614
4.05%	02/15/48	100,000	97,997
4.75%	11/15/45	195,000	210,128
Fibria Overseas Finance Ltd.
4.00%	01/14/25	50,000	50,830
Fidelity National Financial Inc.
4.50%	08/15/28	25,000	26,853
Fidelity National Information Services Inc.
4.25%	05/15/28	80,000	89,179
4.75%	05/15/48	100,000	121,318
Fifth Third Bancorp
3.65%	01/25/24	100,000	105,375
Fifth Third Bank
2.20%	10/30/20	100,000	100,113
2.88%	10/01/21	80,000	81,029
FirstEnergy Corp.
4.25%	03/15/23	30,000	31,704
7.38%	11/15/31	55,000	77,684
Fiserv Inc.
2.75%	07/01/24	100,000	101,795
3.50%	07/01/29	45,000	47,314
3.80%	10/01/23	25,000	26,450
4.20%	10/01/28	30,000	33,158
4.40%	07/01/49	40,000	44,858
Flex Ltd.
4.88%	06/15/29	25,000	26,331
Florida Power & Light Co.
3.15%	10/01/49	55,000	56,078
4.13%	02/01/42	100,000	115,997
Fluor Corp.
4.25%	09/15/28	50,000	50,257
FMC Corp.
3.45%	10/01/29	50,000	50,825
FMS Wertmanagement
2.00%	08/01/22	200,000	201,892
2.75%	01/30/24	100,000	104,633
Ford Motor Co.
4.35%	12/08/26	100,000	100,058
4.75%	01/15/43	150,000	130,503
Ford Motor Credit Company LLC
3.35%	11/01/22	200,000	200,040
3.81%	10/12/21	200,000	202,576
5.11%	05/03/29	100,000	100,670
5.60%	01/07/22	200,000	210,376
Fortune Brands Home & Security Inc.
3.25%	09/15/29	50,000	49,872
Fox Corp.
4.03%	01/25/24	125,000	133,144	(e	)
GATX Corp.
3.50%	03/15/28	100,000	102,710
GE Capital International Funding Company Unlimited Co.
2.34%	11/15/20	200,000	199,502
4.42%	11/15/35	200,000	209,796
General Dynamics Corp.
3.00%	05/11/21	50,000	50,868
3.38%	05/15/23	50,000	52,395
3.75%	05/15/28	55,000	61,060
General Electric Co.
2.70%	10/09/22	100,000	100,250
6.75%	03/15/32	100,000	125,508
General Mills Inc.
3.20%	04/16/21	100,000	101,606
3.65%	02/15/24	150,000	157,755
4.55%	04/17/38	100,000	113,319
General Motors Financial Company Inc.
2.45%	11/06/20	100,000	99,909
3.25%	01/05/23	50,000	50,624
3.45%	01/14/22	100,000	101,858
3.50%	11/07/24	100,000	101,102
3.55%	04/09/21	100,000	101,489
3.70%	05/09/23	100,000	102,401

State Street Total Return V.I.S. Fund

Schedule of Investments	September 30, 2019 (Unaudited)

		Principal Amount	Fair Value
4.35%	01/17/27	$100,000	$102,810
4.38%	09/25/21	100,000	103,345
5.10%	01/17/24	100,000	107,523
5.25%	03/01/26	155,000	167,310
Georgia Power Co.
2.20%	09/15/24	100,000	99,154
2.65%	09/15/29	100,000	98,472
4.30%	03/15/42	172,000	189,172
Georgia-Pacific LLC
8.88%	05/15/31	50,000	79,175
Gilead Sciences Inc.
3.70%	04/01/24	150,000	158,956
4.80%	04/01/44	150,000	179,563
GlaxoSmithKline Capital Inc.
3.38%	05/15/23	100,000	104,423
3.63%	05/15/25	55,000	59,040
3.88%	05/15/28	100,000	110,363
GlaxoSmithKline Capital PLC
3.13%	05/14/21	70,000	71,359
Globe Life Inc.
4.55%	09/15/28	25,000	27,879
GLP Capital LP/GLP Financing II Inc.
5.25%	06/01/25	10,000	11,040
5.38%	11/01/23 - 04/15/26	30,000	32,801
5.75%	06/01/28	10,000	11,377
Halliburton Co.
3.50%	08/01/23	100,000	103,937
5.00%	11/15/45	150,000	167,904
HCA Inc.
4.50%	02/15/27	30,000	32,260
4.75%	05/01/23	30,000	32,125
5.00%	03/15/24	50,000	54,592
5.13%	06/15/39	100,000	109,203
5.25%	04/15/25 - 06/15/26	70,000	78,117
5.50%	06/15/47	35,000	39,622
HCP Inc.
3.25%	07/15/26	100,000	102,809
Healthcare Trust of America Holdings LP
3.50%	08/01/26	30,000	30,948
Helmerich & Payne Inc.
4.65%	03/15/25	100,000	108,065
Hewlett Packard Enterprise Co.
3.50%	10/05/21	50,000	51,199
6.35%	10/15/45	150,000	175,174
Highwoods Realty LP
4.20%	04/15/29	25,000	26,885
Honeywell International Inc.
2.70%	08/15/29	30,000	31,008
3.35%	12/01/23	150,000	158,035
Hospitality Properties Trust
4.65%	03/15/24	150,000	154,341
Host Hotels & Resorts LP
3.38%	12/15/29	100,000	100,007
HP Inc.
6.00%	09/15/41	162,000	184,575
HSBC Bank USA NA
5.88%	11/01/34	150,000	192,864
HSBC Holdings PLC
2.65%	01/05/22	200,000	201,402
3.40%	03/08/21	200,000	203,094
3.90%	05/25/26	150,000	158,820
5.10%	04/05/21	100,000	104,207
HSBC Holdings PLC (3.80% fixed rate until 03/11/24; 1.21% + 3 month USD LIBOR thereafter)
3.80%	03/11/25	100,000	104,102	(g	)
HSBC Holdings PLC (3.95% fixed rate until 05/18/23; 0.99% + 3 month USD LIBOR thereafter)
3.95%	05/18/24	100,000	104,628	(g	)
HSBC Holdings PLC (4.29% fixed rate until 09/12/25; 1.35% + 3 month USD LIBOR thereafter)
4.29%	09/12/26	200,000	214,418	(g	)

		Principal Amount	Fair Value
Hubbell Inc.
3.50%	02/15/28	$50,000	$51,924
Hudson Pacific Properties LP
4.65%	04/01/29	25,000	27,553
Humana Inc.
2.50%	12/15/20	50,000	50,103
2.90%	12/15/22	100,000	101,605
Huntington Bancshares Inc.
3.15%	03/14/21	150,000	151,986
Huntsman International LLC
4.50%	05/01/29	20,000	21,021
Husky Energy Inc.
4.00%	04/15/24	100,000	104,694
IBM Credit LLC
2.65%	02/05/21	100,000	100,839
3.60%	11/30/21	100,000	103,300
IHS Markit Ltd.
4.25%	05/01/29	85,000	91,418
Illinois Tool Works Inc.
2.65%	11/15/26	100,000	103,394
3.50%	03/01/24	50,000	52,904
Indiana Michigan Power Co.
3.85%	05/15/28	25,000	27,516
ING Groep N.V.
3.95%	03/29/27	100,000	107,657
Ingersoll-Rand Global Holding Company Ltd.
4.25%	06/15/23	100,000	106,320
Intel Corp.
2.60%	05/19/26	150,000	154,248
3.73%	12/08/47	100,000	111,700
4.10%	05/11/47	100,000	117,233
Inter-American Development Bank
1.25%	09/14/21	400,000	396,636
2.13%	01/15/25	200,000	204,920
2.38%	07/07/27	200,000	209,558
2.63%	04/19/21 - 01/16/24	300,000	309,565
3.00%	09/26/22	50,000	51,978
Intercontinental Exchange Inc.
3.45%	09/21/23	90,000	94,193
International Bank for Reconstruction & Development
1.50%	08/28/24	500,000	497,030
2.13%	11/01/20	300,000	300,879
2.50%	03/19/24 - 07/29/25	300,000	313,119
2.75%	07/23/21	200,000	203,708
3.00%	09/27/23	150,000	157,956
International Business Machines Corp.
2.50%	01/27/22	150,000	151,735
2.85%	05/13/22	100,000	102,158
3.00%	05/15/24	100,000	103,528
3.50%	05/15/29	130,000	139,620
4.00%	06/20/42	150,000	165,312
4.25%	05/15/49	100,000	115,347
International Finance Corp.
2.00%	10/24/22	100,000	101,147
2.13%	04/07/26	150,000	154,206
2.25%	01/25/21	100,000	100,587
International Flavors & Fragrances Inc.
5.00%	09/26/48	15,000	17,112
International Paper Co.
3.65%	06/15/24	150,000	157,870
Invesco Finance PLC
3.13%	11/30/22	200,000	204,632
Jabil Inc.
3.95%	01/12/28	100,000	100,891
4.70%	09/15/22	23,000	24,180
Jefferies Group LLC
5.13%	01/20/23	150,000	161,107
John Deere Capital Corp.
2.30%	06/07/21	100,000	100,541
2.35%	01/08/21	100,000	100,561
2.70%	01/06/23	100,000	102,263
2.88%	03/12/21	50,000	50,654

State Street Total Return V.I.S. Fund

Schedule of Investments	September 30, 2019 (Unaudited)

		Principal Amount	Fair Value
3.45%	06/07/23 - 03/13/25	$175,000	$184,829
Johnson & Johnson
1.95%	11/10/20	15,000	15,009
2.45%	12/05/21 - 03/01/26	275,000	278,485
2.90%	01/15/28	50,000	52,605
3.40%	01/15/38	25,000	27,031
3.50%	01/15/48	30,000	33,022
4.38%	12/05/33	150,000	178,411
Johnson Controls International PLC
3.63%	07/02/24	75,000	78,415	(h	)
JPMorgan Chase & Co.
3.13%	01/23/25	150,000	155,349
3.25%	09/23/22	136,000	140,571
3.38%	05/01/23	150,000	155,217
4.50%	01/24/22	203,000	213,990
4.63%	05/10/21	200,000	207,788
6.40%	05/15/38	100,000	142,156
JPMorgan Chase & Co. (3.21% fixed rate until 04/01/22; 0.70% + 3 month USD LIBOR thereafter)
3.21%	04/01/23	80,000	81,890	(g	)
JPMorgan Chase & Co. (3.51% fixed rate until 06/18/21; 0.61% + 3 month USD LIBOR thereafter)
3.51%	06/18/22	100,000	102,187	(g	)
JPMorgan Chase & Co. (3.54% fixed rate until 05/01/27; 1.38% + 3 month USD LIBOR thereafter)
3.54%	05/01/28	150,000	158,086	(g	)
JPMorgan Chase & Co. (3.80% fixed rate until 07/23/23; 0.89% + 3 month USD LIBOR thereafter)
3.80%	07/23/24	200,000	210,892	(g	)
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88%	07/24/38	250,000	274,165	(g	)
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90%	01/23/49	100,000	110,861	(g	)
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.25% + 3 month USD LIBOR thereafter)
3.96%	01/29/27	100,000	108,071	(g	)
JPMorgan Chase & Co. (4.02% fixed rate until 12/05/23; 1.00% + 3 month USD LIBOR thereafter)
4.02%	12/05/24	150,000	159,877	(g	)
JPMorgan Chase & Co. (4.45% fixed rate until 12/05/28; 1.33% + 3 month USD LIBOR thereafter)
4.45%	12/05/29	150,000	169,611	(g	)
JPMorgon Chase & Co. (2.30% fixed rate until 10/15/24; 1.16% + SOFR thereafter)
2.30%	10/15/25	75,000	74,777	(g	)
JPMorgon Chase & Co. (3.70% fixed rate until 05/06/29; 1.16% + 3 month USD LIBOR thereafter)
3.70%	05/06/30	175,000	187,469	(g	)
Juniper Networks Inc.
3.75%	08/15/29	50,000	50,302
Kaiser Foundation Hospitals
4.15%	05/01/47	100,000	120,375
Kansas City Power & Light Co.
4.20%	06/15/47	100,000	116,133
Kansas City Southern
4.70%	05/01/48	50,000	59,347
Kellogg Co.
2.65%	12/01/23	84,000	85,206
Kennametal Inc.
4.63%	06/15/28	25,000	26,498
Kentucky Utilities Co.
4.38%	10/01/45	40,000	47,366
Keurig Dr Pepper Inc.
3.13%	12/15/23	100,000	102,982
Keurig Dr Pepper Inc.
3.55%	05/25/21	100,000	102,147
4.60%	05/25/28	50,000	56,033
4.99%	05/25/38	125,000	145,645

		Principal Amount	Fair Value
KeyBank NA
3.38%	03/07/23	$150,000	$155,878
3.90%	04/13/29	100,000	108,255
Kilroy Realty LP
3.45%	12/15/24	50,000	51,979
Kimberly-Clark Corp.
3.20%	07/30/46	125,000	127,729
Kimco Realty Corp.
3.70%	10/01/49	50,000	48,769
Kinder Morgan Energy Partners LP
5.00%	08/15/42	242,000	265,285
Kinder Morgan Inc.
4.30%	06/01/25	115,000	124,443
5.05%	02/15/46	150,000	166,452
5.30%	12/01/34	100,000	115,197
KLA Corp.
4.65%	11/01/24	115,000	126,591
Kraft Heinz Foods Co.
3.38%	06/15/21	15,000	15,197
4.63%	01/30/29	50,000	54,053
5.00%	06/04/42	150,000	155,113
5.20%	07/15/45	150,000	157,474
Kreditanstalt fuer Wiederaufbau
1.75%	09/15/21	300,000	300,393
1.88%	12/15/20	150,000	150,084
2.00%	09/29/22 - 05/02/25	350,000	355,040
2.13%	03/07/22	400,000	404,592
2.50%	02/15/22	200,000	203,928
2.63%	04/12/21 - 02/28/24	375,000	386,506
2.88%	04/03/28	175,000	191,081
L3Harris Technologies Inc.
3.83%	04/27/25	150,000	160,323
3.85%	12/15/26	100,000	107,427	(e	)
4.85%	04/27/35	40,000	47,276
Laboratory Corporation of America Holdings
4.00%	11/01/23	100,000	105,492
Lam Research Corp.
3.80%	03/15/25	115,000	123,461
Landwirtschaftliche Rentenbank
2.50%	11/15/27	200,000	211,602
Las Vegas Sands Corp.
3.90%	08/08/29	40,000	41,132
Lazard Group LLC
4.38%	03/11/29	150,000	162,669
Lear Corp.
4.25%	05/15/29	25,000	25,734
Leggett & Platt Inc.
3.50%	11/15/27	50,000	50,765
4.40%	03/15/29	100,000	107,621
Liberty Property LP
4.38%	02/01/29	65,000	72,558
Life Storage LP
4.00%	06/15/29	50,000	53,268
Lincoln National Corp.
3.63%	12/12/26	50,000	52,606
4.20%	03/15/22	117,000	122,080
Lloyds Banking Group PLC
3.00%	01/11/22	100,000	100,987
3.90%	03/12/24	100,000	104,777
4.45%	05/08/25	100,000	107,794
4.65%	03/24/26	150,000	158,071
Lloyds Banking Group PLC (2.86% fixed rate until 03/23/22; 1.25% + 3 month USD LIBOR thereafter)
2.86%	03/17/23	200,000	200,774	(g	)
Lockheed Martin Corp.
3.60%	03/01/35	55,000	59,468
4.70%	05/15/46	150,000	189,966
Loews Corp.
2.63%	05/15/23	100,000	101,539
Lowe’s Companies Inc.
2.50%	04/15/26	130,000	129,640
3.38%	09/15/25	30,000	31,487

State Street Total Return V.I.S. Fund

Schedule of Investments	September 30, 2019 (Unaudited)

		Principal Amount	Fair Value
4.05%	05/03/47	$100,000	$106,472
LYB International Finance II BV
3.50%	03/02/27	100,000	103,016
LyondellBasell Industries N.V.
6.00%	11/15/21	100,000	106,734
M&T Bank Corp.
3.55%	07/26/23	150,000	157,210
Macy’s Retail Holdings Inc.
3.88%	01/15/22	150,000	152,692
Magellan Midstream Partners LP
4.85%	02/01/49	100,000	115,893
Marathon Petroleum Corp.
3.80%	04/01/28	30,000	31,252
4.50%	04/01/48	25,000	26,044
4.75%	12/15/23	50,000	54,318
5.13%	12/15/26	50,000	56,160
Markel Corp.
3.50%	11/01/27	50,000	51,229
Marriott International Inc.
3.60%	04/15/24	100,000	104,936
4.00%	04/15/28	150,000	161,385
Marsh & McLennan Companies Inc.
3.88%	03/15/24	100,000	106,570
4.38%	03/15/29	25,000	28,275
4.75%	03/15/39	100,000	120,875
4.90%	03/15/49	15,000	18,752
Martin Marietta Materials Inc.
3.50%	12/15/27	50,000	51,808
Masco Corp.
3.50%	04/01/21	60,000	60,841
4.38%	04/01/26	40,000	42,878
Massachusetts Institute of Technology
3.89%	07/01/16	126,000	149,180
Mastercard Inc.
2.95%	11/21/26	100,000	105,231
McDonald’s Corp.
2.75%	12/09/20	200,000	201,522
3.63%	09/01/49	30,000	30,510
3.70%	02/15/42	150,000	154,350
3.80%	04/01/28	50,000	54,739
McKesson Corp.
3.80%	03/15/24	150,000	156,888
Mead Johnson Nutrition Co.
4.13%	11/15/25	110,000	120,190
Medtronic Inc.
4.63%	03/15/45	82,000	105,301
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	95,000	113,138
Merck & Company Inc.
2.40%	09/15/22	128,000	130,040
2.75%	02/10/25	70,000	72,478
2.90%	03/07/24	100,000	103,969
3.40%	03/07/29	25,000	27,103
3.90%	03/07/39	25,000	28,894
4.00%	03/07/49	115,000	136,968
Mercy Health
4.30%	07/01/28	100,000	112,724
Methanex Corp.
5.25%	12/15/29	25,000	25,181
MetLife Inc.
4.13%	08/13/42	150,000	166,950
6.50%	12/15/32	150,000	208,396
Microchip Technology Inc.
3.92%	06/01/21	100,000	102,082
Micron Technology Inc.
4.64%	02/06/24	15,000	15,943
4.66%	02/15/30	100,000	104,009
Microsoft Corp.
1.55%	08/08/21	150,000	149,334
2.40%	02/06/22	100,000	101,467
2.88%	02/06/24	150,000	156,318
3.45%	08/08/36	200,000	220,428

		Principal Amount	Fair Value
3.50%	02/12/35	$65,000	$71,804
3.75%	05/01/43	150,000	171,403
4.10%	02/06/37	100,000	118,807
4.45%	11/03/45	225,000	284,553
Mid-America Apartments LP
4.20%	06/15/28	100,000	110,478
MidAmerican Energy Co.
3.65%	04/15/29	100,000	110,104
Mitsubishi UFJ Financial Group Inc.
2.76%	09/13/26	150,000	151,221
3.22%	03/07/22	100,000	102,222
3.46%	03/02/23	100,000	103,626
3.78%	03/02/25	100,000	106,437
3.96%	03/02/28	100,000	109,822
4.05%	09/11/28	100,000	110,909
4.15%	03/07/39	70,000	79,453
Mizuho Financial Group Inc.
3.55%	03/05/23	100,000	103,889
4.02%	03/05/28	100,000	110,178
Mizuho Financial Group Inc. (2.84% fixed rate until 07/16/24; 0.98% + 3 month USD LIBOR thereafter)
2.84%	07/16/25	200,000	202,108	(g	)
Molson Coors Brewing Co.
3.00%	07/15/26	95,000	95,934
Mondelez International Inc.
4.13%	05/07/28	100,000	111,312
Moody’s Corp.
4.88%	02/15/24 - 12/17/48	250,000	288,380
Morgan Stanley
2.63%	11/17/21	200,000	201,848
2.75%	05/19/22	200,000	202,958
3.13%	01/23/23	200,000	205,134
3.95%	04/23/27	150,000	158,587
4.00%	07/23/25	95,000	102,487
4.10%	05/22/23	150,000	158,136
4.35%	09/08/26	150,000	162,451
4.88%	11/01/22	150,000	160,974
5.50%	07/28/21	98,000	103,800
Morgan Stanley (2.72% fixed rate until 07/22/24; 1.15% + SOFR thereafter)
2.72%	07/22/25	15,000	15,175	(g	)
Morgan Stanley (3.74% fixed rate until 04/24/23; 0.85% + 3 month USD LIBOR thereafter)
3.74%	04/24/24	110,000	114,883	(g	)
Morgan Stanley (3.77% fixed rate until 01/24/28; 1.14% + 3 month USD LIBOR thereafter)
3.77%	01/24/29	100,000	106,705	(g	)
Morgan Stanley (4.46% fixed rate until 04/22/38; 1.43% + 3 month USD LIBOR thereafter)
4.46%	04/22/39	100,000	116,030	(g	)
Motorola Solutions Inc.
4.60%	02/23/28	100,000	107,978
MPLX LP
4.00%	03/15/28	35,000	36,481
4.25%	12/01/27	35,000	37,088	(e	)
4.50%	04/15/38	30,000	31,105
4.70%	04/15/48	25,000	26,079
4.80%	02/15/29	70,000	77,119
4.90%	04/15/58	25,000	25,729
5.50%	02/15/49	70,000	81,343
MUFG Americas Holdings Corp.
3.00%	02/10/25	120,000	122,255
MUFG Union Bank NA
3.15%	04/01/22	100,000	102,392
Mylan Inc.
4.55%	04/15/28	100,000	106,105
Mylan N.V.
3.15%	06/15/21	200,000	202,354
National Australia Bank Ltd.
2.80%	01/10/22	100,000	101,704
National Fuel Gas Co.
4.75%	09/01/28	50,000	53,105

State Street Total Return V.I.S. Fund

Schedule of Investments	September 30, 2019 (Unaudited)

		Principal Amount	Fair Value
National Retail Properties Inc.
3.60%	12/15/26	$100,000	$104,885
National Rural Utilities Cooperative Finance Corp.
2.90%	03/15/21	70,000	70,890
3.40%	02/07/28	100,000	107,361
3.70%	03/15/29	50,000	55,141
4.40%	11/01/48	10,000	12,170
NetApp Inc.
3.38%	06/15/21	110,000	111,848
Newmont Goldcorp Corp.
3.50%	03/15/22	150,000	153,997
Nexen Inc.
6.40%	05/15/37	200,000	283,658
NextEra Energy Capital Holdings Inc.
2.40%	09/01/21	50,000	50,283
3.15%	04/01/24	100,000	103,322
3.50%	04/01/29	100,000	105,900
NIKE Inc.
2.38%	11/01/26	150,000	152,754
NiSource Inc.
2.65%	11/17/22	40,000	40,478
3.65%	06/15/23	100,000	104,253
4.38%	05/15/47	100,000	111,990
Noble Energy Inc.
3.25%	10/15/29	100,000	99,245	(f	)
4.20%	10/15/49	100,000	99,060	(f	)
Nordic Investment Bank
2.25%	02/01/21	200,000	201,170
Norfolk Southern Corp.
3.80%	08/01/28	30,000	33,137
3.94%	11/01/47	160,000	174,666
4.15%	02/28/48	100,000	112,803
Northern Trust Corp.
3.65%	08/03/28	100,000	109,854
Northrop Grumman Corp.
2.08%	10/15/20	60,000	60,002
2.55%	10/15/22	100,000	101,303
2.93%	01/15/25	50,000	51,527
3.25%	01/15/28	65,000	68,214
4.03%	10/15/47	75,000	84,952
Northwell Healthcare Inc.
3.81%	11/01/49	50,000	51,954
Northwestern University
3.66%	12/01/57	10,000	11,585
Novartis Capital Corp.
2.40%	09/21/22	202,000	205,202
3.00%	11/20/25	150,000	157,921
NSTAR Electric Co.
3.20%	05/15/27	100,000	105,169
Nutrien Ltd.
3.63%	03/15/24	150,000	156,613
4.00%	12/15/26	100,000	106,949
5.00%	04/01/49	50,000	58,329
NXP BV/NXP Funding LLC
5.55%	12/01/28	200,000	231,990	(e	)
O’Reilly Automotive Inc.
4.35%	06/01/28	100,000	111,706
Occidental Petroleum Corp.
2.70%	08/15/22	25,000	25,229
2.90%	08/15/24	30,000	30,206
3.40%	04/15/26	140,000	142,605
3.50%	08/15/29	20,000	20,275
4.10%	02/15/47	100,000	97,629
4.40%	08/15/49	15,000	15,402
6.20%	03/15/40	142,000	172,423
Oesterreichische Kontrollbank AG
2.63%	01/31/22	150,000	153,148
2.88%	09/07/21	100,000	102,152
Ohio Power Co.
4.15%	04/01/48	100,000	117,666
Oklahoma Gas & Electric Co.
3.30%	03/15/30	50,000	52,121

		Principal Amount	Fair Value
Omega Healthcare Investors Inc.
4.50%	04/01/27	$100,000	$106,169
Omnicom Group Inc./Omnicom Capital Inc.
3.63%	05/01/22	100,000	103,640
Oncor Electric Delivery Company LLC
2.75%	06/01/24	100,000	102,687	(e	)
3.70%	11/15/28	100,000	110,132	(e	)
3.80%	06/01/49	100,000	112,204	(e	)
ONE Gas Inc.
4.50%	11/01/48	20,000	24,514
ONEOK Inc.
4.35%	03/15/29	50,000	53,543
ONEOK Partners LP
6.13%	02/01/41	162,000	194,902
Oracle Corp.
2.65%	07/15/26	200,000	203,940
2.95%	11/15/24	200,000	207,486
3.25%	05/15/30	150,000	159,127
3.63%	07/15/23	125,000	132,096
4.00%	07/15/46 - 11/15/47	200,000	223,697
4.30%	07/08/34	100,000	116,160
Orange S.A.
9.00%	03/01/31	150,000	233,658
ORIX Corp.
4.05%	01/16/24	100,000	106,496
PACCAR Financial Corp.
2.05%	11/13/20	50,000	50,030
3.10%	05/10/21	20,000	20,335
PacifiCorp
4.15%	02/15/50	50,000	58,386
6.25%	10/15/37	153,000	215,716
Packaging Corporation of America
2.45%	12/15/20	70,000	70,102
3.40%	12/15/27	35,000	36,320
Parker-Hannifin Corp.
4.00%	06/14/49	20,000	21,973
4.20%	11/21/34	100,000	112,619
Patterson-UTI Energy Inc.
3.95%	02/01/28	100,000	100,550
PayPal Holdings Inc.
2.40%	10/01/24	35,000	35,207
2.85%	10/01/29	30,000	30,224
PepsiCo Inc.
2.00%	04/15/21	200,000	200,368
2.75%	03/01/23	150,000	154,507
3.00%	10/15/27	100,000	105,876
3.38%	07/29/49	35,000	37,289
3.45%	10/06/46	50,000	53,729
PerkinElmer Inc.
3.30%	09/15/29	15,000	15,029
Petroleos Mexicanos
4.50%	01/23/26	100,000	96,670
5.50%	06/27/44	58,000	49,606
6.38%	01/23/45	250,000	231,690
6.50%	01/23/29 - 06/02/41	242,000	234,494
6.75%	09/21/47	113,000	107,895
Pfizer Inc.
2.80%	03/11/22	100,000	101,995
3.00%	09/15/21	120,000	122,514
3.20%	09/15/23	125,000	130,967
3.45%	03/15/29	50,000	54,174
3.60%	09/15/28	50,000	54,663
3.90%	03/15/39	125,000	141,400
4.00%	12/15/36 - 03/15/49	125,000	143,030
4.30%	06/15/43	100,000	118,240
Philip Morris International Inc.
2.88%	05/01/24	150,000	153,793
3.13%	03/02/28	50,000	51,526
3.38%	08/15/29	50,000	52,415
3.88%	08/21/42	92,000	94,723
Phillips 66
3.90%	03/15/28	50,000	53,898

State Street Total Return V.I.S. Fund

Schedule of Investments	September 30, 2019 (Unaudited)

		Principal Amount	Fair Value
4.88%	11/15/44	$45,000	$53,512
Phillips 66 Partners LP
3.15%	12/15/29	50,000	49,366
3.75%	03/01/28	10,000	10,398
4.68%	02/15/45	10,000	10,737
Pinnacle West Capital Corp.
2.25%	11/30/20	45,000	44,946
Plains All American Pipeline LP/PAA Finance Corp.
3.85%	10/15/23	100,000	103,405
4.50%	12/15/26	100,000	106,147
PNC Bank NA
2.55%	12/09/21	150,000	151,473
2.95%	02/23/25	100,000	103,451
3.10%	10/25/27	100,000	105,068
PPG Industries Inc.
3.75%	03/15/28	50,000	54,453
PPL Electric Utilities Corp.
4.15%	06/15/48	100,000	116,332
President & Fellows of Harvard College
3.15%	07/15/46	50,000	53,439
Principal Financial Group Inc.
3.40%	05/15/25	150,000	156,891
Prologis LP
4.25%	08/15/23	150,000	161,314
Providence Saint Joseph Health Obligated Group
3.93%	10/01/48	20,000	22,710
Providence St Joseph Health Obligated Group
2.53%	10/01/29	20,000	19,983	(f	)
Prudential Financial Inc.
3.70%	03/13/51	50,000	51,869
3.94%	12/07/49	90,000	97,104
4.35%	02/25/50	100,000	114,568
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70%	09/15/48	100,000	110,615	(g	)
Public Service Company of Colorado
3.70%	06/15/28	50,000	55,039
4.10%	06/15/48	30,000	35,069
Public Service Electric & Gas Co.
2.38%	05/15/23	100,000	101,276
3.20%	08/01/49	90,000	91,926
3.65%	09/01/28	25,000	27,378
Public Service Enterprise Group Inc.
2.88%	06/15/24	15,000	15,389
Public Storage
3.39%	05/01/29	30,000	32,148
Puget Energy Inc.
3.65%	05/15/25	150,000	154,642
QUALCOMM Inc.
4.30%	05/20/47	100,000	111,503
4.65%	05/20/35	150,000	176,538
Quest Diagnostics Inc.
4.25%	04/01/24	150,000	160,104
Raytheon Co.
3.15%	12/15/24	90,000	94,387
Realty Income Corp.
4.65%	08/01/23	100,000	108,560
Regency Centers LP
4.13%	03/15/28	50,000	54,347
Regions Financial Corp.
3.80%	08/14/23	100,000	105,492
Reinsurance Group of America Inc.
3.90%	05/15/29	50,000	53,202
RELX Capital Inc.
3.50%	03/16/23	30,000	31,070
4.00%	03/18/29	25,000	27,272
RenaissanceRe Holdings Ltd.
3.60%	04/15/29	25,000	26,491
Republic Services Inc.
2.50%	08/15/24	70,000	70,835
Reynolds American Inc.
4.45%	06/12/25	100,000	106,580

		Principal Amount	Fair Value
Rio Tinto Finance USA Ltd.
5.20%	11/02/40	$150,000	$194,712
Rockwell Automation Inc.
3.50%	03/01/29	45,000	48,774
Rogers Communications Inc.
2.90%	11/15/26	100,000	102,413
3.00%	03/15/23	50,000	51,117
3.63%	12/15/25	60,000	63,880
Roper Technologies Inc.
3.80%	12/15/26	100,000	107,107
Royal Bank of Canada
2.15%	10/26/20	125,000	125,187
2.30%	03/22/21	150,000	150,792
2.75%	02/01/22	50,000	50,950
2.80%	04/29/22	100,000	101,872
Royal Bank of Scotland Group PLC
3.88%	09/12/23	100,000	103,224
5.13%	05/28/24	80,000	85,233
6.00%	12/19/23	75,000	82,342
6.10%	06/10/23	35,000	38,165
6.13%	12/15/22	85,000	91,966
Royal Bank of Scotland Group PLC (4.89% fixed rate until 05/18/28; 1.75% + 3 month USD LIBOR thereafter)
4.89%	05/18/29	100,000	109,935	(g	)
RPM International Inc.
4.25%	01/15/48	50,000	48,940
Ryder System Inc.
3.40%	03/01/23	150,000	155,001
S&P Global Inc.
4.40%	02/15/26	100,000	111,688
Sabine Pass Liquefaction LLC
5.63%	02/01/21 - 03/01/25	310,000	332,250
5.75%	05/15/24	35,000	38,992
Sabra Health Care LP/Sabra Capital Corp.
3.90%	10/15/29	25,000	24,666	(f	)
San Diego Gas & Electric Co.
3.60%	09/01/23	100,000	104,780
Sanofi
3.63%	06/19/28	100,000	110,714
Santander Holdings USA Inc.
3.40%	01/18/23	50,000	51,105
4.40%	07/13/27	50,000	53,593
4.45%	12/03/21	200,000	207,726
Santander UK Group Holdings PLC (3.37% fixed rate until 01/05/23; 1.08% + 3 month USD LIBOR thereafter)
3.37%	01/05/24	100,000	101,465	(g	)
Santander UK PLC
2.88%	06/18/24	200,000	202,764
Seagate HDD Cayman
4.75%	06/01/23	51,000	53,250
Sempra Energy
3.80%	02/01/38	100,000	102,862
4.05%	12/01/23	150,000	158,952
Shell International Finance BV
3.50%	11/13/23	140,000	148,336	(b	)
4.00%	05/10/46	150,000	172,653
4.13%	05/11/35	150,000	172,963
4.38%	05/11/45	100,000	121,006
Shire Acquisitions Investments Ireland DAC
3.20%	09/23/26	150,000	154,755
Simon Property Group LP
2.00%	09/13/24	100,000	99,123
2.45%	09/13/29	100,000	97,886
2.75%	02/01/23	121,000	123,387
3.25%	09/13/49	100,000	97,853
SL Green Operating Partnership LP
3.25%	10/15/22	30,000	30,596
Southern California Edison Co.
3.40%	06/01/23	100,000	103,529
3.60%	02/01/45	125,000	126,026
4.20%	03/01/29	100,000	111,410

State Street Total Return V.I.S. Fund

Schedule of Investments	September 30, 2019 (Unaudited)

		Principal Amount	Fair Value
Southern Copper Corp.
5.88%	04/23/45	$155,000	$188,694
Southwest Airlines Co.
3.00%	11/15/26	100,000	102,237
Southwestern Electric Power Co.
3.85%	02/01/48	100,000	106,069
Spectra Energy Partners LP
3.50%	03/15/25	150,000	155,862
Spirit Realty LP
3.40%	01/15/30	25,000	24,874
SSM Health Care Corp.
3.69%	06/01/23	10,000	10,506
Stanley Black & Decker Inc.
2.90%	11/01/22	150,000	153,406
Starbucks Corp.
2.20%	11/22/20	20,000	20,032
3.10%	03/01/23	50,000	51,628
3.50%	03/01/28	50,000	53,670
3.75%	12/01/47	35,000	36,157
4.45%	08/15/49	100,000	115,797
Stryker Corp.
3.65%	03/07/28	150,000	162,351
Sumitomo Mitsui Financial Group Inc.
2.70%	07/16/24	200,000	202,008
2.78%	10/18/22	200,000	202,944
3.01%	10/19/26	100,000	102,585
3.35%	10/18/27	50,000	52,599
3.94%	10/16/23	100,000	105,944
4.31%	10/16/28	100,000	113,031
Suncor Energy Inc.
6.85%	06/01/39	150,000	214,059
Sunoco Logistics Partners Operations LP
5.95%	12/01/25	150,000	171,606
SunTrust Bank
2.80%	05/17/22	50,000	50,846
3.00%	02/02/23	100,000	102,395
3.20%	04/01/24	50,000	51,960
SunTrust Banks Inc.
4.00%	05/01/25	50,000	54,060
Svenska Handelsbanken AB
3.35%	05/24/21	150,000	152,980
Synchrony Financial
2.85%	07/25/22	15,000	15,131
3.95%	12/01/27	100,000	102,390
4.38%	03/19/24	35,000	37,144
Sysco Corp.
3.55%	03/15/25	100,000	106,035
4.45%	03/15/48	100,000	116,650
Takeda Pharmaceutical Company Ltd.
4.00%	11/26/21	100,000	103,321	(e	)
4.40%	11/26/23	50,000	53,897	(e	)
5.00%	11/26/28	50,000	58,524	(e	)
Tampa Electric Co.
4.30%	06/15/48	50,000	58,417
Target Corp.
3.38%	04/15/29	50,000	53,854
3.90%	11/15/47	50,000	57,178
4.00%	07/01/42	150,000	172,413
TC PipeLines LP
3.90%	05/25/27	100,000	104,349
TD Ameritrade Holding Corp.
2.95%	04/01/22	150,000	153,588
Telefonica Emisiones S.A.
4.90%	03/06/48	150,000	167,572
TELUS Corp.
4.60%	11/16/48	50,000	59,123
Texas Instruments Inc.
3.88%	03/15/39	100,000	115,556
Textron Inc.
3.90%	09/17/29	50,000	53,507
The Allstate Corp.
4.20%	12/15/46	100,000	116,155

		Principal Amount	Fair Value
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%	08/15/53	$50,000	$53,352	(g	)
The Bank of New York Mellon Corp.
2.80%	05/04/26	30,000	30,782
3.00%	02/24/25	105,000	109,105
3.45%	08/11/23	200,000	209,562
3.50%	04/28/23	100,000	104,807
3.85%	04/28/28	100,000	111,569
The Bank of Nova Scotia
2.50%	01/08/21	200,000	201,224
3.13%	04/20/21	100,000	101,697
The Boeing Co.
2.30%	08/01/21	15,000	15,065
2.95%	02/01/30	50,000	51,527
3.20%	03/01/29	50,000	52,502
3.38%	06/15/46	150,000	150,688
3.75%	02/01/50	50,000	54,092
The Charles Schwab Corp.
3.85%	05/21/25	150,000	161,601
The Clorox Co.
3.50%	12/15/24	150,000	159,423
The Coca-Cola Co.
1.75%	09/06/24	100,000	99,250
2.13%	09/06/29	100,000	98,181
2.45%	11/01/20	150,000	150,894
The Dayton Power & Light Co.
3.95%	06/15/49	15,000	16,608	(e	)
The Dow Chemical Co.
3.00%	11/15/22	137,000	139,718
4.38%	11/15/42	237,000	246,245
The George Washington University
4.13%	09/15/48	50,000	59,360
The Goldman Sachs Group Inc.
2.60%	12/27/20	100,000	100,131
3.00%	04/26/22	100,000	101,083
3.50%	11/16/26	150,000	155,980
3.63%	02/20/24	180,000	188,667
3.85%	07/08/24	150,000	158,914
4.80%	07/08/44	100,000	119,446
5.75%	01/24/22	100,000	107,750
6.25%	02/01/41	150,000	207,510
6.75%	10/01/37	200,000	269,664
The Goldman Sachs Group Inc. (2.88% fixed rate until 10/31/21; 0.82% + 3 month USD LIBOR thereafter)
2.88%	10/31/22	200,000	202,266	(g	)
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02%	10/31/38	100,000	107,547	(g	)
The Hartford Financial Services Group Inc.
4.40%	03/15/48	100,000	114,550
The Hershey Co.
3.38%	05/15/23	50,000	52,380
The Home Depot Inc.
2.13%	09/15/26	45,000	44,800
2.63%	06/01/22	190,000	194,184
3.90%	12/06/28	100,000	112,320
4.20%	04/01/43	150,000	175,635
4.40%	04/01/21	150,000	154,786
4.50%	12/06/48	100,000	124,795
The Interpublic Group of Companies Inc.
4.65%	10/01/28	10,000	11,203
The JM Smucker Co.
3.38%	12/15/27	100,000	105,251
The Kroger Co.
3.85%	08/01/23	150,000	158,076
4.50%	01/15/29	100,000	111,706
5.40%	01/15/49	100,000	117,986
The Mosaic Co.
3.25%	11/15/22	50,000	51,103
4.05%	11/15/27	50,000	52,003

State Street Total Return V.I.S. Fund

Schedule of Investments	September 30, 2019 (Unaudited)

		Principal Amount	Fair Value
The PNC Financial Services Group Inc.
3.50%	01/23/24	$110,000	$116,257
The Procter & Gamble Co.
1.70%	11/03/21	200,000	199,718
2.45%	11/03/26	100,000	102,706
The Progressive Corp.
4.35%	04/25/44	100,000	118,847
The Sherwin-Williams Co.
3.95%	01/15/26	100,000	106,649
4.20%	01/15/22	100,000	103,933
4.50%	06/01/47	100,000	112,119
The Southern Co. (5.50% fixed rate until 03/15/22; 3.63% + 3 month USD LIBOR thereafter)
5.50%	03/15/57	100,000	103,933	(g	)
The Timken Co.
4.50%	12/15/28	20,000	21,489
The Toronto-Dominion Bank
2.65%	06/12/24	100,000	101,932
3.25%	06/11/21 - 03/11/24	200,000	206,578
The Travelers Companies Inc.
4.00%	05/30/47	100,000	114,678
5.35%	11/01/40	100,000	133,109
The Walt Disney Co.
3.38%	11/15/26	100,000	107,462	(e	)
4.75%	11/15/46	100,000	130,568	(e	)
6.65%	11/15/37	179,000	269,393	(e	)
The Western Union Co.
3.60%	03/15/22	150,000	154,305
The Williams Companies Inc.
3.70%	01/15/23	10,000	10,344
4.55%	06/24/24	40,000	43,074
4.85%	03/01/48	70,000	75,072
5.10%	09/15/45	150,000	165,024
5.75%	06/24/44	15,000	17,726
5.80%	11/15/43	150,000	175,314
Thermo Fisher Scientific Inc.
2.60%	10/01/29	150,000	149,670	(f	)
3.30%	02/15/22	80,000	82,684
4.15%	02/01/24	25,000	26,832
Time Warner Cable LLC
4.50%	09/15/42	150,000	147,070
Total Capital International S.A.
2.43%	01/10/25	50,000	50,709
2.75%	06/19/21	150,000	152,014
3.46%	02/19/29	100,000	108,155
Total Capital S.A.
3.88%	10/11/28	25,000	27,942
Total System Services Inc.
4.45%	06/01/28	100,000	110,261
Toyota Motor Credit Corp.
2.60%	01/11/22	100,000	101,557
2.70%	01/11/23	100,000	102,474
2.95%	04/13/21	100,000	101,610
3.05%	01/08/21	25,000	25,359
3.35%	01/08/24	100,000	105,400
3.45%	09/20/23	50,000	52,837
3.65%	01/08/29	100,000	110,730
TransCanada PipeLines Ltd.
4.25%	05/15/28	50,000	55,262
5.10%	03/15/49	50,000	59,934
7.63%	01/15/39	100,000	148,611
Transcontinental Gas Pipe Line Company LLC
4.00%	03/15/28	100,000	106,242
Tucson Electric Power Co.
4.85%	12/01/48	50,000	63,016
TWDC Enterprises 18 Corp.
2.30%	02/12/21	130,000	130,838
3.00%	07/30/46	60,000	60,355
Tyson Foods Inc.
4.00%	03/01/26	15,000	16,239
4.88%	08/15/34	70,000	82,711
5.10%	09/28/48	35,000	42,492

		Principal Amount	Fair Value
U.S. Bancorp
2.63%	01/24/22	$100,000	$101,344
3.00%	07/30/29	100,000	103,075
UDR Inc.
4.40%	01/26/29	50,000	56,187
Unilever Capital Corp.
2.00%	07/28/26	150,000	148,552
2.75%	03/22/21	100,000	101,070
2.90%	05/05/27	100,000	104,688
Union Electric Co.
2.95%	06/15/27	100,000	103,632
3.50%	03/15/29	25,000	27,182
3.65%	04/15/45	35,000	37,350
Union Pacific Corp.
3.00%	04/15/27	100,000	103,537
3.20%	06/08/21	100,000	101,813
3.50%	06/08/23	50,000	52,314
3.55%	08/15/39	15,000	15,740
3.70%	03/01/29	65,000	70,798
3.95%	09/10/28 - 08/15/59	50,000	54,460
4.38%	09/10/38	15,000	17,335
4.50%	09/10/48	30,000	35,713
4.80%	09/10/58	75,000	91,581
United Airlines 2013-1 Class A Pass Through Trust
4.30%	08/15/25	188,162	202,285
United Parcel Service Inc.
2.05%	04/01/21	100,000	100,022
2.45%	10/01/22	175,000	177,585
3.05%	11/15/27	50,000	52,402
3.75%	11/15/47	50,000	53,353
United Technologies Corp.
3.35%	08/16/21	110,000	112,680
3.65%	08/16/23	20,000	21,162
3.95%	08/16/25	15,000	16,425
4.13%	11/16/28	30,000	33,937
4.45%	11/16/38	160,000	190,946
4.50%	06/01/42	158,000	189,150
4.63%	11/16/48	15,000	18,701
UnitedHealth Group Inc.
2.88%	08/15/29	75,000	76,621
2.95%	10/15/27	200,000	206,546
3.10%	03/15/26	150,000	156,577
3.50%	02/15/24 - 08/15/39	70,000	73,180
3.70%	12/15/25 - 08/15/49	75,000	79,457
3.75%	10/15/47	100,000	106,051
3.88%	12/15/28	15,000	16,531
4.45%	12/15/48	10,000	11,851
4.63%	07/15/35	45,000	54,370
6.88%	02/15/38	100,000	148,001
University of Notre Dame du Lac
3.39%	02/15/48	25,000	27,779
Unum Group
4.50%	12/15/49	30,000	29,067
US Bancorp
3.95%	11/17/25	100,000	110,031
US Bank NA
2.05%	10/23/20	150,000	150,109
2.80%	01/27/25	150,000	154,725
Vale Overseas Ltd.
6.88%	11/10/39	100,000	127,360
Valero Energy Corp.
6.63%	06/15/37	150,000	193,809
Valero Energy Partners LP
4.38%	12/15/26	100,000	108,832
Ventas Realty LP
4.00%	03/01/28	150,000	160,861
4.40%	01/15/29	100,000	110,784
VEREIT Operating Partnership LP
4.13%	06/01/21	15,000	15,348
4.60%	02/06/24	20,000	21,484
4.88%	06/01/26	25,000	27,654

State Street Total Return V.I.S. Fund

Schedule of Investments	September 30, 2019 (Unaudited)

		Principal Amount	Fair Value
Verisk Analytics Inc.
4.13%	03/15/29	$60,000	$66,095
Verizon Communications Inc.
3.85%	11/01/42	236,000	252,511
3.88%	02/08/29	5,000	5,491
4.33%	09/21/28	109,000	123,510
4.40%	11/01/34	150,000	171,232
4.52%	09/15/48	150,000	176,506
4.81%	03/15/39	189,000	226,743
5.15%	09/15/23	200,000	223,716
5.25%	03/16/37	200,000	248,564
Viacom Inc.
5.85%	09/01/43	100,000	122,482
Virginia Electric & Power Co.
3.80%	04/01/28	100,000	109,524
4.60%	12/01/48	60,000	73,660
4.65%	08/15/43	100,000	120,839
Visa Inc.
2.15%	09/15/22	200,000	201,912
4.30%	12/14/45	100,000	123,824
Vodafone Group PLC
4.25%	09/17/50	55,000	56,243
4.38%	05/30/28 - 02/19/43	205,000	216,492
5.00%	05/30/38	100,000	113,905
5.25%	05/30/48	50,000	57,869
Vornado Realty LP
3.50%	01/15/25	50,000	51,514
Vulcan Materials Co.
4.70%	03/01/48	50,000	54,759
Wabtec Corp.
3.45%	11/15/26	100,000	100,809
Walgreens Boots Alliance Inc.
3.45%	06/01/26	55,000	56,801
4.50%	11/18/34	155,000	164,894
Walmart Inc.
1.90%	12/15/20	100,000	100,079
2.35%	12/15/22	100,000	101,434
2.65%	12/15/24	100,000	103,044
3.13%	06/23/21	50,000	51,165
3.25%	07/08/29	40,000	43,204
3.40%	06/26/23	50,000	52,643
3.63%	12/15/47	125,000	139,881
3.70%	06/26/28	100,000	110,921
3.95%	06/28/38	40,000	46,765
4.05%	06/29/48	185,000	222,255
Waste Connections Inc.
3.50%	05/01/29	50,000	53,197
Waste Management Inc.
2.90%	09/15/22	150,000	153,975
4.15%	07/15/49	65,000	75,820
WEC Energy Group Inc.
3.38%	06/15/21	65,000	66,395
Wells Fargo & Co.
2.50%	03/04/21	240,000	240,859
2.63%	07/22/22	200,000	202,218
3.75%	01/24/24	200,000	211,406
4.13%	08/15/23	150,000	159,111
4.15%	01/24/29	100,000	110,923
4.40%	06/14/46	150,000	168,039
4.65%	11/04/44	150,000	173,163
4.75%	12/07/46	100,000	117,834
5.61%	01/15/44	169,000	218,490
Wells Fargo Bank NA
3.55%	08/14/23	150,000	157,552
3.63%	10/22/21	200,000	205,664
Welltower Inc.
3.63%	03/15/24	25,000	26,222
4.25%	04/15/28	115,000	126,422
Western Midstream Operating LP
5.45%	04/01/44	150,000	132,507
Westlake Chemical Corp.
4.38%	11/15/47	50,000	49,083

		Principal Amount	Fair Value
Westpac Banking Corp.
2.00%	08/19/21	$100,000	$99,911
2.80%	01/11/22	100,000	101,745
3.30%	02/26/24	100,000	104,810
3.35%	03/08/27	100,000	106,666
Westpac Banking Corp. (2.24% fixed rate until 11/23/26; 2.24% + 5 Year US ISDA thereafter)
4.32%	11/23/31	100,000	105,627	(g	)
Weyerhaeuser Co. (REIT)
7.38%	03/15/32	100,000	139,960
Whirlpool Corp.
3.70%	05/01/25	150,000	157,203
Willis North America Inc.
3.88%	09/15/49	35,000	34,613
4.50%	09/15/28	50,000	55,358
Wisconsin Electric Power Co.
4.30%	10/15/48	10,000	11,872
Wisconsin Power & Light Co.
3.05%	10/15/27	100,000	103,975
Wisconsin Public Service Corp.
3.30%	09/01/49	20,000	20,319
WP Carey Inc.
3.85%	07/15/29	50,000	52,915
WRKCo Inc.
4.20%	06/01/32	50,000	54,802
4.65%	03/15/26	100,000	109,663
Xcel Energy Inc.
3.30%	06/01/25	150,000	156,265
4.00%	06/15/28	100,000	110,075
Zimmer Biomet Holdings Inc.
3.70%	03/19/23	75,000	78,181
Zoetis Inc.
4.70%	02/01/43	150,000	179,794
			138,276,384
Non-Agency Collateralized Mortgage Obligations – 0.3%
BANK 2018-BNK14
4.23%	09/15/60	191,106	217,197	(g	)
BANK 2019-BNK20
3.01%	09/15/61	50,000	52,231
BBCMS Mortgage Trust 2018-C2
4.31%	12/15/51	50,000	57,184
Benchmark 2018-B5 Mortgage Trust
4.21%	07/15/51	100,000	113,420
Benchmark 2019-B13 Mortgage Trust
2.95%	08/15/57	100,000	103,605	(f	)
Benchmark Mortgage Trust
4.12%	07/15/51	100,000	112,785	(g	)
CD 2017-CD6 Mortgage Trust
3.46%	11/13/50	150,000	160,810
Citigroup Commercial Mortgage Trust 2014-GC21
4.03%	05/10/47	100,000	106,285
Citigroup Commercial Mortgage Trust 2014-GC25
4.02%	10/10/47	300,000	320,403
Citigroup Commercial Mortgage Trust 2015-GC31
3.76%	06/10/48	250,000	270,051
COMM 2012-CCRE 1 Mortgage Trust
3.39%	05/15/45	468,712	480,427
COMM 2013-CCRE12 Mortgage Trust
4.05%	10/10/46	200,000	212,523
COMM 2015-LC19 Mortgage Trust
3.18%	02/10/48	150,000	155,868
CSAIL 2018-CX12 Commercial Mortgage Trust
4.22%	08/15/51	300,000	338,774	(g	)
GS Mortgage Securities Trust 2015-GC28
3.98%	02/10/48	150,000	158,504
GS Mortgage Securities Trust 2016-GS3
2.78%	10/10/49	80,000	81,981
GS Mortgage Securities Trust 2017-GS5
3.67%	03/10/50	204,729	222,240
GS Mortgage Securities Trust 2019-GC38
3.97%	02/10/52	50,000	55,949

State Street Total Return V.I.S. Fund

Schedule of Investments	September 30, 2019 (Unaudited)

		Principal Amount	Fair Value
JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20
3.80%	07/15/47	$250,000	$266,835
JPMBB Commercial Mortgage Securities Trust 2013-C14
3.76%	08/15/46	191,750	197,805	(g	)
JPMBB Commercial Mortgage Securities Trust 2014-C22
3.80%	09/15/47	75,000	80,255
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29
3.14%	05/15/49	500,000	518,347
Morgan Stanley Capital I Trust 2016-UBS12
3.60%	12/15/49	150,000	161,382
UBS Commercial Mortgage Trust 2017-C4
3.56%	10/15/50	185,000	199,414
Wells Fargo Commercial Mortgage Trust 2012-LC5
2.92%	10/15/45	153,267	156,293
4.69%	10/15/45	220,000	231,735	(g	)
Wells Fargo Commercial Mortgage Trust 2017-C41
3.47%	11/15/50	300,000	322,201
WFRBS Commercial Mortgage Trust 2012-C7
3.43%	06/15/45	200,000	205,874
WFRBS Commercial Mortgage Trust 2013-C17
4.02%	12/15/46	35,000	37,380
WFRBS Commercial Mortgage Trust 2014-C23
3.65%	10/15/57	67,756	71,911
			5,669,669
Sovereign Bonds – 0.4%
Export Development Canada
2.50%	01/24/23	200,000	205,486
Export-Import Bank of Korea
3.00%	11/01/22	200,000	205,144
3.63%	11/27/23	200,000	212,160
Government of Canada
2.63%	01/25/22	200,000	204,510
Government of Colombia
5.00%	06/15/45	150,000	175,542
6.13%	01/18/41	250,000	326,750
Government of Hungary
5.38%	03/25/24	100,000	113,015
Government of Indonesia
4.75%	02/11/29	100,000	113,961
Government of Italy
5.38%	06/15/33	150,000	177,321
Government of Mexico
4.00%	10/02/23	200,000	211,132
4.35%	01/15/47	200,000	206,620
4.75%	03/08/44	102,000	110,545
5.75%	10/12/10	172,000	198,197
6.05%	01/11/40	130,000	164,105
Government of Panama
6.70%	01/26/36	150,000	213,756
Government of Peru
6.55%	03/14/37	147,000	215,083
7.35%	07/21/25	100,000	126,996
Government of Philippines
3.70%	03/01/41	200,000	230,890
3.75%	01/14/29	200,000	223,916
4.00%	01/15/21	100,000	102,299
4.20%	01/21/24	200,000	216,974
Government of Poland
3.00%	03/17/23	147,000	151,875
3.25%	04/06/26	100,000	106,302
5.00%	03/23/22	100,000	107,349
Government of Uruguay
4.50%	08/14/24	200,000	216,028
4.98%	04/20/55	200,000	235,008
Iraq Government AID Bond
2.15%	01/18/22	480,000	484,210
Japan Bank for International Cooperation
2.88%	07/21/27	200,000	212,336
3.38%	10/31/23	200,000	211,448
Korea International Bond
2.50%	06/19/29	200,000	204,578
Province of Alberta Canada

		Principal Amount	Fair Value
2.95%	01/23/24	$50,000	$52,418
3.35%	11/01/23	150,000	159,204
Province of Manitoba Canada
2.60%	04/16/24	100,000	103,588
Province of Ontario Canada
2.55%	02/12/21	150,000	151,389
3.05%	01/29/24	250,000	263,267
3.40%	10/17/23	150,000	159,438
Province of Quebec Canada
2.38%	01/31/22	200,000	202,876
The Korea Development Bank
2.63%	02/27/22	200,000	202,304
			7,178,020
Municipal Bonds and Notes – 0.2%
American Municipal Power Inc.
6.27%	02/15/50	100,000	137,823
Bay Area Toll Authority
6.26%	04/01/49	100,000	156,220
Chicago O’Hare International Airport
4.47%	01/01/49	100,000	126,429
Chicago Transit Authority
6.90%	12/01/40	75,000	105,298
Commonwealth of Massachusetts
4.50%	08/01/31	100,000	118,684	(b	)
Dallas Area Rapid Transit
5.02%	12/01/48	75,000	101,447
6.00%	12/01/44	100,000	146,654
East Bay Municipal Utility District
5.87%	06/01/40	100,000	141,192
Los Angeles Department of Water & Power
6.57%	07/01/45	100,000	159,551
6.60%	07/01/50	90,000	149,394
Los Angeles Unified School District
5.76%	07/01/29	110,000	135,148
Metropolitan Transportation Authority
6.81%	11/15/40	150,000	216,976
Municipal Electric Authority of Georgia
6.64%	04/01/57	124,000	171,135
New York City Water & Sewer System
6.01%	06/15/42	50,000	75,172
New York State Urban Development Corp.
3.90%	03/15/33	25,000	27,700
North Texas Tollway Authority
6.72%	01/01/49	100,000	163,703
Port Authority of New York & New Jersey
4.46%	10/01/62	100,000	127,143
5.31%	08/01/46	200,000	223,914
Sales Tax Securitization Corp.
4.64%	01/01/40	25,000	29,211
San Diego County Water Authority
6.14%	05/01/49	100,000	147,354
South Carolina State Public Service Authority
6.45%	01/01/50	50,000	77,622
State of California
7.60%	11/01/40	100,000	169,173	(b	)
University of California
4.60%	05/15/31	100,000	117,555
6.58%	05/15/49	100,000	150,541
University of Texas System
4.79%	08/15/46	100,000	127,841
			3,302,880
U.S. Government Sponsored Agency – 0.0%*
Tennessee Valley Authority
3.50%	12/15/42	500,000	576,855
Total Bonds and Notes (Cost $543,583,241)			568,520,212

State Street Total Return V.I.S. Fund

Schedule of Investments	September 30, 2019 (Unaudited)

	Number of Shares	Fair Value
Exchange Traded & Mutual Funds – 16.1%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	3,645,202	$56,938,055
SPDR Bloomberg Barclays High Yield Bond ETF	1,247,698	135,674,681	(i	)
SPDR Dow Jones REIT ETF	1,109,591	116,029,931	(i	)
Total Exchange Traded & Mutual Funds (Cost $305,662,352)		308,642,667
Total Investments in Securities (Cost $1,744,718,234)		1,835,671,171

	Number of Shares	Fair Value
Short-Term Investments – 4.9%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 1.92% (Cost $93,310,585)	93,310,585	$93,310,585	(b,i,j	)
Total Investments (Cost $1,838,028,819)		1,928,981,756
Liabilities in Excess of Other Assets, net – (0.7)%		(12,739,560)

NET ASSETS – 100.0%		$1,916,242,196

Other Information:

The Fund had the following long futures contracts open at September 30, 2019:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index Futures	December 2019	9	$713,538	$686,250	$(27,288)
MSCI EAFE Mini Futures	December 2019	49	4,642,077	4,651,080	9,003
MSCI Emerging Market Mini Futures	December 2019	45	2,330,849	2,254,275	(76,574)
S&P 500 Emini Index Futures	December 2019	31	4,659,511	4,616,675	(42,836)
					$(137,695)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	At September 30, 2019, all or a portion of this security was pledged to cover collateral requirements for futures and/or TBAs.
(c)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Directors.
(d)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Directors. Security value is determined based on level 3 inputs.
(e)

Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, these securities amounted to $5,987,413 or 0.31% of the net assets of the State Street Total Return V.I.S. Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Directors.

(f)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (“TBA”) in the future.
(g)

Variable Rate Security - Interest rate shown is rate in effect at September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(h)	Step coupon bond.
(i)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(j)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of September 30, 2019.
*	Less than 0.05%.
**	Amount is less than $0.50.

Abbreviations:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
ISDA	International Swaps and Derivatives Association
LIBOR	London Interbank Offered Rate

State Street Total Return V.I.S. Fund

Schedule of Investments	September 30, 2019 (Unaudited)

NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SPDR	Standard and Poor’s Depositary Receipt
TBA	To Be Announced

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2019:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Domestic Equity	$603,557,029	$327	$—	$603,557,356
Foreign Equity	354,481,783	468,180	973	354,950,936
U.S. Treasuries	—	271,546,950	—	271,546,950
Agency Mortgage Backed	—	136,433,353	—	136,433,353
Agency Collateralized Mortgage Obligations	—	3,497,549	—	3,497,549
Asset Backed	—	2,038,552	—	2,038,552
Corporate Notes	—	138,276,384	—	138,276,384
Non-Agency Collateralized Mortgage Obligations	—	5,669,669	—	5,669,669
Sovereign Bonds	—	7,178,020	—	7,178,020
Municipal Bonds and Notes	—	3,302,880	—	3,302,880
U.S. Government Sponsored Agencies	—	576,855	—	576,855
Exchange Traded & Mutual Funds	308,642,667	—	—	308,642,667
Short-Term Investments	93,310,585	—	—	93,310,585

Total Investments in Securities	$1,359,992,064	$568,988,719	$973	$1,928,981,756

Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$9,003	$—	$—	$9,003
Long Futures Contracts - Unrealized Depreciation	(146,698)	—	—	(146,698)

Total Other Financial Instruments	$(137,695)	$—	$—	$(137,695)

The Fund was invested in the following countries/territories at September 30, 2019 (unaudited):

Country/Territory	Percentage (based on Fair Value)
United States	78.70%
Japan	3.02%
United Kingdom	2.43%
Canada	2.14%
Switzerland	2.03%
Australia	1.28%
France	1.14%
Germany	1.13%
Ireland	0.90%
Hong Kong	0.78%
China	0.58%
Sweden	0.49%
Netherlands	0.44%
Italy	0.40%
Bermuda	0.38%
Supranational	0.34%
Singapore	0.32%
Finland	0.28%
Taiwan	0.28%
Spain	0.27%
South Korea	0.26%
India	0.24%
Israel	0.23%
Norway	0.16%
Belgium	0.15%
Brazil	0.15%
Denmark	0.14%
Mexico	0.11%
Puerto Rico	0.11%
New Zealand	0.10%
Russian Federation	0.10%
South Africa	0.10%
Luxembourg	0.08%
Cayman Islands	0.08%
Thailand	0.06%
Colombia	0.06%
Poland	0.06%
Philippines	0.06%

State Street Total Return V.I.S. Fund

Schedule of Investments	September 30, 2019 (Unaudited)

Country/Territory	Percentage (based on Fair Value)
Malaysia	0.05%
Panama	0.04%
Indonesia	0.04%
Chile	0.04%
Saudi Arabia	0.03%
Turkey	0.03%
Iraq	0.03%
Uruguay	0.02%
Hungary	0.02%
Peru	0.02%
Greece	0.02%
Qatar	0.01%
Austria	0.01%
United Arab Emirates	0.01%
Monaco	0.01%
Guernsey	0.01%
Czech Republic	0.01%
Jersey	0.01%
Czech	0.01%
Pakistan	0.00%

100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at September 30, 2019 (unaudited):

Industry	Domestic	Foreign	Total
Exchange Traded Funds	16.00%	0.00%	16.00%
Property & Casualty Insurance	2.02%	0.31%	2.33%
Electric Utilities	0.88%	0.57%	1.45%
Multi-Line Insurance	0.15%	1.27%	1.42%
Pharmaceuticals	0.84%	0.50%	1.34%
Multi-Sector Holdings	1.00%	0.25%	1.25%
IT Consulting & Other Services	0.31%	0.84%	1.15%
Life & Health Insurance	0.56%	0.55%	1.11%
Application Software	1.10%	0.00%	1.10%
Industrial Machinery	0.53%	0.52%	1.05%
Healthcare Equipment	0.89%	0.16%	1.05%
Food Retail	0.29%	0.68%	0.97%
Diversified Banks	0.00%	0.95%	0.95%
Automobile Manufacturers	0.72%	0.21%	0.93%
Technology Hardware, Storage & Peripherals	0.49%	0.43%	0.92%
Retail REITs	0.50%	0.40%	0.90%
Integrated Telecommunication Services	0.00%	0.90%	0.90%
Oil & Gas Refining & Marketing	0.79%	0.08%	0.87%
Semiconductors	0.75%	0.07%	0.82%
Household Products	0.78%	0.03%	0.81%
Industrial Conglomerates	0.72%	0.08%	0.80%
Communications Equipment	0.77%	0.00%	0.77%
Home Building	0.33%	0.44%	0.77%
Apparel Retail	0.65%	0.11%	0.76%
Packaged Foods & Meats	0.53%	0.20%	0.73%
Hypermarkets & Super Centers	0.67%	0.06%	0.73%
Reinsurance	0.10%	0.61%	0.71%
Mortgage REITs	0.70%	0.00%	0.70%
Multi-Utilities	0.43%	0.26%	0.69%
Movies & Entertainment	0.63%	0.05%	0.68%
Restaurants	0.64%	0.02%	0.66%
Industrial Gases	0.15%	0.49%	0.64%
Semiconductor Equipment	0.52%	0.05%	0.57%
Trading Companies & Distributors	0.17%	0.37%	0.54%
Systems Software	0.50%	0.03%	0.53%
Regional Banks	0.37%	0.15%	0.52%
Integrated Oil & Gas	0.20%	0.31%	0.51%
Gas Utilities	0.22%	0.27%	0.49%
Data Processing & Outsourced Services	0.42%	0.06%	0.48%
Auto Parts & Equipment	0.19%	0.28%	0.47%
Financial Exchanges & Data	0.31%	0.15%	0.46%
Asset Management & Custody Banks	0.18%	0.26%	0.44%
Metal & Glass Containers	0.43%	0.00%	0.43%

State Street Total Return V.I.S. Fund

Schedule of Investments	September 30, 2019 (Unaudited)

Industry	Domestic	Foreign	Total
Aerospace & Defense	0.31%	0.12%	0.43%
Construction & Engineering	0.22%	0.20%	0.42%
Diversified REITs	0.21%	0.21%	0.42%
Personal Products	0.00%	0.40%	0.40%
Technology Distributors	0.34%	0.01%	0.35%
Automotive Retail	0.34%	0.01%	0.35%
Airlines	0.24%	0.09%	0.33%
Construction Machinery & Heavy Trucks	0.28%	0.05%	0.33%
Healthcare Facilities	0.31%	0.01%	0.32%
General Merchandise Stores	0.00%	0.31%	0.31%
Air Freight & Logistics	0.27%	0.04%	0.31%
Advertising	0.26%	0.05%	0.31%
Research & Consulting Services	0.17%	0.13%	0.30%
Healthcare Distributors	0.17%	0.12%	0.29%
Tires & Rubber	0.02%	0.26%	0.28%
Environmental & Facilities Services	0.27%	0.00%	0.27%
Biotechnology	0.24%	0.03%	0.27%
Internet & Direct Marketing Retail	0.21%	0.06%	0.27%
Specialized REITs	0.23%	0.00%	0.23%
Health Care REITs	0.23%	0.00%	0.23%
Specialty Chemicals	0.04%	0.19%	0.23%
Steel	0.09%	0.12%	0.21%
Broadcasting	0.16%	0.05%	0.21%
Electronic Manufacturing Services	0.16%	0.04%	0.20%
Human Resource & Employment Services	0.15%	0.05%	0.20%
Consumer Finance	0.20%	0.00%	0.20%
Security & Alarm Services	0.00%	0.20%	0.20%
Trucking	0.17%	0.03%	0.20%
Electronic Equipment & Instruments	0.07%	0.12%	0.19%
Industrial REITs	0.01%	0.18%	0.19%
Apparel, Accessories & Luxury Goods	0.03%	0.16%	0.19%
Cable & Satellite	0.14%	0.05%	0.19%
Distributors	0.18%	0.00%	0.18%
Office REITs	0.06%	0.12%	0.18%
Real Estate Operating Companies	0.01%	0.17%	0.18%
Specialty Stores	0.17%	0.01%	0.18%
Diversified Support Services	0.18%	0.00%	0.18%
Managed Healthcare	0.17%	0.00%	0.17%
Thrifts & Mortgage Finance	0.16%	0.00%	0.16%
Independent Power Producers & Energy Traders	0.06%	0.10%	0.16%
Department Stores	0.05%	0.11%	0.16%
Leisure Products	0.03%	0.12%	0.15%
Healthcare Services	0.09%	0.06%	0.15%
Internet Services & Infrastructure	0.09%	0.06%	0.15%
Wireless Telecommunication Services	0.04%	0.09%	0.13%
Hotel & Resort REITs	0.13%	0.00%	0.13%
Electronic Components	0.07%	0.05%	0.12%
Food Distributors	0.10%	0.01%	0.11%
Consumer Electronics	0.11%	0.00%	0.11%
Life Sciences Tools & Services	0.07%	0.04%	0.11%
Commercial Printing	0.01%	0.10%	0.11%
Real Estate Development	0.00%	0.10%	0.10%
Investment Banking & Brokerage	0.10%	0.00%	0.10%
Footwear	0.08%	0.02%	0.10%
Insurance Brokers	0.10%	0.00%	0.10%
Diversified Real Estate Activities	0.00%	0.10%	0.10%
Commodity Chemicals	0.01%	0.08%	0.09%
Interactive Media & Services	0.05%	0.04%	0.09%
Marine	0.00%	0.09%	0.09%
Oil & Gas Storage & Transportation	0.03%	0.05%	0.08%
Household Appliances	0.00%	0.08%	0.08%
Home Improvement Retail	0.03%	0.05%	0.08%
Electrical Components & Equipment	0.08%	0.00%	0.08%
Gold	0.00%	0.07%	0.07%
Residential REITs	0.07%	0.00%	0.07%
Distillers & Vintners	0.00%	0.07%	0.07%
Home Furnishing Retail	0.07%	0.00%	0.07%
Paper Packaging	0.06%	0.00%	0.06%
Publishing	0.04%	0.02%	0.06%
Agricultural Products	0.00%	0.06%	0.06%
Alternative Carriers	0.06%	0.00%	0.06%
Soft Drinks	0.05%	0.00%	0.05%

State Street Total Return V.I.S. Fund

Schedule of Investments	September 30, 2019 (Unaudited)

Industry	Domestic	Foreign	Total
Brewers	0.05%	0.00%	0.05%
Healthcare Supplies	0.05%	0.00%	0.05%
Agricultural & Farm Machinery	0.05%	0.00%	0.05%
Renewable Electricity	0.00%	0.05%	0.05%
Airport Services	0.03%	0.02%	0.05%
Building Products	0.05%	0.00%	0.05%
Coal & Consumable Fuels	0.02%	0.03%	0.05%
Railroads	0.00%	0.05%	0.05%
Interactive Home Entertainment	0.05%	0.00%	0.05%
Other Diversified Financial Services	0.04%	0.00%	0.04%
Diversified Metals & Mining	0.00%	0.04%	0.04%
Hotels, Resorts & Cruise Lines	0.04%	0.00%	0.04%
Construction Materials	0.00%	0.04%	0.04%
Oil & Gas Equipment & Services	0.04%	0.00%	0.04%
Office Services & Supplies	0.02%	0.02%	0.04%
Computer & Electronics Retail	0.00%	0.03%	0.03%
Marine Ports & Services	0.00%	0.03%	0.03%
Education Services	0.03%	0.00%	0.03%
Tobacco	0.01%	0.02%	0.03%
Diversified Chemicals	0.00%	0.02%	0.02%
Oil & Gas Drilling	0.02%	0.00%	0.02%
Paper Products	0.01%	0.00%	0.01%
Oil & Gas Exploration & Production	0.01%	0.00%	0.01%
Real Estate Services	0.01%	0.00%	0.01%
Casinos & Gaming	0.00%	0.01%	0.01%
Water Utilities	0.00%	0.01%	0.01%
Motorcycle Manufacturers	0.00%	0.01%	0.01%
Diversified Capital Markets	0.00%	0.01%	0.01%
Healthcare Technology	0.01%	0.00%	0.01%
Highways & Railtracks	0.00%	0.01%	0.01%
Drug Retail	0.00%	0.01%	0.01%
Fertilizers & Agricultural Chemicals	0.00%	0.01%	0.01%
Specialized Consumer Services	0.01%	0.00%	0.01%
Copper	0.00%	0.01%	0.01%
Specialized Finance	0.00%	0.00%	0.00%
Textiles	0.00%	0.00%	0.00%
Home Furnishings	0.00%	0.00%	0.00%
Aluminum	0.00%	0.00%	0.00%
Banks	0.00%	0.00%	0.00%

			65.69%

Sector	Percentage (based on Fair Value)
U.S. Treasuries	14.08%
Corporate Notes	7.17%
Agency Mortgage Backed	7.07%
Sovereign Bonds	0.37%
Non-Agency Collateralized Mortgage Obligations	0.29%
Agency Collateralized Mortgage Obligations	0.18%
Municipal Bonds and Notes	0.17%
Asset Backed	0.11%
U.S. Government Sponsored Agencies	0.03%

29.47%

Short-Term Investments
Short-Term Investments	4.84%

4.84%

100.00%

State Street Total Return V.I.S. Fund

Schedule of Investments	September 30, 2019 (Unaudited)

Affiliate Table

	Number of Shares Held at 12/31/18	Value At 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
SPDR Bloomberg Barclays High Yield Bond ETF	2,846,551	$95,615,648	$83,544,615	$50,958,040	$(348,833)	$7,821,291	1,247,698	$135,674,681	$4,969,334
SPDR Dow Jones REIT ETF	410,485	35,301,710	93,419,515	25,638,693	493,316	12,454,083	1,109,591	$116,029,931	2,142,462
State Street Institutional U.S. Government Money Market Fund—Class G Shares	90,625,489	90,625,489	410,422,390	407,737,294	—	—	93,310,585	93,310,585	1,018,823

TOTAL		$221,542,847	$587,386,520	$484,334,027	$144,483	$20,275,374		$345,015,197	$8,130,619

State Street Real Estate Securities V.I.S. Fund

Schedule of Investments	September 30, 2019 (Unaudited)

	Number of Shares	Fair Value
Common Stock (REITs) – 99.5% †
Alternate Housing – 6.9%
American Homes 4 Rent, Class A	28,080	$726,991
Invitation Homes Inc.	48,370	1,432,236
Sun Communities Inc.	11,700	1,736,865
		3,896,092
Diversified – 6.5%
JBG SMITH Properties	27,950	1,095,919
VEREIT Inc.	151,160	1,478,345
WP Carey Inc.	12,680	1,134,860
		3,709,124
Freestanding – 5.0%
National Retail Properties Inc.	15,389	867,940
Realty Income Corp.	17,350	1,330,398
STORE Capital Corp.	17,540	656,171
		2,854,509
Healthcare – 13.3%
CareTrust REIT Inc.	17,980	422,620
HCP Inc.	70,620	2,516,190
Healthcare Trust of America Inc., Class A	28,750	844,675
Omega Healthcare Investors Inc.	17,577	734,543
Senior Housing Properties Trust	25,310	234,244
Ventas Inc.	33,694	2,460,673
Welltower Inc.	3,825	346,736
		7,559,681
Hotel – 5.1%
DiamondRock Hospitality Co.	27,794	284,889
Host Hotels & Resorts Inc.	64,890	1,121,948
MGM Growth Properties LLC, Class A	13,890	417,394
Park Hotels & Resorts Inc.	31,771	793,322
Sunstone Hotel Investors Inc.	20,500	281,670
		2,899,223
Industrial – 10.6%
Americold Realty Trust	17,170	636,492
Industrial Logistics Properties Trust	14,440	306,850
Liberty Property Trust	17,980	922,913
Prologis Inc. REIT	41,340	3,522,995
Rexford Industrial Realty Inc.	14,195	624,864
		6,014,114
Multifamily – 13.6%
Apartment Investment & Management Co., Class A	15,330	799,306
AvalonBay Communities Inc.	9,746	2,098,606
Camden Property Trust	5,670	629,427
Equity Residential	33,940	2,927,665
Essex Property Trust Inc.	1,600	522,640
Mid-America Apartment Communities Inc.	5,420	704,654
		7,682,298

	Number of Shares	Fair Value
Office – 10.5%
Alexandria Real Estate Equities Inc.	7,540	$1,161,462
Boston Properties Inc.	4,970	644,410
Brandywine Realty Trust	27,770	420,715
Columbia Property Trust Inc.	28,760	608,274
Cousins Properties Inc.	8,862	333,123
Empire State Realty Trust Inc., Class A	46,060	657,276
Kilroy Realty Corp.	15,020	1,169,908
Mack-Cali Realty Corp.	21,350	462,441
VICI Properties Inc.	20,580	466,137
		5,923,746
Regional Malls – 4.9%
Simon Property Group Inc.	12,046	1,874,960
Taubman Centers Inc.	11,910	486,285
The Macerich Co.	13,227	417,841
		2,779,086
Self Storage – 6.4%
CubeSmart	28,920	1,009,308
Extra Space Storage Inc.	8,880	1,037,361
Life Storage Inc.	7,290	768,439
Public Storage	3,380	829,013
		3,644,121
Shopping Centers – 5.5%
Brixmor Property Group Inc.	24,940	506,033
Federal Realty Investment Trust	3,210	437,009
Regency Centers Corp.	6,060	421,109
Retail Opportunity Investments Corp.	35,450	646,254
Retail Properties of America Inc., Class A	72,874	897,808
Urban Edge Properties	9,965	197,207
		3,105,420
Specialty – 11.2%
CyrusOne Inc.	19,092	1,510,177
Digital Realty Trust Inc.	5,080	659,435
Equinix Inc.	5,350	3,085,880
Iron Mountain Inc.	33,100	1,072,109
		6,327,601
Total Common Stock (REITs) (Cost $46,740,104)		56,395,015
Short-Term Investments – 0.2%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 1.92% (Cost $124,469)	124,469	124,469	(a,b	)
Total Investments (Cost $46,864,573)		56,519,484
Other Assets and Liabilities, net – 0.3%		164,047

NET ASSETS – 100.0%		$56,683,531

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Coupon amount represents effective yield.
(b)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of September 30, 2019.

Abbreviations:

REIT	Real Estate Investment Trust

State Street Real Estate Securities V.I.S. Fund

Schedule of Investments	September 30, 2019 (Unaudited)

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2019:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$56,395,015	$—	$—	$56,395,015
Short-Term Investments	124,469	—	—	124,469

Total Investments in Securities	$56,519,484	$—	$—	$56,519,484

Affiliate Table

	Number of Shares Held at 12/31/18	Value At 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	66,693	$66,693	$5,215,463	$5,157,687	—	—	124,469	$124,469	$2,534

Notes to Schedule of Investments	September 30, 2019 (Unaudited)

Security Valuation Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•

Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•

Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•	Debt obligations (including short term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•

Options on futures are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options on futures are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with the valuation policy and procedures approved by the Board.

•

Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Each Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Notes to Schedule of Investments	September 30, 2019 (Unaudited)

The value of each Fund’s investments according to the fair value hierarchy as of September 30, 2019 is disclosed in each Fund’s respective Schedule of Investments.

Futures Contracts

A futures contract is an agreement to buy or sell a specific amount of a commodity, financial instrument, currency or index at a particular price and future date. Certain Funds may invest in interest rate, financial and stock or bond index futures contracts subject to certain limitations. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to a Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, a Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by a Fund each day, depending on the daily fluctuation in the fair value of the underlying security. A Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, a Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. A Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

During the period ended September 30, 2019, the following Funds entered into futures contracts for strategies listed below:

Funds	Strategies
State Street U.S. Equity V.I.S. Fund	Equitization of cash
State Street S&P 500 Index V.I.S. Fund	Equitization of cash
State Street Premier Growth Equity V.I.S. Fund	Equitization of cash
State Street Small-Cap Equity V.I.S. Fund	Equitization of cash
State Street Income V.I.S. Fund	Management of Interest Rate Risk
State Street Total Return V.I.S. Fund	Equitization of cash

Options on Futures Contracts

Certain Funds may purchase and write options, including options on futures contracts, subject to certain limitations. Writing puts and buying calls tend to increase a Fund’s exposure to the underlying instrument while buying puts and writing calls tend to decrease a Fund’s exposure to the underlying instrument. A Fund will not enter into a transaction involving options for speculative purposes. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts.

When a Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gain from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying instrument or the cost basis of the securities purchased is adjusted by the original premium received or paid. In return for a premium paid, call and put options on futures contracts give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price.

For the period ended September 30, 2019, the State Street Income V.I.S. Fund purchased and wrote options in order to manage exposure to interest rates.

Credit Default Swaps

During the period ended September 30, 2019, the State Street Income V.I.S. Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no

Notes to Schedule of Investments	September 30, 2019 (Unaudited)

credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.

During the period ended September 30, 2019, the State Street Income V.I.S Fund entered into interest rate swaps in order to manage exposure to interest rates.

Delayed Delivery Transactions and When-Issued Securities

During the period, the State Street Income V.I.S. Fund and the State Street Total Return V.I.S. Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

To-Be-Announced Transactions

The State Street Income V.I.S. Fund and the State Street Total Return V.I.S. Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.

The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll a Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. A fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.

Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.

Notes to Schedule of Investments	September 30, 2019 (Unaudited)

Income Taxes

At September 30, 2019, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
State Street U.S. Equity V.I.S. Fund	$19,182,072	$6,733,552	$924,553	$5,808,999
State Street S&P 500 Index V.I.S. Fund	76,267,863	110,419,191	9,339,725	101,079,466
State Street Premier Growth Equity V.I.S. Fund	21,246,833	12,624,057	1,516,234	11,107,823
State Street Small-Cap Equity V.I.S. Fund	28,143,068	7,619,965	3,552,552	4,067,413
State Street Income V.I.S. Fund	20,541,464	785,270	157,149	628,121
State Street Total Return V.I.S. Fund	1,839,777,569	130,932,652	41,866,160	89,066,492
State Street Real Estate Securities V.I.S. Fund	47,314,663	10,438,923	1,234,102	9,204,821